U.S.  SECURITIES AND EXCHANGE COMMISSION
		WASHINGTON, D.C.  20549


			FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

[ ]	Pre-Effective Amendment No.	___

[ ]	Post-Effective Amendment No.     1


		MANAGERS TRUST II
(Exact Name of Registrant as Specified in Charter)

40 Richards Avenue, Norwalk, Connecticut 06854
(Address of Principal Executive Offices)
		(800) 835-3879
(Registrant's Telephone Number, Including Area Code and
Telephone Number)

		Donald S. Rumery
		Managers Trust II
	40 Richards Avenue, Norwalk, Connecticut 06854
	  (Name and Address of Agent for Service)

	Copy to: Philip H. Newman, P.C.
		Goodwin Procter LLP
Exchange Place, Boston, Massachusetts 02109
__________________________________________________________________
Title of securities being registered: shares of beneficial interest, no par value per share.
Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

No filing fee is required because an indefinite number of shares of the Registrant have previously been registered pursuant to Section 24(f) of the Investment Company Act of 1940, as amended.

		MANAGERS TRUST II


 CONTENTS OF REGISTRATION STATEMENT ON FORM N-14

This Registration Statement consists of the following papers and documents:


Cover Sheet
Notice of Special Meeting
Table of Contents
Part A - Prospectus/Proxy Statement
Part B - Statement of Additional Information
Part C - Other Information
Signature Page
Exhibits


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Conseco Science & Technology Fund
Conseco 20 Fund
Conseco Equity Fund
Conseco Large-Cap Fund
Conseco Balanced Fund
Conseco Convertible Securities Fund
Conseco High Yield Fund
Conseco Fixed Income Fund
Each a Series of Conseco Fund Group
11815 N. Pennsylvania Street
Carmel, Indiana 46032
1-800-986-3384

Dear Shareholder:
Enclosed is a prospectus/proxy statement describing an important proposal to be considered at a meeting of the shareholders of Conseco Science & Technology Fund, Conseco 20 Fund, Conseco Equity Fund, Conseco Large-Cap Fund, Conseco Balanced Fund, Conseco Convertible Securities Fund, Conseco High Yield Fund and Conseco Fixed Income Fund (the "Funds"). You are receiving the prospectus/proxy statement and are entitled to vote on this proposal because you were a Fund shareholder on November 26, 2003.

I am sure that you, like most people, lead a busy life and are tempted to put this prospectus/proxy statement aside. Please do not! Please take a few minutes to review the prospectus/proxy statement and cast your vote. You can sign, date and return the proxy card in the enclosed postage prepaid envelope.

Pursuant to a realignment of its business strategy, 40|86 Advisors, Inc. ("40|86"), formerly Conseco Capital Management, Inc., over the past year has actively pursued alternatives that would allow each of its Funds or its Funds' shareholders to continue their original investment objectives through a tax-free combination of their Fund with a comparable portfolio of another mutual fund group. 40|86 believes that the agreement it has reached with The Managers Funds LLC ("Managers"), the investment manager to the Managers Funds Family of Funds, regarding the transfer of 40|86's business relating to the management, administration, operation and distribution of the Funds and the reorganization of each Fund with a corresponding newly created fund in the Managers Funds Family of Funds will achieve this goal.

This prospectus/proxy statement describes the proposed reorganization on a tax free basis of each Fund into a substantially similar Fund being created in the Managers Funds Family of Funds. Managers will be the investment advisor to each new Managers Fund. To provide continuity of portfolio management, the same money manager that manages your Fund's portfolio investments currently (40|86, Oak Associates or Chicago Equity Partners, as the case may be) will serve as sub-advisor, providing portfolio management services to the Managers Fund into which your Fund is proposed to reorganize.

Each reorganization involves two basic steps. First, each Fund will transfer all of its assets and certain liabilities to the corresponding Managers Fund. Simultaneously, the corresponding
Managers Fund will open an


			(i)

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account for you, crediting it with shares that are equal in number and value to the shares you hold in your Fund immediately prior to the reorganization.

Headquartered in Norwalk, Connecticut, Managers was founded in 1983 to provide individual investors and smaller institutions with access to the same expertise, resources and techniques employed by major institutions and wealthy families. Managers is an affiliate of Affiliated Managers Group, Inc. Managers serves as the investment advisor and, through its wholly-owned subsidiary, Managers Distributors, Inc. ("MDI"), the distributor to the Managers Funds Family of Funds. Managers currently has over $4 billion in assets under management. 40|86 and Conseco Equity agreed to sell this part of their business to Managers and MDI because among other reasons, they believe that the sale will provide continuity of money management for shareholders, while enhancing the distribution capabilities of the Funds.

At a meeting held on October 22, 2003, the Fund's Board of Trustees considered and approved the reorganizations, subject to obtaining your approval. The Trustees recommend that the shareholders of each Fund vote FOR the reorganizations. Your vote is important! If we do not receive your executed proxy card(s) after a reasonable amount of time, you may receive a telephone call from a proxy solicitor reminding you to vote. If you have questions about the shareholder meeting or any of the proposals, please feel free to call us at 1-800-986-3384.


Thank you for your cooperation and continued support.


Sincerely,

[Signature omitted]

Gregory J. Hahn
President




			(ii)

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OVERVIEW OF PROSPECTUS/PROXY STATEMENT
	--------------------------------------
IMPORTANT INFORMATION FOR SHAREHOLDERS OF
CONSECO FUND GROUP
------------------
Although we encourage you to read the full text of the enclosed prospectus/proxy statement, here is a brief overview of some matters affecting your Fund(s) that will be the subject of a shareholder vote.

Q. WHY IS THE SPECIAL MEETING BEING CALLED?
A. The special meeting is being called so shareholders can vote on a proposal to approve an agreement and plan of reorganization for each of Conseco Science & Technology Fund, Conseco 20 Fund, Conseco Equity Fund, Conseco Large-Cap Fund, Conseco Balanced Fund, Conseco Convertible Securities Fund, Conseco High Yield Fund and Conseco Fixed Income Fund (each an "Existing Fund" and collectively, the "Existing Funds") to become part of the Managers Funds Family of Funds.

Q.WHY HAVE THE TRUSTEES PROPOSED THE REORGANIZATIONS?
A. Pursuant to a realignment of its business strategy,40|86 Advisors, Inc.("40|86"), formerly Conseco Capital Management, Inc., over the past year has actively pursued alternatives that would allow the Existing Funds' shareholders to continue their original investment objectives through a tax-free combination of their Existing Fund with a comparable portfolio of another mutual fund group. On September 26, 2003, 40|86, Conseco Equity Sales, Inc. ("Conseco Equity"), The Managers Funds LLC ("Managers")and Managers Distributors, Inc.("MDI")entered into a purchase agreement pursuant to which 40|86 and Conseco Equity agreed to transfer to Managers and MDI their business relating to the management, administration, operation and distribution of the Existing Funds. Headquartered in Norwalk, Connecticut, Managers was founded in 1983 to provide individual investors and smaller institutions with access to the same expertise, resources and techniques employed by major institutions and wealthy families. Managers is an affiliate of Affiliated Managers Group, Inc. Managers serves as the investment advisor and, through its wholly-owned subsidiary, MDI, the distributor to The Managers Funds family of Funds. Managers currently has over $4 billion in assets under management. 40|86 and Conseco Equity agreed to sell this part of their business to Managers and MDI because they believe that the sale will provide continuity of money management for shareholders, while enhancing the distribution capabilities of the Funds.

Q.HOW WILL THE REORGANIZATIONS OCCUR, AND WHAT WILL SHAREHOLDERS
RECEIVE?
A. Each Existing Fund will be reorganized into a corresponding newly-formed series of Managers Trust II, a Massachusetts business trust that is part of the $4 billion Managers Funds Family of Funds. Each Existing Fund will transfer all of its assets to the corresponding series of Managers Trust II (each, a "Successor Fund" and collectively, the "Successor Funds") in exchange solely for shares of the Successor Fund and the Successor Fund's assumption of certain accrued and unpaid liabilities of the Existing Fund. On the closing date of the reorganizations, each Existing Fund shareholder will receive shares of the corresponding Successor Fund equal in number and value to the shareholder's Existing Fund shares on the closing date. After the reorganizations, the Successor Funds will operate in substantially the same manner as the Existing Funds.

Q.WHO WILL BE RESPONSIBLE FOR PORTFOLIO MANAGEMENT OF THE
SUCCESSOR FUNDS?
A. After the reorganizations, Managers will become the investment advisor for the Successor Funds. However, each Successor Fund is expected to be managed in the same manner and by the same advisory

			(iii)
organization as its corresponding Existing Fund. 40|86, the investment advisor for the Existing Funds, will continue to have day-to-day portfolio management responsibility as sub-advisor for Managers Balanced Fund (fixed income portion), Managers Convertible Securities Fund, Managers High Yield Fund and Managers Fixed Income Fund. Oak Associates, ltd., the sub-advisor for Conseco Science & Technology Fund and Conseco 20 Fund and Chicago Equity Partners, LLC, the sub-advisor for Conseco Equity Fund, Conseco Large-Cap Fund and Conseco Balanced Fund (equity portion), will also continue to have day-to-day portfolio management responsibility as sub-advisor for the corresponding Successor Funds.

Q. HOW DO THE INVESTMENT OBJECTIVES AND POLICIES OF THE EXISTING
FUNDS AND THE SUCCESSOR FUNDS COMPARE?
A. The investment objectives and policies of each Successor Fund are substantially the same as those of its corresponding Existing
Fund.

Q.WHEN WILL THE SPECIAL MEETING BE HELD?
A. The special meeting will be held on January 22, 2004, at 10:00 a.m. Eastern Time at the Conseco Conference Center located at 11815 N. Pennsylvania Street, Carmel, Indiana 46032.This special meeting will cover the proposal discussed in this prospectus/proxy statement, as well as any other matters properly brought before the special meeting. The record date for determining which shareholders are eligible to vote on the proposal has been set as the close of business on November 26, 2003. Only those shareholders that owned shares at that time are entitled to vote at the special meeting.

Q.WHEN ARE THE REORGANIZATIONS EXPECTED TO HAPPEN?
A. Although certain conditions must be met, the reorganizations are currently expected to take place on or about the close of business on January 29,2004.

Q.WHO IS PAYING FOR THE COSTS OF THE REORGANIZATIONS?
A. The agreement and plan of reorganization provides that 40|86 and Managers will bear all costs and expenses of each reorganization.

Q.WHAT ARE SHAREHOLDERS VOTING ON?
A. You are being asked to approve an agreement and plan of reorganization relating to the reorganization of your Existing
Fund or Existing Funds into a corresponding Successor Fund or Successor Funds.

Q.HOW DOES THE BOARD OF TRUSTEES RECOMMEND THAT I VOTE?
A. The Board of Trustees recommends that you vote FOR the proposal on the enclosed proxy card.

Q.HOW DO I CONTACT YOU FOR MORE INFORMATION OR TO PLACE MY VOTE?
A. If you have any questions, please call Conseco Fund Group at 1-800-986-3384 for additional information.

Use the enclosed proxy card to record your vote, then return the card in the postage-paid envelope.


			(iv)

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			(v)

	Conseco Science & Technology Fund
		Conseco 20 Fund
	      Conseco Equity Fund
	    Conseco Large-Cap Fund
	    Conseco Balanced Fund
	Conseco Convertible Securities Fund
             Conseco High Yield Fund
            Conseco Fixed Income Fund

Notice of Special Meeting of Shareholders
To Be Held on January 22, 2004
TO THE SHAREHOLDERS: Conseco Fund Group, a Massachusetts business trust (the "Existing Trust"), will hold a special meeting (the "Special Meeting") of shareholders of Conseco Science & Technology Fund, Conseco 20 Fund, Conseco Equity Fund, Conseco Large-Cap Fund, Conseco Balanced Fund, Conseco Convertible Securities Fund, Conseco High Yield Fund and Conseco Fixed Income Fund (each an "Existing Fund" and collectively, the "Existing Funds") at the Conseco Conference Center located at 11815 N. Pennsylvania Street, Carmel, Indiana 46032, on January 22, 2004 at 10:00 a.m. Eastern time, for the purposes of considering and acting upon a proposal to approve the Agreement and Plan of Reorganization, dated November 5,2003 (the "Agreement and Plan of Reorganization"), which provides for the reorganization of each Existing Fund into a corresponding newly-formed series of Managers Trust II, a Massachusetts business trust.

Shareholders of record of the Existing Funds as of the close of business on November 26, 2003 are entitled to notice of, and to vote at, the Special Meeting or any adjournment.

The persons named as proxies will vote in their discretion on any other business that may properly come before the Special Meeting or any adjournments or postponements thereof.

The Shareholders of each Existing Fund will vote separately on the Agreement and Plan of Reorganization. In the event that the necessary quorum or the vote required to approve the Agreement and Plan of Reorganization is not obtained at the Special Meeting, the persons named as proxies may propose one or more adjournments to permit further solicitation of proxies. Any such adjournment will require the affirmative vote of a majority of the shares represented at the Special Meeting in person or by proxy. The persons named as proxies will vote in favor of such adjournment if they determine that such adjournment and additional solicitation are reasonable and in the interests of shareholders.

By Order of the Board of Trustees

[Signature omitted]

William P. Kovacs
Secretary

December 4, 2003


			(vi)

PROXY STATEMENT OF
CONSECO SCIENCE & TECHNOLOGY FUND
CONSECO 20 FUND
CONSECO EQUITY FUND
CONSECO LARGE-CAP FUND
CONSECO BALANCED FUND
CONSECO CONVERTIBLE SECURITIES FUND
CONSECO HIGH YIELD FUND
CONSECO FIXED INCOME FUND
Each a Series of Conseco Fund Group
11815 N. Pennsylvania Street, Carmel, Indiana 46032
1-800-986-3384

PROSPECTUS FOR CLASS A, B, C AND Y SHARES OF
MANAGERS SCIENCE & TECHNOLOGY FUND
MANAGERS 20 FUND
MANAGERS MID-CAP FUND
MANAGERS LARGE-CAP FUND
MANAGERS BALANCED FUND
MANAGERS CONVERTIBLE SECURITIES FUND
MANAGERS HIGH YIELD FUND
MANAGERS FIXED INCOME FUND
Each a Series of Managers Trust II
40 Richards Avenue, Norwalk, Connecticut 06854
1-800-835-3879

This Prospectus/Proxy Statement is being furnished to shareholders of Conseco Science & Technology Fund, Conseco 20 Fund, Conseco Equity Fund, Conseco Large-Cap Fund, Conseco Balanced Fund, Conseco Convertible Securities Fund, Conseco High Yield Fund and Conseco Fixed Income Fund (each, an "Existing Fund" and collectively the "Existing Funds") in connection with a special meeting (the "Special Meeting") of shareholders to approve an Agreement and Plan of Reorganization with respect to each Existing Fund (the "Plan"). Under the Plan, shareholders of each Existing Fund will receive shares of substantially similar funds newly created by Managers Trust II (the "Successor Trust"), a registered, open-end management investment company called Managers Science & Technology Fund, Managers 20 Fund, Managers Mid-Cap Fund, Managers Large-Cap Fund, Managers Balanced Fund, Managers Convertible Securities Fund, Managers High Yield Fund and Managers Fixed Income Fund, respectively (each, a "Successor Fund" and collectively, the "Successor Funds"). On the closing date of the reorganizations contemplated by the Plan (the "Reorganizations"), each Existing Fund shareholder will receive shares of the corresponding Successor Fund equal in number and value to the shareholder's Existing Fund shares on the closing date.

The Successor Funds will not commence operations until the Reorganizations are completed. As a result of the Reorganizations, The Managers Funds LLC ("Managers") will become the investment advisor for the Successor Funds. However, each Successor Fund is expected to be managed in the same manner and by the same advisory organization as its corresponding Existing Fund. 40|86 Advisors, Inc. ("40|86") ,the investment advisor for the Existing Funds, will continue to have day-to-day portfolio management responsibility as sub-advisor for Managers Balanced Fund (fixed income portion), Managers Convertible Securities Fund, Managers High Yield Fund and Managers Fixed Income Fund. Oak Associates, ltd., the sub-advisor for Conseco Science & Technology Fund and Conseco 20 Fund and Chicago Equity Partners, LLC, the sub-advisor for Conseco Equity Fund, Conseco Large-Cap Fund and Conseco Balanced Fund (equity portion), will also continue to have day-to-day portfolio management responsibility as sub-advisor for the corresponding Successor Funds.

After the Reorganizations are complete, the Existing Funds will be dissolved. The Reorganizations are expected to be effective on or about January 29,2004.

This Prospectus/Proxy Statement, which you should read carefully and retain for future reference, sets forth concisely information that you should know about the Existing Funds, the Successor Funds and the Reorganizations. A copy of the Successor Funds' Prospectus has been included in the envelope with this Prospectus/Proxy Statement and is incorporated by reference. Throughout this Prospectus/Proxy Statement, when certain documents are said to be "incorporated by reference," it means that such documents are legally a part of this Prospectus/Proxy Statement.

A Statement of Additional Information, dated _______, 2003 relating to the Reorganizations has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated by reference into this Prospectus/Proxy Statement. A copy of this Statement of Additional Information is available upon request and without charge by calling Managers at 1-800-835-3879, by contacting your financial intermediary or on our website at www.managersfunds.com.

Additional information relating to the Existing Funds and Conseco Fund Group (the "Existing Trust") is contained in the Existing Funds' Prospectus, dated May 1, 2003, as supplemented on October 3, 2003 and October 28, 2003, which is incorporated by reference into this Prospectus/Proxy Statement, and in the Statement of Additional Information of the Existing Trust, dated May 1, 2003. Additional information relating to the Successor Funds and the Successor Trust is contained in the Successor Trust's Statement of Additional Information dated December __, 2003. Each of these documents has been filed with the SEC. You can obtain a free copy of these documents by calling 1-800-986-3384 or by contacting your financial intermediary.

The SEC maintains a web site (http://www.sec.gov) that contains the Existing Funds' Prospectus, dated May 1, 2003, as supplemented, the Statement of Additional Information of the Existing Trust, dated May 1, 2003, the Existing Trust's Annual Report for the year ended December 31, 2002, which is incorporated by reference into this Prospectus/Proxy Statement, the Existing Trust's Semi-Annual Report for the six months ended June 30, 2003, which is incorporated by reference into this Prospectus/Proxy Statement and the Successor Trust's Statement of Additional Information, dated December __, 2003, together with other information regarding the Existing Funds and the Successor Funds.

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The date of this Prospectus/Proxy Statement is December __, 2003.

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TABLE OF CONTENTS


PAGE
SYNOPSIS							 4
The Reorganizations 						 4
Principal Risk Factors						 9
Fees And Expenses 						14
Distribution and Purchase Procedures, Exchange
Rights and Redemption Procedures				54
Distribution of the Successor 					54
THE REORGANIZATIONS 						54
The Plan 							54
Trustee Consideration of The Reorganizations 			55
Federal Income Tax Consequences 				57
COMPARATIVE INFORMATION ABOUT THE EXISTING AND SUCCESSOR
FUNDS 								58
The Existing Trust and the Successor Trust 			58
Comparative Information on Fundamental Investment
Restrictions 							58
Capitalization							59
Comparison of Investment Advisory Arrangements			62
VOTING MATTERS 							68
General Information						68
Voting Rights and Required Vote					68
Shareholder Proposals						69
Share Ownership 						70



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PROXY STATEMENT OF
CONSECO SCIENCE & TECHNOLOGY FUND
CONSECO 20 FUND
CONSECO EQUITY FUND
CONSECO LARGE-CAP FUND
CONSECO BALANCED FUND
CONSECO CONVERTIBLE SECURITIES FUND
CONSECO HIGH YIELD FUND
CONSECO FIXED INCOME FUND
Each a Series of Conseco Fund Group
11815 N. Pennsylvania Street
Carmel, Indiana 46032
1-800-986-3384

PROSPECTUS FOR CLASS A, B, C AND Y SHARES OF
MANAGERS SCIENCE & TECHNOLOGY FUND
MANAGERS 20 FUND
MANAGERS MID-CAP FUND
MANAGERS LARGE-CAP FUND
MANAGERS BALANCED FUND
MANAGERS CONVERTIBLE SECURITIES FUND
MANAGERS HIGH YIELD FUND
MANAGERS FIXED INCOME FUND
Each a Series of Managers Trust II
40 Richards Avenue
Norwalk, Connecticut 06854
1-800-835-3879

SYNOPSIS
The Reorganizations
On September 26, 2003, Managers, Managers Distributors, Inc. ("MDI"), 40|86 and Conseco Equity Sales, Inc. ("Conseco Equity") entered into a purchase agreement pursuant to which 40|86 and Conseco Equity agreed to transfer to Managers and MDI their business relating to the management, administration, operation and distribution of the Existing Funds. As a means of effecting the transfer of the rights and responsibilities associated with these functions, the Existing Trust and the Successor Trust entered into the Plan to transfer the assets and certain liabilities of each Existing Fund to a corresponding Successor Fund managed by Managers. At a meeting held on October 22, 2003, the Board of Trustees of the Existing Trust approved the Plan and concluded that the Reorganizations are in the best interests of the shareholders of the Existing Funds.

Under the Plan, each Existing Fund will transfer all of its assets to the corresponding Successor Fund in exchange solely for shares of the Successor Fund and the Successor Fund's assumption of those accrued and unpaid liabilities of the Existing Fund set forth in the statement of assets and liabilities of the Existing Fund as of the closing date of the Reorganization. Each Existing Fund will then distribute these shares of the corresponding Successor Fund to its shareholders in exchange for their shares of the Existing Fund. Each shareholder of each Existing Fund will receive full and fractional shares of a class of the corresponding Successor Fund equal in number and value to the shares in the corresponding class of the Existing Fund held by that Shareholder immediately prior to the Reorganizations. The closing date of the Reorganizations is expected to be January 29, 2004. The Plan provides that 40|86 and Managers will bear all costs and expenses of the Reorganizations, including the costs and expenses incurred in the preparation and mailing of this Prospectus/Proxy Statement, as agreed between them.

The implementation of each Reorganization is subject to a number of conditions set forth in the Plan, including the receipt by each Fund of an opinion of counsel to the effect that the Reorganization will be treated as a tax-free transaction for U.S.
federal income tax purpose to the Existing Funds and their shareholders, which condition may not be waived.

This description of the Reorganizations is qualified by reference to the full text of the Plan, which is attached as Appendix A.

Federal Income Tax Consequences
-------------------------------
The Reorganizations are not intended to result in the recognition of income, gain or loss for U.S. federal income tax purposes. The receipt by the Successor Trust and the Existing Trust of an opinion of counsel to the effect that each Reorganization will be treated as a tax-free transaction for U.S. federal income tax purposes to the Existing Funds and their shareholders and the Successor Funds is a condition to the closing of the Reorganizations. See "The Reorganizations -- Federal Income Tax Consequences."

Investment Objectives And Policies
----------------------------------
As shown below, the investment objectives and policies of each Successor Fund are substantially the same as those of its corresponding Existing Fund.

Conseco Science and Technology Fund and Managers Science and
Technology Fund
----------------------------------------------------------------
The investment objective of both Conseco Science and Technology Fund and Managers Science and Technology Fund is long-term capital appreciation through a non-diversified portfolio of equity securities. Both Funds have substantially similar investment policies and strategies. Managers Science & Technology Fund may change its investment objective without shareholder approval, but shareholders will receive prior notice of any such change. In contrast, Conseco Science & Technology Fund's investment objective is a fundamental policy and may not be changed without shareholder approval.

Each Fund seeks to achieve its investment objective by investing in a non-diversified portfolio of equity securities of companies that its sub-advisor believes are positioned to take advantage of scientific or technological advances to power earnings growth. Each Fund invests in the common stock of companies that rely extensively on technology in their product development or operations, or which are expected to benefit from technological advances and improvements. Each Fund will invest at least 80% of its assets in companies that its sub-advisor believes are positioned to take advantage of scientific or technological advances to power earnings growth; this policy may not be changed without providing shareholders 60 days prior notice. In addition to common stocks, each Fund may invest from time to time in any or all of the following: preferred stocks, convertible securities, warrants and bonds and other fixed-income securities. For defensive purposes and pending investment of money received for share purchases, each Fund may temporarily depart from its investment objective and invest without limitation in cash, money market instruments and SPDRs (Standard and Poor's Depository Receipts, which are shares in a unit investment trust that trades on the American Stock Exchange and holds stocks designed to track the Standard and Poor's Composite 500 stock index). When each Fund invests in the foregoing, it may not achieve its investment objective.

Conseco 20 Fund and Managers 20 Fund
------------------------------------
The investment objective of both Conseco 20 Fund and Managers 20 Fund is capital appreciation through a non-diversified portfolio of equity securities. Both Funds have substantially similar investment policies and strategies. Managers 20 Fund may change its investment objective without shareholder approval, but shareholders will receive prior notice of any such change. In contrast, Conseco 20 Fund's investment objective is a fundamental policy and may not be changed without shareholder approval.

Each Fund seeks to achieve its investment objective by investing in a non-diversified portfolio consisting of the common stocks of 15 to 25 companies of any size offering strong growth potential. Each Fund selects securities based on a global economic outlook, with a particular focus on investments in specific industries, and seek companies in out-of-favor situations at attractive prices. In addition to common stocks, each Fund may invest from time to time in any or all of the following: preferred stocks, convertible securities, warrants and bonds and other fixed-income securities. For defensive purposes and pending investment of money received for share purchases, each Fund may temporarily depart from its investment objective and invest without limitation in cash, money market instruments and SPDRs (Standard and Poor's Depository Receipts, which are shares in a unit investment trust that trades on the American Stock Exchange and holds stocks designed to track the Standard and Poor 's Composite 500 stock index). When each Fund invests in the foregoing, it may not achieve its investment objective.

Conseco Equity Fund and Managers Mid-Cap Fund
---------------------------------------------
The investment objective of both Conseco Equity Fund and Managers Mid-Cap Fund is long-term capital appreciation by investing in a portfolio of equity securities of larger, well-established U.S. companies. Both Funds have substantially similar investment policies and strategies. Managers Mid-Cap Fund may change its investment objective without shareholder approval, but shareholders will receive prior notice of any such change. In contrast, Conseco Equity Fund's investment objective is a fundamental policy and may not be changed without shareholder approval.

Each Fund seeks to achieve its investment objective by investing in a diversified portfolio consisting of the common stocks of medium-sized companies which will generally be listed on the New York, American or NASDAQ exchanges and be widely held among a large number of investors. Conseco Equity Fund invests at least 80% of its assets in U.S. common stock and may also invest in other U.S. and foreign securities, including convertible securities and warrants. Managers Mid-Cap Fund will invest at least 80%of its assets in companies that, at the time of purchase, have market capitalizations between $1 billion and $12 billion; this policy may not be changed without providing shareholders 60 days prior notice. For defensive purposes and pending investment of money received for share purchases, each Fund may temporarily depart from its investment objective and invest without limitation in cash, money market instruments and SPDRs (Standard and Poor's Depository Receipts, which are shares in a unit investment trust that trades on the American Stock Exchange and holds stocks designed to track the Standard and Poor's Composite 500 stock index). When each Fund invests in the foregoing, it may not achieve its investment objective.

Conseco Large-Cap Fund and Managers Large-Cap Fund
--------------------------------------------------
The investment objective of both Conseco Large-Cap Fund and Managers Large-Cap Fund is long-term capital appreciation by investing in a diversified portfolio of equity securities of larger, well-established U.S. companies. Both Funds have substantially similar investment policies and strategies. Managers Large-Cap Fund may change its investment objective without shareholder approval, but shareholders will receive prior notice of any such change. In contrast, Conseco Large-Cap Fund's investment objective is a fundamental policy and may not be changed without shareholder approval.

Each Fund seeks to achieve its investment objective by investing in a diversified portfolio of larger, well-established companies. Each Fund will invest at least 80% of its assets in the common stocks of U.S. large-sized companies with market capitalizations, at the time of investment, in excess of $2 billion, in the case of Conseco Large-Cap Fund, and in excess of $2.5 billion, in the case of Managers Large-Cap Fund; this policy may not be changed without providing shareholders 60 days prior notice. Each Fund invests in U.S. common stocks as well as other U.S. and foreign securities, including preferred stocks, convertible securities and warrants. For defensive purposes and pending investment of money received for share purchases, each Fund may temporarily depart from its investment objective and invest without limitation in cash, money market instruments and SPDRs (Standard and Poor's Depository Receipts, which are shares in a unit investment trust that trades on the American Stock Exchange and holds stocks designed to track the Standard and Poor's Composite 500 stock index). When each Fund invests in the foregoing, it may not achieve its investment objective.

Conseco Balanced Fund and Managers Balanced Fund
------------------------------------------------
The investment objective of both Conseco Balanced Fund and Managers Balanced Fund is high total investment return, consistent with the preservation of capital and prudent investment risk. Both Funds have substantially similar investment policies and strategies. Managers Balanced Fund may change its investment objective without shareholder approval, but shareholders will receive prior notice of any such change. In contrast, Conseco Balanced Fund's investment objective is a fundamental policy and may not be changed without shareholder approval.

Each Fund seeks to achieve its investment objective by investing approximately 50-65% of its total assets in stocks and equity securities and investing the remainder in bonds and other fixed-income securities, as well as cash or cash equivalents. The equity portion of each Fund is invested primarily in a diversified portfolio of U.S. common stocks as well as other U.S. and foreign securities, including convertible securities and warrants. Normally, the equity portion of each Fund will focus on large (generally determined by reference to the capitalization of companies in the Russell 1000 Index) and medium-sized (generally determined by reference to the capitalization of companies in the Russell Mid-Cap Index) companies which will generally be listed on the New York, American or NASDAQ exchanges and be widely held among a large number of investors. The fixed income portion of each Fund normally invests at least 25% of the Fund's total assets in a wide range of domestic and foreign fixed-income securities, such as bonds, including securities not based on the U.S. dollar, and may also invest up to 25% of the Fund's total assets in below-investment grade securities (those rated Ba1/BB+or lower by Moody's/Standard & Poor's). Each Fund may invest more than 65% of its total assets in stocks if Managers in the case of the Successor Fund, or 40|86 in the case of the Existing Fund, considers conditions in the stock market to be more favorable than those in the bond market, and each Fund may invest more than 25%of its total assets in fixed income securities if Managers in the case of the Successor Fund, or 40|86 in the case of the Existing Fund, considers conditions in the bond market to be more favorable than those in the stock market. For defensive purposes and pending investment of money received for share purchases, each Fund may temporarily depart from its investment objective and invest without limitation in cash, money market instruments and SPDRs (Standard and Poor's Depository Receipts, which are shares in a unit investment trust that trades on the American Stock Exchange and holds stocks designed to track the Standard and Poor's Composite 500 stock index). When each Fund invests in the foregoing, it may not achieve its investment objective.

Conseco Convertible Securities Fund and Managers Convertible
Securities Fund
----------------------------------------------------------------
The investment objective of both Conseco Convertible Securities Fund and Managers Convertible Securities Fund is high total return through a combination of current income and capital appreciation. Both Funds have substantially similar investment policies and strategies. Managers Convertible Securities Fund may change its investment objective without shareholder approval, but shareholders will receive prior notice of any such change. In contrast, Conseco Convertible Securities Fund's investment objective is a fundamental policy and may not be changed without shareholder approval.

Each Fund seeks to achieve its investment objective by investing primarily in bonds and other securities that are convertible into common stock. Each Fund will invest at least 80% of its assets in convertible securities (bonds, debentures, notes or preferred stock) that an owner has the option to exchange for common stock at a prestated price. At any given time, over 50% of each Fund's assets may be invested in below-investment grade securities (those rated Ba1/BB+or lower by Moody's/Standard &Poor's). In addition to convertible securities, each Fund may invest in common stock, convertible securities with conversion features that do not depend on the market price of the issuer's common stock, and stocks and bonds of foreign issuers, including issuers in emerging markets. For defensive purposes and pending investment of money received for share purchases, each Fund may temporarily depart from its investment objective and invest without limitation in cash, money market investments, preferred stocks, or investment-grade debt securities. When each Fund invests in the foregoing, it may not achieve its investment objective.

Conseco High Yield Fund and Managers High Yield Fund
----------------------------------------------------
The investment objective of both Conseco High Yield Fund and Managers High Yield Fund is to provide a high level of current income with a secondary objective of capital appreciation. Both Funds have substantially similar investment policies and strategies. Managers High Yield Fund may change its investment objective without shareholder approval, but shareholders will receive prior notice of any such change. In contrast, Conseco High Yield Fund's investment objective is a fundamental policy and may not be changed without shareholder approval.

Each Fund seeks to achieve its investment objective by investing in a portfolio of below-investment grade bonds (those rated Ba1/BB+ or lower by Moody's/Standard &Poor's). Each Fund will invest at least 80% of its assets in below-investment grade bonds (debt securities); this policy may not be changed without providing shareholders 60 days prior notice. Each Fund may also invest in any of the following: corporate debt securities and preferred stock; zero-coupon bonds and other deferred interest securities that do not pay periodic interest; mortgage-backed debt securities; asset-backed securities; convertible securities; restricted securities; taxable municipal securities (interest on municipal bonds is often exempt from federal income tax; each Fund invests in bonds that are typically not tax exempt) federal issued by state and local governments; cash or cash equivalents, such as certificates of deposit or money-market funds; money-market instruments, such as bankers' acceptances, commercial paper and repurchase agreements; securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, such as the Federal Home Loan Bank and the Student Loan Marketing Association; common stock; and stocks and bonds of foreign issuers, including issuers in emerging markets. For defensive purposes and pending investment of money received for share purchases, each Fund may temporarily depart from its investment objective and invest without limitation in cash or money market instruments. When each Fund invests in the foregoing, it may not achieve its investment objective.

Conseco Fixed Income Fund and Managers Fixed Income Fund
--------------------------------------------------------
The investment objective of both Conseco Fixed Income Fund and Managers Fixed Income Fund is to provide the highest level of income as is consistent with the preservation of the capital investment. Both Funds have substantially similar investment policies and strategies. Managers Fixed Income Fund may change its investment objective without shareholder approval, but shareholders will receive prior notice of any such change. In contrast, Conseco Fixed Income Fund's investment objective is a fundamental policy and may not be changed without shareholder approval.

Each Fund seeks to achieve its investment objective by investing in a portfolio of investment-grade debt securities. Each Fund will invest at least 80% of its assets in investment-grade debt securities (those rated above Ba1/BB+ by Moody's/Standard & Poor's). Each Fund will invest at least 80% of its assets in investment-grade debt securities; this policy may not be changed without providing shareholders 60 days prior notice. Each Fund may invest in debt securities issued by the following: public and private U.S. companies; foreign companies; the U.S. government and its agencies, such as the Federal Home Loan Bank; state and local governments issuing taxable municipal securities (interest on municipal bonds is often exempt from federal income tax; each Fund invests in bonds that are typically not tax exempt); and foreign governments, their agencies and instrumentalities. Each Fund may also invest in mortgage-backed debt securities, asset-backed debt securities and restricted securities. In addition, each Fund may invest up to 15% of its assets in common and preferred stock, convertible securities that an owner has the option to exchange for common stock at a prestated price, and debt securities carrying warrants to purchase equity securities. Up to 20%of each Fund's assets may be invested in below-investment grade securities (those rated Ba1/BB+ or lower by Moody's/Standard & Poor's). While each Fund may purchase debt securities of any maturity, the Fund will primarily invest in debt securities with 7 to 15-year maturities. The average maturity of debt securities in the Fund's portfolio may, however, be shorter or longer depending on market conditions. For defensive purposes and pending investment of money received for share purchases, each Fund may temporarily depart from its

Conseco Proxy.indd 12/12/2003,3:53 PM 8.9
investment objective and invest without limitation in cash or money market instruments. When each Fund invests in the foregoing, it may not achieve its investment objective.

Principal Risk Factors
----------------------
The chart below lists the principal risk factors associated with investing in each of the Existing Funds and the Successor Funds. The risk factors associated with an investment in an Existing Fund are identical to those associated with the corresponding Successor Fund. These risk factors are discussed in detail in the section immediately following this chart.

The following is a detailed discussion of the principal risk factors of each of the Existing and Successor Funds as listed above.

			Principal Risk Factors-Existing 	Principal Risk Factors-Successor
Funds				Fund					Fund
-----			-------------------------------		--------------------------------
Conseco Science & 	Non-Diversification Risk		Non-Diversification Risk
Technology Fund		Market Risk				Market Risk
			Smaller Company Risk			Smaller Company Risk
Managers Science & 	Liquidity and Valuation Risk		Liquidity and Valuation
Risk
Technology Fund		Science & Technology Market Risk	Science & Technology
Market
Risk
			Growth Stock Risk			Growth Stock Risk
			Value Stock Risk			Value Stock Risk
------------------------------------------------------------------------------------------------
Conseco 20 Fund		Non-Diversification Risk		Non-Diversification Risk
			Market Risk				Market Risk
Managers 20 Fund	Smaller Company Risk			Smaller Company Risk
			Liquidity and Valuation Risk		Liquidity and Valuation Risk
			Foreign Risk				Foreign Risk
			Value Stock Risk			Value Stock Risk
------------------------------------------------------------------------------------------------
Conseco Equity Fund	Market Risk				Market Risk
			Liquidity and Valuation Risk		Liquidity and Valuation Risk
Managers Mid-Cap Fund	Smaller Company Risk			Smaller Company Risk
			Value Stock Risk			Value Stock Risk
------------------------------------------------------------------------------------------------
Conseco Large-Cap Fund	Market Risk				Market Risk
			Growth Stock Risk			Growth Stock Risk
Managers Large-Cap 	Value Stock Risk			Value Stock Risk
Fund
------------------------------------------------------------------------------------------------
Conseco Balanced Fund	Market Risk				Market Risk
			Credit Risk				Credit Risk
Managers Balanced Fund 	Interest Rate Risk			Interest Rate Risk
			Foreign Risk				Foreign Risk
			Leverage Risk				Leverage Risk
			Value Stock Risk			Value Stock Risk
------------------------------------------------------------------------------------------------
Conseco Convertible 	Market Risk				Market Risk
Securities Fund		Interest Rate Risk			Interest Rate Risk
			Credit Risk				Credit Risk
Managers Convertible 	Foreign Risk (including Developing	Foreign Risk
(including
Developing
Securities Fund		Market Risk)				Market Risk)
			Restricted Securities Risk		Restricted Securities Risk
			Leverage Risk				Leverage Risk
------------------------------------------------------------------------------------------------
Conseco High Yield Fund	Credit Risk				Credit Risk
			Interest Rate Risk			Interest Rate Risk
Managers High Yield 	Market Risk				Market Risk
Fund 			Prepayment Risk				Prepayment Risk
			Restricted Securities Risk		Restricted Securities Risk
			Foreign Risk (including Developing	Foreign Risk (including Developing
			Market Risk)				Market Risk)
------------------------------------------------------------------------------------------------
Conseco Fixed Income	Credit Risk				Credit Risk
Fund			Interest Rate Risk			Interest Rate Risk
			Market Risk				Market Risk
Managers Fixed Income	Prepayment Risk				Prepayment Risk
Fund			Restricted Securities Risk		Restricted Securities Risk
			Municipal Market Risk			Municipal Market Risk
			Foreign Risk				Foreign Risk
------------------------------------------------------------------------------------------------


* Credit Risk The issuer of a security, or one of the parties to a contract, may default or otherwise be unable to honor a financial obligation. Securities rated below investment grade are especially susceptible to this risk.

* Foreign Risk Investment gains in foreign securities may be subject to higher taxes, and foreign currencies may lose value relative to the U.S. dollar. That would reduce the value of both the gains and the investment itself for American investors. Changes in foreign countries' economic policies and their relations with the United States may also pose risks.

* Developing Market Risk Generally, the risks of foreign investing are greater in developing markets. Investors in developing markets face a greater likelihood of political and economic instability, the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital. They may also have to cope with changes in local governmental attitudes toward private investment, possibly leading to nationalization or confiscation of their assets.

* Growth Stock Risk Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. While the prices of any type of stock may rise and fall rapidly, growth stocks in particular may underperform during periods when the market favors value stocks. The Fund's performance may also suffer if certain stocks do not perform as the sub-advisor expected. To the extent that a Fund's sub-advisor sells stocks before they reach their market peak, the Fund may miss out on opportunities for higher performance.

* Interest Rate Risk Changing interest rates may adversely affect the value of an investment. An increase in interest rates typically causes the value of bonds and other fixed-income securities to fall. Because of this risk, a Fund that invests in fixed-income securities is subject to risk even if all the fixed-income securities in that Fund's portfolio are paid in full at maturity. Changes in interest rates will affect the value of longer-term fixed-income securities more than shorter-term securities.

* Leverage Risk Borrowing, or some derivative investments, such as forward commitment transactions, may multiply smaller market movements into large changes in value.

* Liquidity and Valuation Risk Securities that were liquid when purchased by a Fund may become temporarily hard to value and difficult or impossible to sell, especially in declining markets.

* Market Risk The market value of a Fund's investments will fluctuate as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry or sector of the economy or may affect the market as a whole.

* Municipal Market Risk Factors unique to the municipal bond market may negatively affect the value of the Fund's investment in municipal bonds. These factors include political or legislative changes, uncertainties related to the tax status of the securities and the rights of investors in the securities. The
Fund may invest in a group of municipal obligations that are related in such a way that an economic, business or political development affecting one would also affect the others.

* Non-Diversification Risk If a Fund has most of its investments in a few securities, its performance will be more susceptible to factors adversely affecting the issuers of those securities than would the performance of a more diversified portfolio.

* Prepayment Risk Issuers may prepay fixed-rate bonds when interest rates fall, forcing the Fund to reinvest in obligations with lower interest rates than the original bonds.

* Restricted Securities Risk A buyer for restricted securities may be difficult to come by and their selling price will be less than originally anticipated because they may only be sold in privately negotiated transactions.

* Science & Technology Market Risk Companies in the rapidly changing fields of science and technology often face unusually high price volatility, both in terms of gains and losses. The potential for wide variation in performance is based on the special risks common to the stocks of these companies. In the science and technology market, products or services that at first appear promising may not prove commercially successful or may become obsolete quickly

* Smaller Company Risk Investments in smaller companies may be more volatile than investments in larger companies. Smaller companies generally experience higher growth rates and higher failure rates than do larger companies. The trading volume of smaller-company stocks is normally lower than that of larger-company stocks. Short-term changes in the market for small-company stocks generally have a disproportionate effect on their price, tending to make them rise more in response to buying demand and fall more in response to selling pressure. These risks are somewhat less for medium-size companies relative to smaller-size companies.

* Value Stock Risk The determination that a stock is undervalued is subjective; the market may not agree, and the stock price may not rise to what the sub-advisor believes is its full value. The stock price may even decrease in value.

* Volatility Risk The risk that performance will be affected by unanticipated events (e.g., significant earnings shortfalls or gains, war, or political events) that cause major price changes in individual securities or market sectors.

Fees And Expenses
-----------------
Conseco Science & Technology Fund and Managers Science & Technology
Fund
----
This table discloses the fees and expenses that you may pay if you buy and hold shares of either Fund. Only pro forma information has been presented with respect to the Successor Fund because the Successor Fund will not commence operations until the Reorganization is completed. There will not be any shareholder fees payable in connection with the Reorganization.



Class A Shares
--------------


						Conseco 	Pro Forma-
						Science & 	Managers
						Technology 	Science &
						Fund 		Technology
						Class A		Fund Class A
						-----------	------------

Shareholder Fees (fees paid directly from your investment)
----------------------------------------------------------

Maximum sales charge (load) imposed on purchases
(as a percentage of the offering price)		5.75%		5.75%
Maximum deferred sales charge (load)		None		None
Maximum sales charge (load)
imposed on reinvested dividends and
distributions					None		None
Redemption fees					None		None (1)
Exchange fees					None		None


			Annual Fund Operating Expenses
			------------------------------

Management and Administrative Fees		1.20%		1.20%
Distribution (12b-1) Fees			0.50%		0.50%
Other Expenses					0.68%		1.36%(2)
						-----		-----
Total Annual Fund Operating Expenses		2.38%		3.06%
Fee Waiver and Reimbursement			(0.63%) (3)	(1.31%) (2,4)
						-----		-----
Net Annual Fund Operating Expenses		1.75%		1.75%
						=====		=====

________________________________
(1) Shareholders of the Successor Fund who redeem shares by wire or request expedited processing will be charged a $15 fee.

(2) Other expenses reflect operating expenses that are expected to be incurred during the current fiscal year.

(3) 40|86 and Conseco Services,LLC (the "Conseco Administrator") have contractually agreed to waive a portion of their fees and/or pay a portion of the Existing Fund's expenses through April 30, 2004 to ensure that the Existing Fund's Annual Fund Operating Expenses do not exceed 1.75%. This arrangement does not cover interest, taxes, brokerage commissions or extraordinary expenses. They may recover any money waived under the contract provisions, to the extent that actual fees and expenses are less than the expense limitation, for a period of three years after the date of the waiver.

(4) Managers has contractually agreed, through at least April 30, 2005, to limit "Total Annual Fund Operating Expenses" (exclusive of taxes, interest, brokerage commissions and extraordinary items) to the Net Annual Fund Operating Expenses listed above, subject to later reimbursement by the Successor Funds in certain circumstances.In general, for a period of up to three years from the time of any waiver or payment pursuant to a Successor Fund's contractual expense limitation, Managers may recover from the Successor Funds fees waived and expenses paid to the extent that the Successor Fund's Total Annual
Fund Operating Expenses do not exceed that Successor Fund's contractual expense limitation amount.



Class B Shares
--------------
						Conseco 	Pro Forma-
						Science & 	Managers
						Technology 	Science &
						Fund 		Technology
						Class B		Fund Class B
						------------	------------

Shareholder Fees (fees paid directly from your investment)
----------------------------------------------------------

Maximum sales charge (load) imposed on purchases
  (as a percentage of the offering price)	None		None
Maximum deferred sales charge (load)		5.00%(1)	5.00%(2)
Maximum sales charge (load) imposed on
reinvested dividends and distributions		None		None
Redemption fees					None		None (3)
Exchange fees					None		None


			Annual Fund Operating Expenses
			------------------------------

Management and Administrative Fees		1.20%		1.20%
Distribution (12b-1) Fees			1.00%		1.00%
Other Expenses					0.68%		1.36%(4)
						-----		-----
Total Annual Fund Operating Expenses		2.88%		3.56%
Fee Waiver and Reimbursement			(0.63%)(5)	(1.31%)(6)
						-----		-----
Net Annual Fund Operating Expenses		2.25%		2.25%
						=====		=====

_________________
(1) The maximum 5.00% contingent deferred sales charge applies to the sale of Class B shares of the Existing Fund during the first year after purchase. The charge declines annually, reaching zero after six years.

(2) The maximum 5.00% contingent deferred sales charge applies to the sale of Class B shares of the Successor Fund during the first year after purchase. The charge declines annually, reaching zero after six years.

(3) Shareholders of the Successor Fund who redeem shares by wire or request expedited processing will be charged a $15 fee.

(4) Other expenses reflect operating expenses that are expected to be incurred during the current fiscal year.

(5) 40|86 and the Conseco Administrator have contractually agreed to waive a portion of their fees and/or pay a portion of the Existing Fund's expenses through April 30, 2004 to ensure that the Existing Fund's Annual Fund Operating Expenses do not exceed 2.25% This arrangement does not cover interest, taxes, brokerage commissions or extraordinary expenses. They may recover any money waived under the contract provisions, to the extent that actual fees and expenses are less than the expense limitation, for a period of three years after the date of the waiver.

(6) Managers has contractually agreed, through at least April
30, 2005, to limit "Total Annual Fund Operating Expenses" (exclusive of taxes, interest, brokerage commissions and extraordinary items) to the Net Annual Fund Operating Expenses listed above, subject to later reimbursement by the Successor Funds in certain circumstances. In general, for a period of up to three years from the time of any waiver or payment pursuant to a Successor Fund's contractual expense limitation, Managers may recover from the Successor Funds fees waived and expenses paid to the extent that the Successor Fund's Total Annual
Fund Operating Expenses do not exceed that Successor Fund's contractual expense limitation amount.



Class C Shares
--------------					Conseco 	Pro Forma-
						Science & 	Managers
						Technology 	Science &
						Fund 		Technology
						Class C		Fund Class C
						-----------	------------

Shareholder Fees (fees paid directly from your investment)
----------------------------------------------------------

Maximum sales charge (load) imposed on purchases
(as a percentage of the offering price)		1.00%		1.00%
Maximum deferred sales charge (load)		1.00%(1)	1.00%(2)
Maximum sales charge (load) imposed on
reinvested dividends and distributions		None		None
Redemption fees					None		None (3)
Exchange fees					None		None


			Annual Fund Operating Expenses
			------------------------------

Management and Administrative Fees		1.20%		1.20%
Distribution (12b-1) Fees 			1.00%		1.00%
Other Expenses 					0.68%		1.36%(4)
						-----		-----
Total Annual Fund Operating Expenses		2.88%		3.56%
Fee Waiver and Reimbursement			(0.63%)(5)	(1.31%)(6)
						-----		-----
Net Annual Fund Operating Expenses		2.25%		2.25%
						=====		=====



___________________________________________
(1) The 1.00% contingent deferred sales charge applies only if an investor sells Class C shares of the Existing Fund within one year of purchase.

(2) The 1.00% contingent deferred sales charge applies only if an investor sells Class C shares of the Successor Fund within one year of purchase.

(3) Shareholders of the Successor Fund who redeem shares by wire or request expedited processing will be charged a $15 fee.

(4) Other expenses reflect operating expenses that are expected to be incurred during the current fiscal year.

(5) 40|86 and the Conseco Administrator have contractually agreed to waive a portion of their fees and/or pay a portion of the Existing Fund's expenses through April 30, 2004 to ensure that the Existing Fund's Annual Fund Operating Expenses do not exceed 2.25% This arrangement does not cover interest, taxes, brokerage commissions or extraordinary expenses. They may recover any money waived under the contract provisions, to the extent that actual fees and expenses are less than the expense limitation,for a period of three years after the date of the waiver.

(6) Managers has contractually agreed, through at least April
30, 2005, to limit "Total Annual Fund Operating Expenses" (exclusive of taxes, interest, brokerage commissions and extraordinary items) to the Net Annual Fund Operating Expenses listed above,subject to later reimbursement by the Successor Funds in certain circumstances. In general, for a period of up to three years from the time of any waiver or payment pursuant to a Successor Fund's contractual expense limitation, Managers may recover from the Successor Funds fees waived and expenses paid to the extent that the Successor Fund's Total Annual
Fund Operating Expenses do not exceed that Successor Fund's contractual expense limitation amount.


Class Y Shares
--------------					Conseco 	Pro Forma-
						Science & 	Managers
						Technology 	Science &
						Fund 		Technology
						Class C		Fund Class C
						-----------	------------

Shareholder Fees (fees paid directly from your investment)
----------------------------------------------------------

Maximum sales charge (load) imposed on purchases
(as a percentage of the offering price)		None		None
Maximum deferred sales charge (load)		None		None
Maximum sales charge (load) imposed on
reinvested dividends and distributions		None		None
Redemption fees					None		None (1)
Exchange fees					None		None


			Annual Fund Operating Expenses
			------------------------------

Management and Administrative Fees		1.20%		1.20%
Distribution (12b-1) Fees 			None		None
Other Expenses 					0.68%		1.36%(2)
						-----		-----
Total Annual Fund Operating Expenses		1.88%		2.56%
Fee Waiver and Reimbursement			(0.63%)(3)	(1.31%)(4)
						-----		-----
Net Annual Fund Operating Expenses		1.25%		1.25%
						=====		=====

_________________________________________
(1) Shareholders of the Successor Fund who redeem shares by wire or request expedited processing will be charged a $15 fee.

(2) Other expenses reflect operating expenses that are expected to be incurred during the current fiscal year.

(3) 40|86 and the Conseco Administrator have contractually agreed to waive a portion of their fees and/or pay a portion of the Existing Fund's expenses through April 30, 2004 to ensure that the Existing Fund's Annual Fund Operating Expenses do not exceed 1.25%. This arrangement does not cover interest,taxes, brokerage commissions or extraordinary expenses. They may recover any money waived under the contract provisions, to the extent that actual fees and expenses are less than the expense limitation,for a period of three years after the date of the waiver.

(4) Managers has contractually agreed, through at least April
30, 2005,to limit "Total Annual Fund Operating Expenses" (exclusive of taxes, interest, brokerage commissions and extraordinary items) to the Net Annual Fund Operating Expenses listed above, subject to later reimbursement by the Successor Funds in certain circumstances. In general, for a period of up to three years from the time of any waiver or payment pursuant to a Successor Fund's contractual expense limitation, Managers may recover from the Successor Funds fees waived and expenses paid to the extent that the Successor Fund's Total Annual
Fund Operating Expenses do not exceed that Successor Fund's contractual expense limitation amount.

Example
-------
To illustrate the effect of operating expenses, assume that each Fund's annual return is 5% and that it had total operating expenses described in the table above. For every $10,000 invested in each Fund, the following amounts of total expenses would have been paid if an investor closed his or her account at the end of each of the following time periods:




FUND 				1 YEAR		3 YEARS		5 YEARS		10 YEARS
-------------------------	------		-------		-------		--------
Conseco Science &
Technology Fund  Class A Shares	$743		$1,218		$1,719		$3,090

Pro Forma-- Managers
Science & Technology Fund
Class A Shares			$743		$1,226		$1,865		$3,575

Conseco Science &
Technology Fund Class B Shares	$728		$1,133		$1,663		$3,050

Pro Forma-- Managers
Science & Technology Fund
Class B Shares			$742		$1,162		$1,725		$3,648

Conseco Science &
Technology Fund
Class C Shares			$426		$924		$1,548		$3,228

Pro Forma-- Managers
Science & Technology Fund
Class C Shares			$428		$933		$1,698		$3,712

Conseco Science &
Technology Fund
Class Y Shares			$127		$530		$958		$2,150

Pro Forma-- Managers
Science & Technology Fund
Class Y Shares			$127		$538		$1,117		$2,691



The purpose of these tables is to assist an investor in understanding the various types of costs and expenses that an investor in the combined Fund will bear, whether directly or indirectly. The assumption in this example of a 5% annual return is required by regulations of the SEC applicable to all mutual funds. The information in the previous tables should not be considered a representation of past or future expenses or rates of return. Actual expenses or returns may be greater or less than those shown and may change.

Conseco 20 Fund and Managers 20 Fund
------------------------------------
This table discloses the fees and expenses that you may pay if you buy and hold shares of either Fund. Only pro forma information has been presented with respect to the Successor Fund because the Successor Fund will not commence operations until the Reorganization is completed. There will not be any shareholder fees payable in connection with the Reorganization.



Class A Shares
--------------					Conseco 20	Pro Forma-
						Fund Class A	Managers 20 Fund Class A
						-----------	------------

Shareholder Fees (fees paid directly from your investment)
----------------------------------------------------------

Maximum sales charge (load) imposed on purchases
(as a percentage of the offering price)		5.75%		5.75%
Maximum deferred sales charge (load)		None		None
Maximum sales charge (load) imposed on
reinvested dividends and distributions		None		None
Redemption fees					None		None (1)
Exchange fees					None		None


			Annual Fund Operating Expenses
			------------------------------

Management and Administrative Fees		0.90%		0.90%
Distribution (12b-1) Fees 			0.50%		0.50%
Other Expenses 					0.42%		0.51%(2)
						-----		-----
Total Annual Fund Operating Expenses		1.82%		1.91%
Fee Waiver and Reimbursement			(0.07%)(3)	(0.16%)(4)
						-----		-----
Net Annual Fund Operating Expenses		1.75%		1.75%
						=====		=====




_________________
(1) Shareholders of the Successor Fund who redeem shares by wire or request expedited processing will be charged a $15 fee.

(2) Other expenses reflect operating expenses that are expected to be incurred during the current fiscal year.

(3) 40|86 and the Conseco Administrator have contractually agreed to waive a portion of their fees and/or pay a portion of the Existing Fund's expenses through April 30, 2004 to ensure that the Existing Fund's Annual Fund Operating Expenses do not exceed 1.75%. This arrangement does not cover interest, taxes, brokerage commissions or extraordinary expenses. They may recover any money waived under the contract provisions, to the extent that actual fees and expenses are less than the expense limitation,for a period of three years after the date of the waiver.

(4) Managers has contractually agreed, through at least April
30, 2005, to limit "Total Annual Fund Operating Expenses" (exclusive of taxes, interest, brokerage commissions and extraordinary items) to the Net Annual Fund Operating Expenses listed above, subject to later reimbursement by the Successor Funds in certain circumstances. In general, for a period of up to three years from the time of any waiver or payment pursuant to a Successor Fund's contractual expense limitation, Managers may recover from the Successor Funds fees waived and expenses paid to the extent that the Successor Fund's Total Annual
Fund Operating Expenses do not exceed that Successor Fund's contractual expense limitation amount.


Class B Shares
--------------					Conseco 20	Pro Forma-
						Fund Class B	Managers 20 Fund Class B
						-----------	------------

Shareholder Fees (fees paid directly from your investment)
----------------------------------------------------------

Maximum sales charge (load) imposed on purchases
(as a percentage of the offering price)	None		None
Maximum deferred sales charge (load)		5.00%(1)	5.00%(2)
Maximum sales charge (load) imposed on
reinvested dividends and distributions		None		None
Redemption fees					None		None (3)
Exchange fees					None		None


			Annual Fund Operating Expenses
			------------------------------

Management and Administrative Fees		0.90%		0.90%
Distribution (12b-1) Fees 			1.00%		1.00%
Other Expenses 					0.42%		0.51%(4)
						-----		-----
Total Annual Fund Operating Expenses		2.32%		2.41%
Fee Waiver and Reimbursement			(0.07%)(5)	(0.16%)(6)
						-----		-----
Net Annual Fund Operating Expenses		2.25%		2.25%
						=====		=====

__________________________________________
(1) The maximum 5.00% contingent deferred sales charge applies to the sale of Class B shares of the Existing Fund during the first year after purchase. The charge declines annually, reaching zero after six years.

(2) The maximum 5.00% contingent deferred sales charge applies to the sale of Class B shares of the Successor Fund during the first year after purchase. The charge declines annually, reaching zero after six years.

(3) Shareholders of the Successor Fund who redeem shares by wire or request expedited processing will be charged a $15 fee.

(4) Other expenses reflect operating expenses that are expected to be incurred during the current fiscal year.

(5) 40|86 and the Conseco Administrator have contractually agreed to waive a portion of their fees and/or pay a portion of the Existing Fund's expenses through April 30, 2004 to ensure that the Existing Fund's Annual Fund Operating Expenses do not exceed 2.25%. This arrangement does not cover interest, taxes, brokerage commissions or extraordinary expenses. They may recover any money waived under the contract provisions, to the extent that actual fees and expenses are less than the expense limitation, for a period of three years after the date of the waiver.

(6) Managers has contractually agreed,through at least April
30, 2005, to limit "Total Annual Fund Operating Expenses" (exclusive of taxes, interest, brokerage commissions and extraordinary items) to the Net Annual Fund Operating Expenses listed above, subject to later reimbursement by the Successor Funds in certain circumstances. In general, for a period of up to three years from the time of any waiver or payment pursuant to a Successor Fund's contractual expense limitation, Managers may recover from the Successor Funds fees waived and expenses paid to the extent that the Successor Fund's Total Annual
Fund Operating Expenses do not exceed that Successor Fund's contractual expense limitation amount.



Class C Shares
--------------					Conseco 20	Pro Forma-
						Fund Class C	Managers 20 Fund Class C
						-----------	------------

Shareholder Fees (fees paid directly from your investment)
----------------------------------------------------------

Maximum sales charge (load) imposed on purchases
(as a percentage of the offering price)		1.00%		1.00%
Maximum deferred sales charge (load)		1.00%(1)	1.00%(2)
Maximum sales charge (load) imposed on
reinvested dividends and distributions		None		None
Redemption fees					None		None(3)
Exchange fees					None		None


			Annual Fund Operating Expenses
			------------------------------

Management and Administrative Fees		0.90%		0.90%
Distribution (12b-1) Fees 			1.00%		1.00%
Other Expenses 					0.42%		0.51%(4)
						-----		-----
Total Annual Fund Operating Expenses		2.32%		2.41%
Fee Waiver and Reimbursement			(0.07%)(5)	(0.16%)(6)
						-----		-----
Net Annual Fund Operating Expenses		2.25%		2.25%
						=====		=====



_________________________________
(1) The 1.00% contingent deferred sales charge applies only if an investor sells Class C shares of the Existing Fund within one year of purchase.

(2) The 1.00% contingent deferred sales charge applies only if an investor sells Class C shares of the Successor Fund within one year of purchase.

(3) Shareholders of the Successor Fund who redeem shares by wire or request expedited processing will be charged a $15 fee.

(4) Other expenses reflect operating expenses that are expected to be incurred during the current fiscal year.

(5) 40|86 and the Conseco Administrator have contractually agreed to waive a portion of their fees and/or pay a portion of the Existing Fund's expenses through April 30, 2004 to ensure that the Existing Fund's Annual Fund Operating Expenses do not exceed 2.25%. This arrangement does not cover interest, taxes, brokerage commissions or extraordinary expenses. They may recover any money waived under the contract provisions, to the extent that actual fees and expenses are less than the expense limitation, for a period of three years after the date of the waiver.

(6) Managers has contractually agreed, through at least April
30, 2005, to limit "Total Annual Fund Operating Expenses" (exclusive of taxes, interest, brokerage commissions and extraordinary items) to the Net Annual Fund Operating Expenses listed above, subject to later reimbursement by the Successor Funds in certain circumstances. In general, for a period of up to three years from the time of any waiver or payment pursuant to a Successor Fund's contractual expense limitation, Managers may recover from the Successor Funds fees waived and expenses paid to the extent that the Successor Fund's Total Annual
Fund Operating Expenses do not exceed that Successor Fund's contractual expense limitation amount.


Class Y Shares
--------------					Conseco 20	Pro Forma-
						Fund Class Y	Managers 20 Fund Class Y
						-----------	------------

Shareholder Fees (fees paid directly from your investment)
----------------------------------------------------------

Maximum sales charge (load) imposed on purchases
(as a percentage of the offering price)		None		None
Maximum deferred sales charge (load)		None		None
Maximum sales charge (load) imposed on
reinvested dividends and distributions		None		None
Redemption fees					None		None (1)
Exchange fees					None		None


			Annual Fund Operating Expenses
			------------------------------

Management and Administrative Fees		0.90%		0.90%
Distribution (12b-1) Fees 			None		None
Other Expenses 					0.42%		0.51%(2)
						-----		-----
Total Annual Fund Operating Expenses		1.32%		1.41%
Fee Waiver and Reimbursement			(0.07%)(3)	(0.16%)(4)
						-----		-----
Net Annual Fund Operating Expenses		1.25%		1.25%
						=====		=====


___________________________________
(1) Shareholders of the Successor Fund who redeem shares by wire or request expedited processing will be charged a $15 fee.

(2) Other expenses reflect operating expenses that are expected to be incurred during the current fiscal year.

(3) 40|86 and the Conseco Administrator have contractually agreed to waive a portion of their fees and/or pay a portion of the Existing Fund's expenses through April 30, 2004 to ensure that the Existing Fund's Annual Fund Operating Expenses do not exceed 1.25%. This arrangement does not cover interest, taxes, brokerage commissions or extraordinary expenses. They may recover any money waived under the contract provisions, to the extent that actual fees and expenses are less than the expense limitation, for a period of three years after the date of the waiver.

(4) Managers has contractually agreed, through at least April
30, 2005,to limit "Total Annual Fund Operating Expenses" (exclusive of taxes, interest, brokerage commissions and extraordinary items) to the Net Annual Fund Operating Expenses listed above, subject to later reimbursement by the Successor Funds in certain circumstances. In general, for a period of up to three years from the time of any waiver or payment pursuant to a Successor Fund's contractual expense limitation, Managers may recover from the Successor Funds fees waived and expenses paid to the extent that the Successor Fund's Total Annual
Fund Operating Expenses do not exceed that Successor Fund's contractual expense limitation amount.

Example
-------
To illustrate the effect of operating expenses, assume that each Fund's annual return is 5% and that it had total operating expenses described in the table above. For every $10,000 invested in each Fund, the following amounts of total expenses would have been paid if an investor closed his or her account at the end of each of the following time periods:


FUND				1 YEAR		3 YEARS		5 YEARS		10 YEARS
-------------------		------		-------		-------		--------
Conseco 20 Fund
Class A Shares			$743		$1,108		$1,497		$2,584

Pro Forma -- Managers 20 Fund
Class A Shares			$743		$1,111		$1,519		$2,654

Conseco 20 Fund
Class B Shares			$728		$1,018		$1,434		$2,533

Pro Forma-- Managers 20
Fund Class B Shares		$742		$1,045		$1,370		$2,721

Conseco 20 Fund
Class C Shares 			$426		$811		$1,322		$2,724

Pro Forma-- Managers 20
Fund Class C Shares		$428		$813		$1,343		$2,794

Conseco 20 Fund
Class Y Shares			$127		$411		$717		$1,584

Pro Forma-- Managers 20
Fund Class Y Shares		$127		$414		$740		$1,662




The purpose of these tables is to assist an investor in understanding the various types of costs and expenses that an investor in the combined Fund will bear, whether directly or indirectly. The assumption in this example of a 5% annual return is required by regulations of the SEC applicable to all mutual funds. The information in the previous tables should not be considered a representation of past or future expenses or rates of return. Actual expenses or returns may be greater or less than those shown and may change.

Conseco Equity Fund and Managers Mid-Cap Fund
---------------------------------------------
This table discloses the fees and expenses that you may pay if you buy and hold shares of either Fund. Only pro forma information has been presented with respect to the Successor Fund because the Successor Fund will not commence operations until the Reorganization is completed.
There will not be any shareholder fees payable in connection with the Reorganization.



Class A Shares
--------------					Conseco Equity	Pro Forma-
						Fund Class A	Managers Mid-Cap Fund Class A
						-----------	------------

Shareholder Fees (fees paid directly from your investment)
----------------------------------------------------------

Maximum sales charge (load) imposed on purchases
(as a percentage of the offering price)		5.75%		5.75%
Maximum deferred sales charge (load)		None		None
Maximum sales charge (load) imposed on
reinvested dividends and distributions		None		None
Redemption fees					None		None (1)
Exchange fees					None		None


			Annual Fund Operating Expenses
			------------------------------

Management and Administrative Fees		0.90%		0.90%
Distribution (12b-1) Fees 			0.50%		0.50%
Other Expenses 					0.19%		0.20%(2)
						-----		-----
Total Annual Fund Operating Expenses		1.59%		1.60%
Fee Waiver and Reimbursement			(0.09%)(3)	(0.10%)(4)
						-----		-----
Net Annual Fund Operating Expenses		1.50%		1.50%
						=====		=====


__________________________________
(1) Shareholders of the Successor Fund who redeem shares by wire or request expedited processing will be charged a $15 fee.

(2) Other expenses reflect operating expenses that are expected to be incurred during the current fiscal year.

(3) 40|86 and the Conseco Administrator have contractually agreed to waive a portion of their fees and/or pay a portion of the Existing Fund's expenses through April 30, 2004 to ensure that the Existing Fund's Annual Fund Operating Expenses do not exceed 1.50%. This arrangement does not cover interest, taxes, brokerage commissions or extraordinary expenses. They may recover any money waived under the contract provisions, to the extent that actual fees and expenses are less than the expense limitation, for a period of three years after the date of the waiver.

(4) Managers has contractually agreed, through at least April
30, 2005, to limit "Total Annual Fund Operating Expenses" (exclusive of taxes, interest, brokerage commissions and extraordinary items) to the Net Annual Fund Operating Expenses listed above, subject to later reimbursement by the Successor Funds in certain circumstances. In general, for a period of up to three years from the time of any waiver or payment pursuant to a Successor Fund's contractual expense limitation, Managers may recover from the Successor Funds fees waived and expenses paid to the extent that the Successor Fund's Total Annual
Fund Operating Expenses do not exceed that Successor Fund's contractual expense limitation amount.


Class B Shares
--------------					Conseco Equity	Pro Forma-
						Fund Class B	Managers Mid-Cap Fund Class B
						-----------	------------

Shareholder Fees (fees paid directly from your investment)
----------------------------------------------------------

Maximum sales charge (load) imposed on purchases
(as a percentage of the offering price)		None		None
Maximum deferred sales charge (load)		5.00%(1)	5.00%(2)
Maximum sales charge (load) imposed on
reinvested dividends and distributions		None		None
Redemption fees					None		None (3)
Exchange fees					None		None


			Annual Fund Operating Expenses
			------------------------------

Management and Administrative Fees		0.90%		0.90%
Distribution (12b-1) Fees 			1.00%		1.00%
Other Expenses 					0.19%		0.20%(4)
						-----		-----
Total Annual Fund Operating Expenses		2.09%		2.10%
Fee Waiver and Reimbursement			(0.09%)(5)	(0.10%)(6)
						-----		-----
Net Annual Fund Operating Expenses		2.00%		2.00%
						=====		=====


________________________________________
(1) The maximum 5.00% contingent deferred sales charge applies to the sale of Class B shares of the Existing Fund during the first year after purchase. The charge declines annually, reaching zero after six years.

(2) The maximum 5.00% contingent deferred sales charge applies to the sale of Class B shares of the Successor Fund during the first year after purchase. The charge declines annually, reaching zero after six years.

(3) Shareholders of the Successor Fund who redeem shares by wire or request expedited processing will be charged a $15 fee.

(4) Other expenses reflect operating expenses that are expected to be incurred during the current fiscal year.

(5) 40|86 and the Conseco Administrator have contractually agreed to waive a portion of their fees and/or pay a portion of the Existing Fund's expenses through April 30, 2004 to ensure that the Existing Fund's Annual Fund Operating Expenses do not exceed 2.00%. This arrangement does not cover interest, taxes, brokerage commissions or extraordinary expenses. They may recover any money waived under the contract provisions, to the extent that actual fees and expenses are less than the expense limitation, for a period of three years after the date of the waiver.

(6) Managers has contractually agreed, through at least April
30, 2005, to limit "Total Annual Fund Operating Expenses" (exclusive of taxes, interest, brokerage commissions and extraordinary items) to the Net Annual Fund Operating Expenses listed above, subject to later reimbursement by the Successor Funds in certain circumstances. In general, for a period of up to three years from the time of any waiver or payment pursuant to a Successor Fund's contractual expense limitation, Managers may recover from the Successor Funds fees waived and expenses paid to the extent that the Successor Fund's Total Annual
Fund Operating Expenses do not exceed that Successor Fund's contractual expense limitation amount.


Class C Shares
--------------					Conseco Equity	Pro Forma-
						Fund Class C	Managers Mid-Cap Fund Class C
						-----------	------------

Shareholder Fees (fees paid directly from your investment)
----------------------------------------------------------

Maximum sales charge (load) imposed on purchases
(as a percentage of the offering price)		1.00%		1.00%
Maximum deferred sales charge (load)		1.00%(1)	1.00%(2)
Maximum sales charge (load) imposed on
reinvested dividends and distributions		None		None
Redemption fees					None		None (3)
Exchange fees					None		None


			Annual Fund Operating Expenses
			------------------------------

Management and Administrative Fees		0.90%		0.90%
Distribution (12b-1) Fees 			1.00%		1.00%
Other Expenses 					0.19%		0.20%(4)
						-----		-----
Total Annual Fund Operating Expenses		2.09%		2.10%
Fee Waiver and Reimbursement			(0.09%)(5)	(0.10%)(6)
						-----		-----
Net Annual Fund Operating Expenses		2.00%		2.00%
						=====		=====


__________________________________
(1) The 1.00% contingent deferred sales charge applies only if an investor sells Class C shares of the Existing Fund within one year of purchase.

(2) The 1.00% contingent deferred sales charge applies only if an investor sells Class C shares of the Successor Fund within one year of purchase.

(3) Shareholders of the Successor Fund who redeem shares by wire or request expedited processing will be charged a $15 fee.

(4) Other expenses reflect operating expenses that are expected to be incurred during the current fiscal year.

(5) 40|86 and the Conseco Administrator have contractually agreed to waive a portion of their fees and/or pay a portion of the Existing Fund's expenses through April 30, 2004 to ensure that the Existing Fund's Annual Fund Operating Expenses do not exceed 2.00%. This arrangement does not cover interest, taxes, brokerage commissions or extraordinary expenses. They may recover any money waived under the contract provisions, to the extent that actual fees and expenses are less than the expense limitation,for a period of three years after the date of the waiver.

(6) Managers has contractually agreed, through at least April
30, 2005, to limit "Total Annual Fund Operating Expenses" (exclusive of taxes, interest, brokerage commissions and extraordinary items) to the Net Annual Fund Operating Expenses listed above, subject to later reimbursement by the Successor Funds in certain circumstances. In general, for a period of up to three years from the time of any waiver or payment pursuant to a Successor Fund's contractual expense limitation, Managers may recover from the Successor Funds fees waived and expenses paid to the extent that the Successor Fund's Total Annual
Fund Operating Expenses do not exceed that Successor Fund's contractual expense limitation amount.


Class Y Shares
--------------					Conseco Equity	Pro Forma-
						Fund Class Y	Managers Mid-Cap Fund Class Y
						-----------	------------

Shareholder Fees (fees paid directly from your investment)
----------------------------------------------------------

Maximum sales charge (load) imposed on purchases
(as a percentage of the offering price)		None		None
Maximum deferred sales charge (load)		None		None
Maximum sales charge (load) imposed on
reinvested dividends and distributions		None		None
Redemption fees					None		None(1)
Exchange fees					None		None


			Annual Fund Operating Expenses
			------------------------------

Management and Administrative Fees		0.90%		0.90%
Distribution (12b-1) Fees 			None		None
Other Expenses 					0.19%		0.20%(2)
						-----		-----
Total Annual Fund Operating Expenses		1.09%		1.10%
Fee Waiver and Reimbursement			(0.09%)(3)	(0.10%)(4)
						-----		-----
Net Annual Fund Operating Expenses		1.00%		1.00%
						=====		=====


_________________
(1) Shareholders of the Successor Fund who redeem shares by wire or request expedited processing will be charged a $15 fee.

(2) Other expenses reflect operating expenses that are expected to be incurred during the current fiscal year.

(3) 40|86 and the Conseco Administrator have contractually agreed to waive a portion of their fees and/or pay a portion of the Existing Fund's expenses through April 30, 2004 to ensure that the Existing Fund's Annual Fund Operating Expenses do not exceed 1.00%. This arrangement does not cover interest, taxes, brokerage commissions or extraordinary expenses. They may recover any money waived under the contract provisions, to the extent that actual fees and expenses are less than the expense limitation, for a period of three years after the date of the waiver.

(4) Managers has contractually agreed, through at least April
30, 2005, to limit "Total Annual Fund Operating Expenses" (exclusive of taxes, interest, brokerage commissions and extraordinary items) to the Net Annual Fund Operating Expenses listed above, subject to later reimbursement by the Successor Funds in certain circumstances. In general, for a period of up to three years from the time of any waiver or payment pursuant to a Successor Fund's contractual expense limitation, Managers may recover from the Successor Funds fees waived and expenses paid to the extent that the Successor Fund's Total Annual
Fund Operating Expenses do not exceed that Successor Fund's contractual expense limitation amount.

Example
-------
To illustrate the effect of operating expenses, assume that each Fund's annual return is 5% and that it had total operating expenses described in the table above. For every $10,000 invested in each Fund, the following amounts of total expenses would have been paid if an investor closed his or her account at the end of each of the following time periods:



FUND				1 YEAR		3 YEARS		5 YEARS		10 YEARS
---------------------------	------		-------		-------		--------
Conseco Equity Fund
Class A Shares			$719		$1,040		$1,383		$2,348

Pro Forma-- Managers Mid-
Cap Fund Class A Shares		$719		$1,032		$1,378		$2,350

Conseco Equity Fund
Class B Shares			$703		$946		$1,315		$2,293

Pro Forma-- Managers Mid-
Cap Fund Class B Shares		$718		$966		$1,226		$2,415

Conseco Equity Fund
Class C Shares			$401		$740		$1,204		$2,490

Pro Forma-- Managers Mid-
Cap Fund Class C Shares		$403		$732		$1,199		$2,491

Conseco Equity Fund
Class Y Shares			$102		$338		$592		$1,321

Pro Forma-- Managers Mid-
Cap Fund Class Y Shares		$102		$329		$586		$1,322



The purpose of these tables is to assist an investor in understanding the various types of costs and expenses that an investor in the combined Fund will bear, whether directly or indirectly. The assumption in this example of a 5% annual return is required by regulations of the SEC applicable to all mutual funds. The information in the previous tables should not be considered a representation of past or future expenses or rates of return. Actual expenses or returns may be greater or less than those shown and may change.

Conseco Large-Cap Fund and Managers Large-Cap Fund
--------------------------------------------------
This table discloses the fees and expenses that you may pay if you buy and hold shares of either Fund. Only pro forma information has been presented with respect to the Successor Fund because the Successor Fund will not commence operations until the Reorganization is completed. There will not be any shareholder fees payable in connection with the Reorganization.




Class A Shares
--------------					Conseco Large-	 Pro Forma-
						Cap Fund 	 Managers Large-Cap
						Class A		 Fund Class A
						-----------	------------

Shareholder Fees (fees paid directly from your investment)
----------------------------------------------------------

Maximum sales charge (load) imposed on purchases
(as a percentage of the offering price)		5.75%		5.75%
Maximum deferred sales charge (load)		None		None
Maximum sales charge (load) imposed on
reinvested dividends and distributions		None		None
Redemption fees					None		None(1)
Exchange fees					None		None


			Annual Fund Operating Expenses
			------------------------------

Management and Administrative Fees		0.90%		0.90%
Distribution (12b-1) Fees 			0.50%		0.50%
Other Expenses 					0.70%		1.18%(2)
						-----		-----
Total Annual Fund Operating Expenses		2.10%		2.58%
Fee Waiver and Reimbursement			(0.60%)(3)	(1.08%)(4)
						-----		-----
Net Annual Fund Operating Expenses		1.50%		1.50%
						=====		=====

_____________________________________
(1) Shareholders of the Successor Fund who redeem shares by wire or request expedited processing will be charged a $15 fee.

(2) Other expenses reflect operating expenses that are expected to be incurred during the current fiscal year.

(3) 40|86 and the Conseco Administrator have contractually agreed to waive a portion of their fees and/or pay a portion of the Existing Fund's expenses through April 30, 2004 to ensure that the Existing Fund's Annual Fund Operating Expenses do not exceed 1.50%. This arrangement does not cover interest, taxes, brokerage commissions or extraordinary expenses. They may recover any money waived under the contract provisions, to the extent that actual fees and expenses are less than the expense limitation,for a period of three years after the date of the waiver.

(4) Managers has contractually agreed,through at least April
30, 2005, to limit "Total Annual Fund Operating Expenses" (exclusive of taxes, interest, brokerage commissions and extraordinary items) to the Net Annual Fund Operating Expenses listed above, subject to later reimbursement by the Successor Funds in certain circumstances. In general, for a period of up to three years from the time of any waiver or payment pursuant to a Successor Fund's contractual expense limitation, Managers may recover from the Successor Funds fees waived and expenses paid to the extent that the Successor Fund's Total Annual
Fund Operating Expenses do not exceed that Successor Fund's contractual expense limitation amount.


Class B Shares
--------------					Conseco Large-	 Pro Forma-
						Cap Fund Class B Managers Large-Cap Fund Class B
						-----------	------------

Shareholder Fees (fees paid directly from your investment)
----------------------------------------------------------

Maximum sales charge (load) imposed on purchases
(as a percentage of the offering price)		None		None
Maximum deferred sales charge (load)		5.00% (1)	5.00% (2)
Maximum sales charge (load) imposed on
reinvested dividends and distributions		None		None
Redemption fees					None		None(3)
Exchange fees					None		None


			Annual Fund Operating Expenses
			------------------------------

Management and Administrative Fees		0.90%		0.90%
Distribution (12b-1) Fees 			1.00%		1.00%
Other Expenses 					0.70%		1.18%(4)
						-----		-----
Total Annual Fund Operating Expenses		2.60%		3.08%
Fee Waiver and Reimbursement			(0.60%)(5)	(1.08%)(6)
						-----		-----
Net Annual Fund Operating Expenses		2.00%		2.00%
						=====		=====

________________________________
(1) The maximum 5.00% contingent deferred sales charge applies to the sale of Class B shares of the Existing Fund during the first year after purchase. The charge declines annually, reaching zero after six years.

(2) The maximum 5.00% contingent deferred sales charge applies to the sale of Class B shares of the Successor Fund during the first year after purchase. The charge declines annually, reaching zero after six years.

(3) Shareholders of the Successor Fund who redeem shares by wire or request expedited processing will be charged a $15 fee.

(4) Other expenses reflect operating expenses that are expected to be incurred during the current fiscal year.

(5) 40|86 and the Conseco Administrator have contractually agreed to waive a portion of their fees and/or pay a portion of the Existing Fund's expenses through April 30, 2004 to ensure that the Existing Fund's Annual Fund Operating Expenses do not exceed 2.00%. This arrangement does not cover interest, taxes, brokerage commissions or extraordinary expenses. They may recover any money waived under the contract provisions, to the extent that actual fees and expenses are less than the expense limitation, for a period of three years after the date of the waiver.

(6) Other expenses reflect operating expenses that are expected to be incurred during the current fiscal year. Managers has contractually agreed, through at least April 30, 2005, to limit "Total Annual Fund Operating Expenses" (exclusive of taxes, interest, brokerage commissions and extraordinary items) to the Net Annual Fund Operating Expenses listed above, subject to later reimbursement by the Successor Funds in certain circumstances. In general, for a period of up to three years from the time of any waiver or payment pursuant to a Successor Fund's contractual expense limitation, Managers may recover from the Successor
Funds fees waived and expenses paid to the extent that the Successor Fund's Total Annual Fund Operating Expenses do not exceed that Successor Fund's contractual expense limitation amount.


Class C Shares
--------------					Conseco Large-	 Pro Forma-
						Cap Fund Class C Managers Large-Cap Fund Class C
						-----------	------------

Shareholder Fees (fees paid directly from your investment)
----------------------------------------------------------

Maximum sales charge (load) imposed on purchases
(as a percentage of the offering price)		1.00%		1.00%
Maximum deferred sales charge (load)		1.00% (1)	1.00% (2)
Maximum sales charge (load) imposed on
reinvested dividends and distributions		None		None
Redemption fees					None		None (3)
Exchange fees					None		None


			Annual Fund Operating Expenses
			------------------------------

Management and Administrative Fees		0.90%		0.90%
Distribution (12b-1) Fees 			1.00%		1.00%
Other Expenses 					0.70%		1.18%(4)
						-----		-----
Total Annual Fund Operating Expenses		2.60%		3.08%
Fee Waiver and Reimbursement			(0.60%)(5)	(1.08%)(6)
						-----		-----
Net Annual Fund Operating Expenses		2.00%		2.00%
						=====		=====



_______________________________________
(1) The 1.00% contingent deferred sales charge applies only if an investor sells Class C shares of the Existing Fund within one year of purchase.

(2) The 1.00% contingent deferred sales charge applies only if an investor sells Class C shares of the Successor Fund within one year of purchase.

(3) Shareholders of the Successor Fund who redeem shares by wire or request expedited processing will be charged a $15 fee.
(4) Other expenses reflect operating expenses that are expected to be incurred during the current fiscal year.
(5) 40|86 and the Conseco Administrator have contractually agreed to waive a portion of their fees and/or pay a portion of the Existing Fund's expenses through April 30, 2004 to ensure that the Existing Fund's Annual Fund Operating Expenses do not exceed 2.00%. This arrangement does not cover interest, taxes, brokerage commissions or extraordinary expenses. They may recover any money waived under the contract provisions, to the extent that actual fees and expenses are less than the expense limitation, for a period of three years after the date of the waiver.

(6) Managers has contractually agreed, through at least April
30, 2005, to limit "Total Annual Fund Operating Expenses" (exclusive of taxes, interest, brokerage commissions and extraordinary items) to the Net Annual Fund Operating Expenses listed above, subject to later reimbursement by the Successor Funds in certain circumstances. In general, for a period of up to three years from the time of any waiver or payment pursuant to a Successor Fund's contractual expense limitation, Managers may recover from the Successor Funds fees waived and expenses paid to the extent that the Successor Fund's Total Annual
Fund Operating Expenses do not exceed that Successor Fund's contractual expense limitation amount.


Class Y Shares
--------------					Conseco Large-	 Pro Forma-
						Cap Fund Class Y Managers Large-Cap Fund
								 Class Y
						-----------	------------

Shareholder Fees (fees paid directly from your investment)
----------------------------------------------------------

Maximum sales charge (load) imposed on purchases
(as a percentage of the offering price)		None		None
Maximum deferred sales charge (load)		None		None
Maximum sales charge (load) imposed on
reinvested dividends and distributions		None		None
Redemption fees					None		None(1)
Exchange fees					None		None


			Annual Fund Operating Expenses
			------------------------------

Management and Administrative Fees		0.90%		0.90%
Distribution (12b-1) Fees 			None		None
Other Expenses 					0.70%		1.18%(2)
						-----		-----
Total Annual Fund Operating Expenses		1.60%		2.08%
Fee Waiver and Reimbursement			(0.60%)(3)	(1.08%)(4)
						-----		-----
Net Annual Fund Operating Expenses		1.00%		1.00%
						=====		=====


______________________________________________
(1) Shareholders of the Successor Fund who redeem shares by wire or request expedited processing will be charged a $15 fee.

(2) Other expenses reflect operating expenses that are expected to be incurred during the current fiscal year.

(3) 40|86 and the Conseco Administrator have contractually agreed to waive a portion of their fees and/or pay a portion of the Existing Fund's expenses through April 30, 2004 to ensure that the Existing Fund's Annual Fund Operating Expenses do not exceed 1.00%. This arrangement does not cover interest, taxes, brokerage commissions or extraordinary expenses. They may recover any money waived under the contract provisions, to the extent that actual fees and expenses are less than the expense limitation,for a period of three years after the date of the waiver.

(4) Managers has contractually agreed, through at least April
30, 2005, to limit "Total Annual Fund Operating Expenses" (exclusive of taxes, interest, brokerage commissions and extraordinary items) to the Net Annual Fund Operating Expenses listed above, subject to later reimbursement by the Successor Funds in certain circumstances. In general, for a period of up to three years from the time of any waiver or payment pursuant to a Successor Fund's contractual expense limitation, Managers may recover from the Successor Funds fees waived and expenses paid to the extent that the Successor Fund's Total Annual
Fund Operating Expenses do not exceed that Successor Fund's contractual expense limitation amount.

Example
-------
To illustrate the effect of operating expenses, assume that each Fund's annual return is 5% and that it had total operating expenses described in the table above. For every $10,000 invested in each Fund, the following amounts of total expenses would have been paid if an investor closed his or her account at the end of each of the following time periods:




FUND				1 YEAR		3 YEARS		5 YEARS		10 YEARS
----------------------------	------		-------		-------		--------
Conseco Large-Cap Fund
Class A Shares			$719		$1,141		$1,587		$2,822

Pro Forma-- Managers
Large-Cap Fund Class A Shares	$719		$1,131		$1,678		$3,164

Conseco Large-Cap Fund
Class B Shares			$703		$1,052		$1,527		$2,776

Pro Forma-- Managers
Large-Cap Fund Class B Shares	$718		$1,066		$1,533		$3,236

Conseco Large-Cap Fund
Class C Shares			$401		$844		$1,413		$2,961

Pro Forma-- Managers
Large-Cap Fund Class C Shares	$403		$835		$1,507		$3,303

Conseco Large-Cap Fund
Class Y Shares			$102		$446		$814		$1,849

Pro Forma-- Managers
Large-Cap Fund Class Y Shares	$102		$436		$913		$2,232





The purpose of these tables is to assist an investor in understanding the various types of costs and expenses that an investor in the combined Fund will bear, whether directly or indirectly. The assumption in this example of a 5% annual return is required by regulations of the SEC applicable to all mutual funds. The information in the previous tables should not be considered a representation of past or future expenses or rates of return. Actual expenses or returns may be greater or less than those shown and may change.

Conseco Balanced Fund and Managers Balanced Fund
------------------------------------------------
This table discloses the fees and expenses that you may pay if you buy and hold shares of either Fund. Only pro forma information has been presented with respect to the Successor Fund because the Successor Fund will not commence operations until the Reorganization is completed. There will not be any shareholder fees payable in connection with the Reorganization.


Class A Shares
--------------					Conseco Balanced Pro Forma-
						Fund Class A 	 Managers Balanced Fund Class A
						-----------	------------

Shareholder Fees (fees paid directly from your investment)
----------------------------------------------------------

Maximum sales charge (load) imposed on purchases
(as a percentage of the offering price)		5.75%		5.75%
Maximum deferred sales charge (load)		None		None
Maximum sales charge (load) imposed on
reinvested dividends and distributions		None		None
Redemption fees					None		None(1)
Exchange fees					None		None


			Annual Fund Operating Expenses
			------------------------------

Management and Administrative Fees		0.90%		0.90%
Distribution (12b-1) Fees 			0.50%		0.50%
Other Expenses 					0.28%		0.38%(2)
						-----		-----
Total Annual Fund Operating Expenses		1.68%		1.78%
Fee Waiver and Reimbursement			(0.18%)(3)	(0.28%)(4)
						-----		-----
Net Annual Fund Operating Expenses		1.50%		1.50%
						=====		=====



________________________________
(1) Shareholders of the Successor Fund who redeem shares by wire or request expedited processing will be charged a $15 fee.

(2) Other expenses reflect operating expenses that are expected to be incurred during the current fiscal year.

(3) 40|86 and the Conseco Administrator have contractually agreed to waive a portion of their fees and/or pay a portion of the Existing Fund's expenses through April 30, 2004 to ensure that the Existing Fund's Annual Fund Operating Expenses do not exceed 1.50%. This arrangement does not cover interest, taxes, brokerage commissions or extraordinary expenses. They may recover any money waived under the contract provisions, to the extent that actual fees and expenses are less than the expense limitation,for a period of three years after the date of the waiver.

(4) Managers has contractually agreed, through at least April
30, 2005, to limit "Total Annual Fund Operating Expenses" (exclusive of taxes, interest, brokerage commissions and extraordinary items) to the Net Annual Fund Operating Expenses listed above, subject to later reimbursement by the Successor Funds in certain circumstances. In general, for a period of up to three years from the time of any waiver or payment pursuant to a Successor Fund's contractual expense limitation, Managers may recover from the Successor Funds fees waived and expenses paid to the extent that the Successor Fund's Total Annual
Fund Operating Expenses do not exceed that Successor Fund's contractual expense limitation amount.


Class B Shares
--------------					Conseco Balanced Pro Forma-
						Fund Class B 	 Managers Balanced
								 Fund Class B
						-----------	------------

Shareholder Fees (fees paid directly from your investment)
----------------------------------------------------------

Maximum sales charge (load) imposed on purchases
(as a percentage of the offering price)		None		None
Maximum deferred sales charge (load)		5.00%(1)	5.00%(2)
Maximum sales charge (load) imposed on
reinvested dividends and distributions		None		None
Redemption fees					None		None(3)
Exchange fees					None		None


			Annual Fund Operating Expenses
			------------------------------

Management and Administrative Fees		0.90%		0.90%
Distribution (12b-1) Fees 			1.00%		1.00%
Other Expenses 					0.28%		0.38%(4)
						-----		-----
Total Annual Fund Operating Expenses		2.18%		2.28%
Fee Waiver and Reimbursement			(0.18%)(5)	(0.28%)(6)
						-----		-----
Net Annual Fund Operating Expenses		2.00%		2.00%
						=====		=====




_______________________________________
(1) The maximum 5.00% contingent deferred sales charge applies to the sale of Class B shares of the Existing Fund during the first year after purchase. The charge declines annually, reaching zero after six years.

(2) The maximum 5.00% contingent deferred sales charge applies to the sale of Class B shares of the Successor Fund during the first year after purchase. The charge declines annually, reaching zero after six years.

(3) Shareholders of the Successor Fund who redeem shares by wire or request expedited processing will be charged a $15 fee.

(4) Other expenses reflect operating expenses that are expected to be incurred during the current fiscal year.

(5) 40|86 and the Conseco Administrator have contractually agreed to waive a portion of their fees and/or pay a portion of the Existing Fund's expenses through April 30, 2004 to ensure that the Existing Fund's Annual Fund Operating Expenses do not exceed 2.00%. This arrangement does not cover interest, taxes, brokerage commissions or extraordinary expenses. They may recover any money waived under the contract provisions, to the extent that actual fees and expenses are less than the expense limitation, for a period of three years after the date of the waiver.

(6) Managers has contractually agreed, through at least April
30, 2005, to limit "Total Annual Fund Operating Expenses" (exclusive of taxes, interest, brokerage commissions and extraordinary items) to the Net Annual Fund Operating Expenses listed above, subject to later reimbursement by the Successor Funds in certain circumstances. In general, for a period of up to three years from the time of any waiver or payment pursuant to a Successor Fund's contractual expense limitation, Managers may recover from the Successor Funds fees waived and expenses paid to the extent that the Successor Fund's Total Annual
Fund Operating Expenses do not exceed that Successor Fund's contractual expense limitation amount.


Class C Shares
--------------					Conseco Balanced Pro Forma-
						Fund Class C 	 Managers Balanced
								 Fund Class C
						-----------	------------

Shareholder Fees (fees paid directly from your investment)
----------------------------------------------------------

Maximum sales charge (load) imposed on purchases
(as a percentage of the offering price)		1.00%		1.00%
Maximum deferred sales charge (load)		1.00%(1)	1.00%(2)
Maximum sales charge (load) imposed on
reinvested dividends and distributions		None		None
Redemption fees					None		None(3)
Exchange fees					None		None


			Annual Fund Operating Expenses
			------------------------------

Management and Administrative Fees		0.90%		0.90%
Distribution (12b-1) Fees 			1.00%		1.00%
Other Expenses 					0.28%		0.38%(4)
						-----		-----
Total Annual Fund Operating Expenses		2.18%		2.28%
Fee Waiver and Reimbursement			(0.18%)(5)	(0.28%)(6)
						-----		-----
Net Annual Fund Operating Expenses		2.00%		2.00%
						=====		=====





___________________________
(1) The 1.00% contingent deferred sales charge applies only if an investor sells Class C shares of the Existing Fund within one year of purchase.

(2) The 1.00% contingent deferred sales charge applies only if an investor sells Class C shares of the Successor Fund within one year of purchase.

(3) Shareholders of the Successor Fund who redeem shares by wire or request expedited processing will be charged a $15 fee.

(4) Other expenses reflect operating expenses that are expected to be incurred during the current fiscal year.

(5) 40|86 and the Conseco Administrator have contractually agreed to waive a portion of their fees and/or pay a portion of the Existing Fund's expenses through April 30, 2004 to ensure that the Existing Fund's Annual Fund Operating Expenses do not exceed 2.00%. This arrangement does not cover interest, taxes, brokerage commissions or extraordinary expenses. They may recover any money waived under the contract provisions, to the extent that actual fees and expenses are less than the expense limitation, for a period of three years after the date of the waiver.

(6) Managers has contractually agreed, through at least April
30, 2005, to limit "Total Annual Fund Operating Expenses" (exclusive of taxes, interest, brokerage commissions and extraordinary items) to the Net Annual Fund Operating Expenses listed above, subject to later reimbursement by the Successor Funds in certain circumstances. In general, for a period of up to three years from the time of any waiver or payment pursuant to a Successor Fund's contractual expense limitation, Managers may recover from the Successor Funds fees waived and expenses paid to the extent that the Successor Fund's Total Annual
Fund Operating Expenses do not exceed that Successor Fund's contractual expense limitation amount.



Class Y Shares
--------------					Conseco Balanced Pro Forma-
						Fund Class Y 	 Managers Balanced
								 Fund Class Y
						-----------	------------

Shareholder Fees (fees paid directly from your investment)
----------------------------------------------------------

Maximum sales charge (load) imposed on purchases
(as a percentage of the offering price)		None		None
Maximum deferred sales charge (load)		None		None
Maximum sales charge (load) imposed on
reinvested dividends and distributions		None		None
Redemption fees					None		None(1)
Exchange fees					None		None


			Annual Fund Operating Expenses
			------------------------------

Management and Administrative Fees		0.90%		0.90%
Distribution (12b-1) Fees 			None		None
Other Expenses 					0.28%		0.38%(2)
						-----		-----
Total Annual Fund Operating Expenses		1.18%		1.28%
Fee Waiver and Reimbursement			(0.18%)(3)	(0.28%)(4)
						-----		-----
Net Annual Fund Operating Expenses		1.00%		1.00%
						=====		=====


_________________
(1) Shareholders of the Successor Fund who redeem shares by wire or request expedited processing will be charged a $15 fee.

(2) Other expenses reflect operating expenses that are expected to be incurred during the current fiscal year.

(3) 40|86 and the Conseco Administrator have contractually agreed to waive a portion of their fees and/or pay a portion of the Existing Fund's expenses through April 30, 2004 to ensure that the Existing Fund's Annual Fund Operating Expenses do not exceed 1.00%. This arrangement does not cover interest, taxes, brokerage commissions or extraordinary expenses. They may recover any money waived under the contract provisions, to the extent that actual fees and expenses are less than the expense limitation, for a period of three years after the date of the waiver.

(4) Managers has contractually agreed, through at least April
30, 2005, to limit "Total Annual Fund Operating Expenses" (exclusive of taxes, interest, brokerage commissions and extraordinary items) to the Net Annual Fund Operating Expenses listed above, subject to later reimbursement by the Successor Funds in certain circumstances. In general, for a period of up to three years from the time of any waiver or payment pursuant to a Successor Fund's contractual expense limitation, Managers may recover from the Successor Funds fees waived and expenses paid to the extent that the Successor Fund's Total Annual
Fund Operating Expenses do not exceed that Successor Fund's contractual expense limitation amount.

Example
-------
To illustrate the effect of operating expenses, assume that each Fund's annual return is 5% and that it had total operating expenses described in the table above. For every $10,000 invested in each Fund, the following amounts of total expenses would have been paid if an investor closed his or her account at the end of each of the following time periods:


FUND				1 YEAR		3 YEARS		5 YEARS		10 YEARS
--------------------------	------		-------		-------		--------
Conseco Balanced Fund
Class A Shares			$719		$1,058		$1,419		$2,434

Pro Forma-- Managers
Balanced Fund Class A Shares	$719		$1,050		$1,433		$2,504

Conseco Balanced Fund
Class B Shares			$703		$965		$1,353		$2,380

Pro Forma-- Managers
Balanced Fund Class B Shares	$718		$984		$1,283		$2,571

Conseco Balanced Fund
Class C Shares			$401		$758		$1,242		$2,574

Pro Forma-- Managers
Balanced Fund Class C Shares	$403		$751		$1,256		$2,645

Conseco Balanced Fund
Class Y Shares			$102		$357		$632		$1,416

Pro Forma-- Managers
Balanced Fund Class Y Shares	$102		$349		$647		$1,495



The purpose of these tables is to assist an investor in understanding the various types of costs and expenses that an investor in the combined Fund will bear, whether directly or indirectly. The assumption in this example of a 5% annual return is required by regulations of the SEC applicable to all mutual funds. The information in the previous tables should not be considered a representation of past or future expenses or rates of return. Actual expenses or returns may be greater or less than those shown and may change.

Conseco Convertible Securities Fund and Managers Convertible
Securities Fund
--------------------------------------------------------------
This table discloses the fees and expenses that you may pay if you buy and hold shares of either Fund. Only pro forma information has been presented with respect to the Successor Fund because the Successor Fund will not commence operations until the Reorganization is completed. There will not be any shareholder fees payable in connection with the Reorganization.



Class A Shares
--------------					Conseco 	Pro Forma-
						Convertible 	Managers
						Securities	Convertible
						Fund Class A 	Securities
								Fund Class A
						-----------	------------

Shareholder Fees (fees paid directly from your investment)
----------------------------------------------------------

Maximum sales charge (load) imposed on purchases
(as a percentage of the offering price)		5.75%		5.75%
Maximum deferred sales charge (load)		None		None
Maximum sales charge (load) imposed on
reinvested dividends and distributions		None		None
Redemption fees					None		None(1)
Exchange fees					None		None


			Annual Fund Operating Expenses
			------------------------------

Management and Administrative Fees		1.05%		1.05%
Distribution (12b-1) Fees 			0.50%		0.50%
Other Expenses 					0.43%		0.49%(2)
						-----		-----
Total Annual Fund Operating Expenses		1.98%		2.04%
Fee Waiver and Reimbursement			(0.43%)(3)	(0.49%)(4)
						-----		-----
Net Annual Fund Operating Expenses		1.55%		1.55%
						=====		=====

_________________
(1) Shareholders of the Successor Fund who redeem shares by wire or request expedited processing will be charged a $15 fee.

(2) Other expenses reflect operating expenses that are expected to be incurred during the current fiscal year.

(3) 40|86 and the Conseco Administrator have contractually agreed to waive a portion of their fees and/or pay a portion of the Existing Fund's expenses through April 30, 2004 to ensure that the Existing Fund's Annual Fund Operating Expenses do not exceed 1.55%. This arrangement does not cover interest, taxes, brokerage commissions or extraordinary expenses. They may recover any money waived under the contract provisions, to the extent that actual fees and expenses are less than the expense limitation, for a period of three years after the date of the waiver.

(4) Managers has contractually agreed, through at least April
30, 2005, to limit "Total Annual Fund Operating Expenses" (exclusive of taxes, interest, brokerage commissions and extraordinary items) to the Net Annual Fund Operating Expenses listed above, subject to later reimbursement by the Successor Funds in certain circumstances. In general, for a period of up to three years from the time of any waiver or payment pursuant to a Successor Fund's contractual expense limitation, Managers may recover from the Successor Funds fees waived and expenses paid to the extent that the Successor Fund's Total Annual
Fund Operating Expenses do not exceed that Successor Fund's contractual expense limitation amount.


Class B Shares
--------------					Conseco 	Pro Forma-
						Convertible 	Managers
						Securities	Convertible
						Fund Class B 	Securities
								Fund Class B
						-----------	------------

Shareholder Fees (fees paid directly from your investment)
----------------------------------------------------------

Maximum sales charge (load) imposed on purchases
(as a percentage of the offering price)		None		None
Maximum deferred sales charge (load)		5.00%(1)	5.00%(2)
Maximum sales charge (load) imposed on
reinvested dividends and distributions		None		None
Redemption fees					None		None(3)
Exchange fees					None		None


			Annual Fund Operating Expenses
			------------------------------

Management and Administrative Fees		1.05%		1.05%
Distribution (12b-1) Fees 			1.00%		1.00%
Other Expenses 					0.43%		0.49%(4)
						-----		-----
Total Annual Fund Operating Expenses		2.48%		2.54%
Fee Waiver and Reimbursement			(0.43%)(5)	(0.49%)(6)
						-----		-----
Net Annual Fund Operating Expenses		2.05%		2.05%
						=====		=====




_______________________________
(1) The maximum 5.00% contingent deferred sales charge applies to the sale of Class B shares of the Existing Fund during the first year after purchase. The charge declines annually, reaching zero after six years.

(2) The maximum 5.00% contingent deferred sales charge applies to the sale of Class B shares of the Successor Fund during the first year after purchase. The charge declines annually, reaching zero after six years.

(3) Shareholders of the Successor Fund who redeem shares by wire or request expedited processing will be charged a $15 fee.

(4) Other expenses reflect operating expenses that are expected to be incurred during the current fiscal year.

(5) 40|86 and the Conseco Administrator have contractually agreed to waive a portion of their fees and/or pay a portion of the Existing Fund's expenses through April 30, 2004 to ensure that the Existing Fund's Annual Fund Operating Expenses do not exceed 2.05%. This arrangement does not cover interest, taxes, brokerage commissions or extraordinary expenses. They may recover any money waived under the contract provisions, to the extent that actual fees and expenses are less than the expense limitation, for a period of three years after the date of the waiver.

(6) Managers has contractually agreed, through at least April
30, 2005, to limit "Total Annual Fund Operating Expenses" (exclusive of taxes, interest, brokerage commissions and extraordinary items) to the Net Annual Fund Operating Expenses listed above, subject to later reimbursement by the Successor Funds in certain circumstances. In general, for a period of up to three years from the time of any waiver or payment pursuant to a Successor Fund's contractual expense limitation, Managers may recover from the Successor Funds fees waived and expenses paid to the extent that the Successor Fund's Total Annual
Fund Operating Expenses do not exceed that Successor Fund's contractual expense limitation amount.


Class C Shares
--------------					Conseco 	Pro Forma-
						Convertible 	Managers
						Securities	Convertible
						Fund Class C 	Securities
								Fund Class C
						-----------	------------

Shareholder Fees (fees paid directly from your investment)
----------------------------------------------------------

Maximum sales charge (load) imposed on purchases
(as a percentage of the offering price)		1.00%		1.00%
Maximum deferred sales charge (load)		1.00%(1)	1.00%(2)
Maximum sales charge (load) imposed on
reinvested dividends and distributions		None		None
Redemption fees					None		None (3)
Exchange fees					None		None


			Annual Fund Operating Expenses
			------------------------------

Management and Administrative Fees		1.05%		1.05%
Distribution (12b-1) Fees 			1.00%		1.00%
Other Expenses 					0.43%		0.49%(4)
						-----		-----
Total Annual Fund Operating Expenses		2.48%		2.54%
Fee Waiver and Reimbursement			(0.43%)(5)	(0.49%)(6)
						-----		-----
Net Annual Fund Operating Expenses		2.05%		2.05%
						=====		=====




________________________________
(1) The 1.00% contingent deferred sales charge applies only if an investor sells Class C shares of the Existing Fund within one year of purchase.

(2) The 1.00% contingent deferred sales charge applies only if an investor sells Class C shares of the Successor Fund within one year of purchase.

(3) Shareholders of the Successor Fund who redeem shares by wire or request expedited processing will be charged a $15 fee.

(4) Other expenses reflect operating expenses that are expected to be incurred during the current fiscal year.

(5) 40|86 and the Conseco Administrator have contractually agreed to waive a portion of their fees and/or pay a portion of the Existing Fund's expenses through April 30, 2004 to ensure that the Existing Fund's Annual Fund Operating Expenses do not exceed 2.05%. This arrangement does not cover interest, taxes, brokerage commissions or extraordinary expenses. They may recover any money waived under the contract provisions, to the extent that actual fees and expenses are less than the expense limitation, for a period of three years after the date of the waiver.

(6) Managers has contractually agreed, through at least April
30, 2005, to limit "Total Annual Fund Operating Expenses" (exclusive of taxes, interest, brokerage commissions and extraordinary items) to the Net Annual Fund Operating Expenses listed above, subject to later reimbursement by the Successor Funds in certain circumstances. In general, for a period of up to three years from the time of any waiver or payment pursuant to a Successor Fund's contractual expense limitation, Managers may recover from the Successor Funds fees waived and expenses paid to the extent that the Successor Fund's Total Annual
Fund Operating Expenses do not exceed that Successor Fund's contractual expense limitation amount.


Class Y Shares
--------------					Conseco 	Pro Forma-
						Convertible 	Managers
						Securities	Convertible
						Fund Class Y 	Securities
								Fund Class Y
						-----------	------------

Shareholder Fees (fees paid directly from your investment)
----------------------------------------------------------

Maximum sales charge (load) imposed on purchases
(as a percentage of the offering price)		None		None
Maximum deferred sales charge (load)		None		None
Maximum sales charge (load) imposed on
reinvested dividends and distributions		None		None
Redemption fees					None		None(1)
Exchange fees					None		None


			Annual Fund Operating Expenses
			------------------------------

Management and Administrative Fees		1.05%		1.05%
Distribution (12b-1) Fees 			None		None
Other Expenses 					0.43%		0.49%(2)
						-----		-----
Total Annual Fund Operating Expenses		1.48%		1.54%
Fee Waiver and Reimbursement			(0.43%)(3)	(0.49%)(4)
						-----		-----
Net Annual Fund Operating Expenses		1.05%		1.05%
						=====		=====




________________________________
(1) Shareholders of the Successor Fund who redeem shares by wire or request expedited processing will be charged a $15 fee.

(2) Other expenses reflect operating expenses that are expected to be incurred during the current fiscal year.

(3) 40|86 and the Conseco Administrator have contractually agreed to waive a portion of their fees and/or pay a portion of the Existing Fund's expenses through April 30, 2004 to ensure that the Existing Fund's Annual Fund Operating Expenses do not exceed 1.05%. This arrangement does not cover interest, taxes, brokerage commissions or extraordinary expenses. They may recover any money waived under the contract provisions, to the extent that actual fees and expenses are less than the expense limitation, for a period of three years after the date of the waiver.

(4) Managers has contractually agreed, through at least April
30, 2005, to limit "Total Annual Fund Operating Expenses" (exclusive of taxes, interest, brokerage commissions and extraordinary items) to the Net Annual Fund Operating Expenses listed above, subject to later reimbursement by the Successor Funds in certain circumstances. In general, for a period of up to three years from the time of any waiver or payment pursuant to a Successor Fund's contractual expense limitation, Managers may recover from the Successor Funds fees waived and expenses paid to the extent that the Successor Fund's Total Annual
Fund Operating Expenses do not exceed that Successor Fund's contractual expense limitation amount.

Example
-------
To illustrate the effect of operating expenses, assume that each Fund's annual return is 5% and that it had total operating expenses described in the table above. For every $10,000 invested in each Fund, the following amounts of total expenses would have been paid if an investor closed his or her account at the end of each of the following time periods:





The purpose of these tables is to assist an investor in understanding the various types of costs and expenses that an investor in the combined Fund will bear, whether directly or indirectly. The assumption in this example of a 5% annual return is required by regulations of the SEC applicable to all mutual funds. The information in the previous tables should not be considered a representation of past or future expenses or rates of return. Actual expenses or returns may be greater or less than those shown and may change.

Conseco High Yield Fund and Managers High Yield Fund
----------------------------------------------------
This table discloses the fees and expenses that you may pay if you buy and hold shares of either Fund. Only pro forma information has been presented with respect to the Successor Fund because the Successor Fund will not commence operations until the Reorganization is completed. There will not be any shareholder fees payable in connection with the Reorganization.


Class A Shares
--------------							Pro Forma-
						Conseco 	Managers
						High Yield	High Yield
						Fund Class A 	Fund Class A
						-----------	------------

Shareholder Fees (fees paid directly from your investment)
----------------------------------------------------------

Maximum sales charge (load) imposed on purchases
(as a percentage of the offering price)		5.75%		5.75%
Maximum deferred sales charge (load)		None		None
Maximum sales charge (load) imposed on
reinvested dividends and distributions		None		None
Redemption fees					None		None(1)
Exchange fees					None		None


			Annual Fund Operating Expenses
			------------------------------

Management and Administrative Fees		0.90%		0.90%
Distribution (12b-1) Fees 			0.50%		0.50%
Other Expenses 					0.21%		0.22%(2)
						-----		-----
Total Annual Fund Operating Expenses		1.61%		1.62%
Fee Waiver and Reimbursement			(0.21%)(3)	(0.22%)(4)
						-----		-----
Net Annual Fund Operating Expenses		1.40%		1.40%
						=====		=====

____________________________
(1) Shareholders of the Successor Fund who redeem shares by wire or request expedited processing will be charged a $15 fee.

(2) Other expenses reflect operating expenses that are expected to be incurred during the current fiscal year.

(3) 40|86 and the Conseco Administrator have contractually agreed to waive a portion of their fees and/or pay a portion of the Existing Fund's expenses through April 30, 2004 to ensure that the Existing Fund's Annual Fund Operating Expenses do not exceed 1.40%. This arrangement does not cover interest, taxes, brokerage commissions or extraordinary expenses. They may recover any money waived under the contract provisions, to the extent that actual fees and expenses are less than the expense limitation, for a period of three years after the date of the waiver.

(4) Managers has contractually agreed, through at least April 30, 2005, to limit "Total Annual Fund Operating Expenses" (exclusive of taxes, interest, brokerage commissions and extraordinary items) to the Net Annual Fund Operating Expenses listed above,subject to later reimbursement by the Successor Funds in certain circumstances. In general, for a period of up to three years from the time of any waiver or payment pursuant to a Successor Fund's contractual expense limitation, Managers may recover from the Successor Funds fees waived and expenses paid to the extent that the Successor Fund's Total Annual
Fund Operating Expenses do not exceed that Successor Fund's contractual expense limitation amount.




Class B Shares
--------------							Pro Forma-
						Conseco 	Managers
						High Yield	High Yield
						Fund Class B 	Fund Class B
						-----------	------------

Shareholder Fees (fees paid directly from your investment)
----------------------------------------------------------

Maximum sales charge (load) imposed on purchases
(as a percentage of the offering price)		None		None
Maximum deferred sales charge (load)		5.00%(1)	5.00%(2)
Maximum sales charge (load) imposed on
reinvested dividends and distributions		None		None
Redemption fees					None		None(3)
Exchange fees					None		None


			Annual Fund Operating Expenses
			------------------------------

Management and Administrative Fees		0.90%		0.90%
Distribution (12b-1) Fees 			1.00%		1.00%
Other Expenses 					0.21%		0.22%(4)
						-----		-----
Total Annual Fund Operating Expenses		2.11%		2.12%
Fee Waiver and Reimbursement			(0.21%)(5)	(0.22%)(6)
						-----		-----
Net Annual Fund Operating Expenses		1.90%		1.90%
						=====		=====





_______________________________
(1) The maximum 5.00% contingent deferred sales charge applies to the sale of Class B shares of the Existing Fund during the first year after purchase. The charge declines annually, reaching zero after six years.

(2) The maximum 5.00% contingent deferred sales charge applies to the sale of Class B shares of the Successor Fund during the first year after purchase. The charge declines annually, reaching zero after six years.

(3) Shareholders of the Successor Fund who redeem shares by wire or request expedited processing will be charged a $15 fee.

(4) Other expenses reflect operating expenses that are expected to be incurred during the current fiscal year.

(5) 40|86 and the Conseco Administrator have contractually agreed to waive a portion of their fees and/or pay a portion of the Existing Fund's expenses through April 30, 2004 to ensure that the Existing Fund's Annual Fund Operating Expenses do not exceed 1.90%. This arrangement does not cover interest, taxes, brokerage commissions or extraordinary expenses. They may recover any money waived under the contract provisions, to the extent that actual fees and expenses are less than the expense limitation, for a period of three years after the date of the waiver.

(6) Managers has contractually agreed, through at least April
30, 2005, to limit "Total Annual Fund Operating Expenses" (exclusive of taxes, interest, brokerage commissions and extraordinary items) to the Net Annual Fund Operating Expenses listed above, subject to later reimbursement by the Successor Funds in certain circumstances. In general, for a period of up to three years from the time of any waiver or payment pursuant to a Successor Fund's contractual expense limitation, Managers may recover from the Successor Funds fees waived and expenses paid to the extent that the Successor Fund's Total Annual
Fund Operating Expenses do not exceed that Successor Fund's contractual expense limitation amount.



Class C Shares
--------------							Pro Forma-
						Conseco 	Managers
						High Yield	High Yield
						Fund Class C 	Fund Class C
						-----------	------------

Shareholder Fees (fees paid directly from your investment)
----------------------------------------------------------

Maximum sales charge (load) imposed on purchases
(as a percentage of the offering price)		1.00%		1.00%
Maximum deferred sales charge (load)		1.00%(1)	1.00%(2)
Maximum sales charge (load) imposed on
reinvested dividends and distributions		None		None
Redemption fees					None		None(3)
Exchange fees					None		None


			Annual Fund Operating Expenses
			------------------------------

Management and Administrative Fees		0.90%		0.90%
Distribution (12b-1) Fees 			1.00%		1.00%
Other Expenses 					0.21%		0.22%(4)
						-----		-----
Total Annual Fund Operating Expenses		2.11%		2.12%
Fee Waiver and Reimbursement			(0.21%)(5)	(0.22%)(6)
						-----		-----
Net Annual Fund Operating Expenses		1.90%		1.90%
						=====		=====


_________________
(1) The 1.00% contingent deferred sales charge applies only if an investor sells Class C shares of the Existing Fund within one year of purchase.

(2) The 1.00% contingent deferred sales charge applies only if an investor sells Class C shares of the Successor Fund within one year of purchase.

(3) Shareholders of the Successor Fund who redeem shares by wire or request expedited processing will be charged a $15 fee.

(4) Other expenses reflect operating expenses that are expected to be incurred during the current fiscal year.

(5) 40|86 and the Conseco Administrator have contractually agreed to waive a portion of their fees and/or pay a portion of the Existing Fund's expenses through April 30, 2004 to ensure that the Existing Fund's Annual Fund Operating Expenses do not exceed 1.90%. This arrangement does not cover interest, taxes, brokerage commissions or extraordinary expenses. They may recover any money waived under the contract provisions, to the extent that actual fees and expenses are less than the expense limitation, for a period of three years after the date of the waiver.

(6) Managers has contractually agreed, through at least April
30, 2005, to limit "Total Annual Fund Operating Expenses" (exclusive of taxes, interest, brokerage commissions and extraordinary items) to the Net Annual Fund Operating Expenses listed above, subject to later reimbursement by the Successor Funds in certain circumstances. In general, for a period of up to three years from the time of any waiver or payment pursuant to a Successor Fund's contractual expense limitation,Managers may recover from the Successor Funds fees waived and expenses paid to the extent that the Successor Fund's Total Annual
Fund Operating Expenses do not exceed that Successor Fund's contractual expense limitation amount.



Class Y Shares
--------------							Pro Forma-
						Conseco 	Managers
						High Yield	High Yield
						Fund Class Y 	Fund Class Y
						-----------	------------

Shareholder Fees (fees paid directly from your investment)
----------------------------------------------------------

Maximum sales charge (load) imposed on purchases
(as a percentage of the offering price)		None		None
Maximum deferred sales charge (load)		None		None
Maximum sales charge (load) imposed on
reinvested dividends and distributions		None		None
Redemption fees					None		None(1)
Exchange fees					None		None


			Annual Fund Operating Expenses
			------------------------------

Management and Administrative Fees		0.90%		0.90%
Distribution (12b-1) Fees 			None		None
Other Expenses 					0.21%		0.22%(2)
						-----		-----
Total Annual Fund Operating Expenses		1.11%		1.12%
Fee Waiver and Reimbursement			(0.21%)(3)	(0.22%)(4)
						-----		-----
Net Annual Fund Operating Expenses		0.90%		0.90%
						=====		=====


_____________________________
(1) Shareholders of the Successor Fund who redeem shares by wire or request expedited processing will be charged a $15 fee.

(2) Other expenses reflect operating expenses that are expected to be incurred during the current fiscal year.

(3) 40|86 and the Conseco Administrator have contractually agreed to waive a portion of their fees and/or pay a portion of the Existing Fund's expenses through April 30, 2004 to ensure that the Existing Fund's Annual Fund Operating Expenses do not exceed 0.90%. This arrangement does not cover interest, taxes, brokerage commissions or extraordinary expenses. They may recover any money waived under the contract provisions, to the extent that actual fees and expenses are less than the expense limitation, for a period of three years after the date of the waiver.

(4) Managers has contractually agreed, through at least April
30, 2005, to limit "Total Annual Fund Operating Expenses" (exclusive of taxes, interest, brokerage commissions and extraordinary items) to the Net Annual Fund Operating Expenses listed above, subject to later reimbursement by the Successor Funds in certain circumstances. In general, for a period of up to three years from the time of any waiver or payment pursuant to a Successor Fund's contractual expense limitation, Managers may recover from the Successor Funds fees waived and expenses paid to the extent that the Successor Fund's Total Annual
Fund Operating Expenses do not exceed that Successor Fund's contractual expense limitation amount.

Example
-------
To illustrate the effect of operating expenses, assume that each Fund's annual return is 5% and that it had total operating expenses described in the table above. For every $10,000 invested in each Fund, the following amounts of total expenses would have been paid if an investor closed his or her account at the end of each of the following time periods:



FUND				1 YEAR		3 YEARS		5 YEARS		10 YEARS
--------------------------	------		-------		-------		--------
Conseco High Yield Fund
Class A Shares			$709		$1,034		$1,382		$2,360

Pro Forma-- Managers High
Yield Fund Class A Shares	$709		$1,015		$1,366		$2,350

Conseco High Yield Fund
Class B Shares			$693		$941		$1,315		$2,304

Pro Forma-- Managers High
Yield Fund Class B Shares	$708		$949		$1,213		$2,416

Conseco High Yield Fund
Class C Shares			$391		$734		$1,204		$2,501

Pro Forma-- Managers High
Yield Fund Class C Shares	$393		$714		$1,187		$2,492

Conseco High Yield Fund
Class Y Shares			$92		$332		$591		$1,333

Pro Forma-- Managers High
Yield Fund Class Y Shares	$92		$311		$573		$1,323




The purpose of these tables is to assist an investor in understanding the various types of costs and expenses that an investor in the combined Fund will bear, whether directly or indirectly. The assumption in this example of a 5% annual return is required by regulations of the SEC applicable to all mutual funds. The information in the previous tables should not be considered a representation of past or future expenses or rates of return. Actual expenses or returns may be greater or less than those shown and may change.

Conseco Fixed Income Fund and Managers Fixed Income Fund
--------------------------------------------------------
This table discloses the fees and expenses that you may pay if you buy and hold shares of either Fund. Only pro forma information has been presented with respect to the Successor Fund because the Successor Fund will not commence operations until the Reorganization is completed. There will not be any shareholder fees payable in connection with the Reorganization.



Class A Shares
--------------							Pro Forma-
						Conseco 	Managers
						Fixed Income	Fixed Income
						Fund Class A 	Fund Class A
						-----------	------------

Shareholder Fees (fees paid directly from your investment)
----------------------------------------------------------

Maximum sales charge (load) imposed on purchases
(as a percentage of the offering price)		5.00%		5.00%
Maximum deferred sales charge (load)		None		None
Maximum sales charge (load) imposed on
reinvested dividends and distributions		None		None
Redemption fees					None		None(1)
Exchange fees					None		None


			Annual Fund Operating Expenses
			------------------------------

Management and Administrative Fees		0.65%		0.65%
Distribution (12b-1) Fees 			0.50%		0.50%
Other Expenses 					0.17%		0.23%(2)
						-----		-----
Total Annual Fund Operating Expenses		1.32%		1.38%
Fee Waiver and Reimbursement			(0.22%)(3)	(0.28%)(4)
						-----		-----
Net Annual Fund Operating Expenses		1.10%		1.10%
						=====		=====


____________________________
(1) Shareholders of the Successor Fund who redeem shares by wire or request expedited processing will be charged a $15 fee.

(2) Other expenses reflect operating expenses that are expected to be incurred during the current fiscal year.

(3) 40|86 and the Conseco Administrator have contractually agreed to waive a portion of their fees and/or pay a portion of the Existing Fund's expenses through April 30, 2004 to ensure that the Existing Fund's Annual Fund Operating Expenses do not exceed 1.10%. This arrangement does not cover interest, taxes, brokerage commissions or extraordinary expenses. They may recover any money waived under the contract provisions, to the extent that actual fees and expenses are less than the expense limitation, for a period of three years after the date of the waiver.

(4) Managers has contractually agreed, through at least April
30, 2005, to limit "Total Annual Fund Operating Expenses" (exclusive of taxes, interest, brokerage commissions and extraordinary items) to the Net Annual Fund Operating Expenses listed above, subject to later reimbursement by the Successor Funds in certain circumstances. In general, for a period of up to three years from the time of any waiver or payment pursuant to a Successor Fund's contractual expense limitation, Managers may recover from the Successor Funds fees waived and expenses paid to the extent that the Successor Fund's Total Annual
Fund Operating Expenses do not exceed that Successor Fund's contractual expense limitation amount.



Class B Shares
--------------							Pro Forma-
						Conseco 	Managers
						Fixed Income	Fixed Income
						Fund Class B 	Fund Class B
						-----------	------------

Shareholder Fees (fees paid directly from your investment)
----------------------------------------------------------

Maximum sales charge (load) imposed on purchases
(as a percentage of the offering price)		None		None
Maximum deferred sales charge (load)		5.00%(1)	5.00%(2)
Maximum sales charge (load) imposed on
reinvested dividends and distributions		None		None
Redemption fees					None		None(3)
Exchange fees					None		None


			Annual Fund Operating Expenses
			------------------------------

Management and Administrative Fees		0.65%		0.65%
Distribution (12b-1) Fees 			1.00%		1.00%
Other Expenses 					0.17%		0.23%(4)
						-----		-----
Total Annual Fund Operating Expenses		1.82%		1.88%
Fee Waiver and Reimbursement			(0.22%)(5)	(0.28%)(6)
						-----		-----
Net Annual Fund Operating Expenses		1.60%		1.60%
						=====		=====



____________________________________
(1) The maximum 5.00% contingent deferred sales charge applies to the sale of Class B shares of the Existing Fund during the first year after purchase. The charge declines annually, reaching zero after six years.

(2) The maximum 5.00% contingent deferred sales charge applies to the sale of Class B shares of the Successor Fund during the first year after purchase.The charge declines annually, reaching zero after six years.

(3) Shareholders of the Successor Fund who redeem shares by wire or request expedited processing will be charged a $15 fee.

(4) Other expenses reflect operating expenses that are expected to be incurred during the current fiscal year.

(5) 40|86 and the Conseco Administrator have contractually agreed to waive a portion of their fees and/or pay a portion of the Existing Fund's expenses through April 30, 2004 to ensure that the Existing Fund's Annual Fund Operating Expenses do not exceed 1.60%. This arrangement does not cover interest, taxes, brokerage commissions or extraordinary expenses. They may recover any money waived under the contract provisions, to the extent that actual fees and expenses are less than the expense limitation, for a period of three years after the date of the waiver.

(6) Managers has contractually agreed, through at least April
30, 2005, to limit "Total Annual Fund Operating Expenses" (exclusive of taxes, interest, brokerage commissions and extraordinary items) to the Net Annual Fund Operating Expenses listed above, subject to later reimbursement by the Successor Funds in certain circumstances. In general, for a period of up to three years from the time of any waiver or payment pursuant to a Successor Fund's contractual expense limitation, Managers may recover from the Successor Funds fees waived and expenses paid to the extent that the Successor Fund's Total Annual
Fund Operating Expenses do not exceed that Successor Fund's contractual expense limitation amount.



Class C Shares
--------------							Pro Forma-
						Conseco 	Managers
						Fixed Income	Fixed Income
						Fund Class C 	Fund Class C
						-----------	------------

Shareholder Fees (fees paid directly from your investment)
----------------------------------------------------------

Maximum sales charge (load) imposed on purchases
(as a percentage of the offering price)		1.00%		1.00%
Maximum deferred sales charge (load)		1.00%(1)	1.00%(2)
Maximum sales charge (load) imposed on
reinvested dividends and distributions		None		None
Redemption fees					None		None(3)
Exchange fees					None		None


			Annual Fund Operating Expenses
			------------------------------

Management and Administrative Fees		0.65%		0.65%
Distribution (12b-1) Fees 			1.00%		1.00%
Other Expenses 					0.17%		0.23%(4)
						-----		-----
Total Annual Fund Operating Expenses		1.82%		1.88%
Fee Waiver and Reimbursement			(0.22%)(5)	(0.28%)(6)
						-----		-----
Net Annual Fund Operating Expenses		1.60%		1.60%
						=====		=====



_____________________________
(1) The 1.00% contingent deferred sales charge applies only if an investor sells Class C shares of the Existing Fund within one year of purchase.

(2) The 1.00% contingent deferred sales charge applies only if an investor sells Class C shares of the Successor Fund within one year of purchase.

(3) Shareholders of the Successor Fund who redeem shares by wire or request expedited processing will be charged a $15 fee.

(4) Other expenses reflect operating expenses that are expected to be incurred during the current fiscal year.

(5) 40|86 and the Conseco Administrator have contractually agreed to waive a portion of their fees and/or pay a portion of the Existing Fund's expenses through April 30, 2004 to ensure that the Existing Fund's Annual Fund Operating Expenses do not exceed 1.60%. This arrangement does not cover interest, taxes, brokerage commissions or extraordinary expenses. They may recover any money waived under the contract provisions, to the extent that actual fees and expenses are less than the expense limitation, for a period of three years after the date of the waiver.

(6) Managers has contractually agreed, through at least April
30, 2005,to limit "Total Annual Fund Operating Expenses" (exclusive of taxes, interest, brokerage commissions and extraordinary items) to the Net Annual Fund Operating Expenses listed above, subject to later reimbursement by the Successor Funds in certain circumstances. In general, for a period of up to three years from the time of any waiver or payment pursuant to a Successor Fund's contractual expense limitation, Managers may recover from the Successor Funds fees waived and expenses paid to the extent that the Successor Fund's Total Annual
Fund Operating Expenses do not exceed that Successor Fund's contractual expense limitation amount.



Class Y Shares
--------------							Pro Forma-
						Conseco 	Managers
						Fixed Income	Fixed Income
						Fund Class Y 	Fund Class Y
						-----------	------------

Shareholder Fees (fees paid directly from your investment)
----------------------------------------------------------

Maximum sales charge (load) imposed on purchases
(as a percentage of the offering price)		None		None
Maximum deferred sales charge (load)		None		None
Maximum sales charge (load) imposed on
reinvested dividends and distributions		None		None
Redemption fees					None		None(1)
Exchange fees					None		None


			Annual Fund Operating Expenses
			------------------------------

Management and Administrative Fees		0.65%		0.65%
Distribution (12b-1) Fees 			None		None
Other Expenses 					0.17%		0.23%(2)
						-----		-----
Total Annual Fund Operating Expenses		0.82%		0.88%
Fee Waiver and Reimbursement			(0.22%)(3)	(0.28%)(4)
						-----		-----
Net Annual Fund Operating Expenses		0.60%		0.60%
						=====		=====


_________________
(1) Shareholders of the Successor Fund who redeem shares by wire or request expedited processing will be charged a $15 fee.

(2) Other expenses reflect operating expenses that are expected to be incurred during the current fiscal year.

(3) 40|86 and the Conseco Administrator have contractually agreed to waive a portion of their fees and/or pay a portion of the Existing Fund's expenses through April 30, 2004 to ensure that the Existing Fund's Annual Fund Operating Expenses do not exceed 0.60%. This arrangement does not cover interest, taxes, brokerage commissions or extraordinary expenses. They may recover any money waived under the contract provisions, to the extent that actual fees and expenses are less than the expense limitation, for a period of three years after the date of the waiver.

(4) Managers has contractually agreed, through at least April
30, 2005, to limit "Total Annual Fund Operating Expenses" (exclusive of taxes, interest, brokerage commissions and extraordinary items) to the Net Annual Fund Operating Expenses listed above, subject to later reimbursement by the Successor Funds in certain circumstances. In general, for a period of up to three years from the time of any waiver or payment pursuant to a Successor Fund's contractual expense limitation, Managers may recover from the Successor Funds fees waived and expenses paid to the extent that the Successor Fund's Total Annual
Fund Operating Expenses do not exceed that Successor Fund's contractual expense limitation amount.

Example
-------
To illustrate the effect of operating expenses, assume that each Fund's annual return is 5% and that it had total operating expenses described in the table above. For every $10,000 invested in each Fund, the following amounts of total expenses would have been paid if an investor closed his or her account at the end of each of the following time periods:



FUND				1 YEAR		3 YEARS		5 YEARS		10 YEARS
-------------------------	------		-------		-------		--------
Conseco Fixed Income Fund
Class A Shares			$607		$877		$1,167		$1,992

Pro Forma-- Managers Fixed
Income Fund Class A Shares	$607		$861		$1,165		$2,027

Conseco Fixed Income Fund
Class B Shares			$663		$851		$1,165		$1,994

Pro Forma-- Managers Fixed
Income Fund Class B Shares	$680		$866		$1,080		$2,154

Conseco Fixed Income Fund
Class C Shares			$361		$646		$1,055		$2,198

Pro Forma-- Managers Fixed
Income Fund Class C Shares	$363		$630		$1,053		$2,232

Conseco Fixed Income Fund
Class Y Shares			$61		$240		$433		$993

Pro Forma-- Managers Fixed
Income Fund Class Y Shares	$61		$223		$431		$1,031



The purpose of these tables is to assist an investor in understanding the various types of costs and expenses that an investor in the combined Fund will bear, whether directly or indirectly. The assumption in this example of a 5% annual return is required by regulations of the SEC applicable to all mutual funds. The information in the previous tables should not be considered a representation of past or future expenses or rates of return. Actual expenses or returns may be greater or less than those shown and may change.

Distribution and Purchase Procedures, Exchange Rights and
Redemption Procedures
----------------------------------------------------------
The purchase, redemption and exchange features of the Existing Funds are substantially similar to those of the Successor Funds. Explanations of each of the services available through the Successor Funds can be found in the Prospectus that accompanies this Prospectus/Proxy Statement.

Each Fund calculates its net asset value per share (NAV) once each business day at the regularly-scheduled close of normal trading on the New York Stock Exchange (normally, 4:00 p.m.
Eastern time).

Distribution of the Successor Funds
-----------------------------------
MDI, a wholly-owned subsidiary of Managers, serves as distributor of the Successor Funds.


THE REORGANIZATIONS
-------------------
The Plan
--------
Shareholders of each Existing Fund are being asked to approve the Plan with respect to their Existing Fund. The terms and conditions under which the Reorganization for each Existing Fund will be implemented are set forth in the Plan. Significant provisions of the Plan are summarized below; however, this summary is qualified in its entirety by reference to the Plan, which is attached as Appendix A to this Prospectus/Proxy
Statement.

The Plan contemplates (i) each Successor Fund's acquiring all of the assets of the corresponding Existing Fund in exchange solely for shares of the Successor Fund and the assumption by the Successor Fund of those accrued and unpaid liabilities of the Existing Fund set forth in the statement of assets and liabilities of the Existing Fund as of the closing date for the Reorganization (the "Stated Liabilities"), and (ii) the distribution of those shares to the shareholders of the Existing Fund as soon as reasonably practicable after the closing. Each Existing Fund will distribute pro rata to its shareholders of record the Class A shares, Class B shares, Class C shares and Class Y shares of the corresponding Successor Fund it receives in the Reorganization, so that each Class A, Class B, Class C and Class Y shareholder of an Existing Fund will receive a number of full and fractional Class A shares, Class B shares, Class C shares and Class Y shares, as applicable, of the corresponding Successor Fund equal to the number of full and fractional shares of the corresponding class of the Existing Fund held by such shareholder as of the closing date. Each Existing Fund will be dissolved soon thereafter. Accordingly, immediately after the Reorganization, each former shareholder of an Existing Fund will own Class A shares, Class B shares, Class C shares or Class Y shares, as applicable, of the corresponding Successor Fund that will be equal in number and value to the shares in the corresponding class of the Existing Fund held by that shareholder immediately prior to the Reorganization. Any special options (for example, automatic investment plans on current Existing Fund shareholder accounts) will automatically transfer to the new accounts.

The Plan provides that 40|86 and Managers will bear all costs and expenses of each Reorganization, including the costs and expenses incurred in the preparation and mailing of this Prospectus/Proxy Statement, as agreed between them. The closing date is expected to be on or about January 29, 2004. The implementation of each Reorganization is subject to a number of conditions set forth in the Plan. The Plan may be terminated and the Reorganizations abandoned at any time prior to the closing date by mutual agreement of the parties or by either party if the closing shall not have occurred on or before January 31, 2004, unless such date is extended by mutual agreement of the parties.

Reasons for the Reorganizations
-------------------------------
Pursuant to a realignment of its business strategy,40|86 over the past year has actively pursued alternatives that would allow the Existing Funds shareholders to continue their original investment objectives through a tax-free combination of their Existing Fund with a comparable portfolio of another mutual fund group.

On September 26, 2003, 40|86, Conseco Equity, Managers and MDI entered into a purchase agreement (the "Purchase Agreement") pursuant to which 40|86 and Conseco Equity agreed to transfer to Managers and MDI their business relating to the management, administration, operation and distribution of the Existing Funds. Headquartered in Norwalk, Connecticut, Managers was founded in 1983 to provide individual investors and smaller institutions with access to the same expertise, resources and techniques employed by major institutions and wealthy families. Managers serves as the investment advisor and, through its wholly-owned subsidiary, MDI, the distributor to The Managers Funds. Managers employs a proprietary selection process to search for and select independent investment managers to serve as sub-advisors. Once chosen, the sub-advisors are subject to ongoing monitoring by Managers' research team. Managers is an affiliate of Affiliated Managers Group, Inc. Managers currently has over $4 billion in assets under management.40|86 and Conseco Equity agreed to sell this part of their business to Managers and MDI because they believe that the sale will provide continuity of money management for shareholders, while enhancing the distribution capabilities of the Existing Funds. Pursuant to the agreement, 40|86 may be entitled to an additional payment from Managers following the Reorganizations based on the amount of assets maintained in the Successor Funds. In connection with the Reorganizations, 40|86 will also enter into an investment sub-advisory agreement with Managers under which 40|86 will be entitled to receive fees for providing sub-advisory services to certain Existing Funds. For more information with respect to applicable arrangements for the payment of sub-advisory fees, see "Comparison of Investment Advisory Arrangements, Subadvisory Agreements, Successor Funds" herein. The sale is contingent upon shareholder approval of the Reorganizations, among other things.

Under the terms of the Purchase Agreement, Managers and 40|86 have agreed to use their reasonable best efforts to comply with the conditions of Section 15(f) of the Investment Company Act of 1940 (the "1940 Act").Section 15(f) provides a non-exclusive safe harbor for an investment advisor to an investment company, or any of its affiliated persons, to receive any amount or benefit in connection with an assignment of the investment advisory contract between the advisor and the investment company (which will occur upon consummation of the Purchase Agreement), provided that two conditions are met. First, for a period of three years after the assignment of the advisory agreement, at least 75% of the board members of the Existing Trust and Successor Trust cannot be "interested persons" (as defined in the 1940 Act) of Managers or 40|86. The Board of Trustees of the Existing Trust is currently in compliance with this provision of Section 15(f), as is the Board of Trustees of the Successor Trust. Second, an "unfair burden" must not be imposed upon the Existing Funds as a result of this assignment or any express or implied terms, conditions, or understandings applicable thereto. The term "unfair burden" is defined in Section 15 (f) to include any arrangement during the two-year period after the effective time of the assignment whereby Managers, 40|86, or any interested person of Managers or 40|86, receives or is entitled to receive any compensation, directly or indirectly, from the Existing Funds, the Successor Funds or their respective shareholders (other than fees for bona fide investment advisory or other services) or from any person in connection with the purchase or sale of securities or other property to, from, or on behalf of the Existing Funds (other than bona fide ordinary compensation as principal underwriter for the Existing Funds). Managers and 40|86 have advised the Board of Trustees of the Existing Trust that they are aware of no circumstances arising from the Reorganizations that might result in an "unfair burden" being imposed on the Existing Funds.

Approval of the Reorganizations by the Boards of Trustees of the Existing Trust and the Successor Trust
-----------------------------------------------------------------
The Board of Trustees of the Existing Trust (the "Existing Trustees") met on October 22, 2003 to review and discuss the information received regarding the proposed Reorganizations, and to consider the proposed Plan pursuant to which the Reorganizations would be effected. The Board, including those Existing Trustees who are not "interested persons," as that term is defined in the 1940 Act ("Independent Trustees"), unanimously approved the Plan and recommended its approval by the shareholders of the Existing Funds. In approving the Plan, the Existing Trustees determined that participation in the Reorganization is in the best interests of each Existing Fund and that the interests of the shareholders of each Existing Fund would not be diluted as a result of its Reorganization with the corresponding Successor Fund.

At its meeting on October 22, the Existing Trustees considered a number of factors in reaching their decision to approve the Plan and the resulting Reorganizations. The factors considered include:
* the terms and conditions of the Reorganizations;

* the fact that the Reorganizations would not result in the dilution of Existing Fund shareholders' interests;

* the fact that the investment objectives and principal investment strategies of an Existing Fund and corresponding Successor Fund are substantially similar;

* the fact that the Reorganizations provide continuity of day to day portfolio management for shareholders due to the fact that each Existing Fund's investment advisory organization would continue to manage the corresponding
  Successor Fund in the same manner;

* the estimated expense ratios for the Successor Funds, including the fact that (1)Managers has contractually agreed to limit the Successor Funds' total annual fund operating expenses at the current levels of the Existing
  Funds through at least April 30, 2005, and (2) that the Successor Fund expense ratios would be higher but for this contractual obligation;

* the experience, expertise and resources of Managers and MDI, including MDI's distribution resources and future prospects for asset growth of the Successor Funds;

* the service features available to shareholders of the Successor Funds and the anticipated increased array of investment alternatives available to shareholders of the Existing Funds over time;

* the fact that 40|86 and Managers will bear the expenses incurred by the Existing Funds and Successor Funds in connection with the Reorganizations;

* the fact that the Successor Funds will assume the Stated
  Liabilities of the Existing Funds and that the Successor
  Funds will indemnify the Independent Trustees of the Existing Trust against certain liabilities;

* the fact that the Reorganizations are expected to be tax free for federal income tax purposes; and alternatives available to shareholders of the Existing Funds, including the ability to redeem their shares.

In reviewing the expense ratios of the Successor Funds and the Existing Funds, the Existing Trustees noted that the expense ratios of the Successor Funds would be higher were it not for Managers' contractual agreement to limit expenses at least through April 30, 2005.The Board also considered the potential for the economies of scale that may result from the proposed Reorganization, the need for Managers to maintain expense ratios at competitive levels, and the other anticipated benefits of the proposed transactions to Existing Fund shareholders. The Existing Trustees did not assign relative weights to the foregoing list of factors or deem any one of them to be controlling in and of themselves.

The Existing Trustees also considered whether the arrangements between Managers and 40|86 comply with the conditions of Section 15(f) of the 1940 Act. As noted previously, Managers and 40|86 have agreed to use their reasonable best efforts to comply with the conditions of Section 15(f).

In accordance with its obligations under the Plan, 40|86 has obtained a directors and officers liability insurance "tail" policy providing coverage for the Independent Trustees of the Existing Trust for a period of six years following consummation of the Reorganizations for acts and omissions taken prior to completion of the

Reorganizations in their capacity as trustees of the Existing
Trust.40|86 is bearing the cost of this additional insurance coverage.

At a meeting held on October 21,2003,the Trustees of the Successor Trust approved the Reorganizations with respect to the Successor Funds. In connection with these approvals, and with the advice and assistance of independent counsel, the Successor Trust Trustees unanimously determined that the Reorganizations are in the best interest of each Successor Fund, and that the interest of shareholders of each Successor Fund will not be diluted as a result of the Reorganizations

Federal Income Tax Consequences
-------------------------------
The Reorganizations are not intended to result in the recognition of income, gain or loss for United States federal income tax purposes. As a condition to the Reorganizations, the Successor Trust and the Existing Trust will receive a legal opinion from Goodwin Procter LLP, to the effect that, subject to customary assumptions and representations, on the basis of the existing provisions of the Internal Revenue Code of 1986, as amended (the "Code"), the Treasury Regulations promulgated thereunder and current administrative and judicial interpretations thereof, for federal income tax purposes:

* the transfer by an Existing Fund of all of its assets to the corresponding Successor Fund, in exchange solely for shares of the Successor Fund, the assumption by each Successor Fund of the Stated Liabilities of the corresponding Existing Fund, and the distribution of the shares of the Successor Fund to the shareholders of each Existing Fund in complete liquidation of such Existing
  Fund will constitute a reorganization within the meaning of Section 368(a) of the Code;

* the Successor Funds and the Existing Funds will each be a "party to a reorganization" within the meaning of Section
  368(b) of the Code;

* the Existing Fund will recognize no gain or loss on (i) the transfer of its assets to the corresponding Successor
  Fund in exchange solely for shares of the Successor Fund and the Successor Fund's assumption of the Existing
  Fund's Stated Liabilities or (ii) the subsequent distribution of those shares to the Existing Fund's shareholders in exchange for their Existing Fund shares;

* the Successor Fund will recognize no gain or loss on its receipt of the corresponding Existing Fund's assets in exchange solely for shares of the Successor Fund and the Successor Fund's assumption of the Existing Fund's Stated
  Liabilities;

* the Successor Fund's basis in the corresponding Existing
  Fund's assets will, in each instance, be the same as the corresponding Existing Fund 's basis therein immediately before the Reorganization, and the Successor Fund's holding period for the corresponding Existing Fund's assets will, in each instance, include the Existing
  Fund's holding period therefore;

* a shareholder of the Existing Fund will recognize no gain or loss on the exchange of all its Existing Fund shares solely for shares of the corresponding Successor Fund pursuant to the Reorganization; and

* an Existing Fund shareholder's aggregate basis in the shares of the Successor Fund it receives in the Reorganization will be the same as its aggregate basis in the Existing Fund shares it surrenders in exchange for those shares of the Successor Fund, and its holding period for those shares of the Successor Fund will include, in each instance, its holding period for those Existing Fund shares, provided the shareholder holds them as capital assets on the closing date of the Reorganization.

The receipt of such an opinion is a condition to the consummation of the Reorganizations. The Successor Trust has not obtained an Internal Revenue Service ("IRS") private letter ruling regarding the federal income tax consequences of the Reorganizations, and the IRS is not bound by advice of counsel. If the transfer of the assets of an Existing Fund in exchange for its corresponding Successor Fund's shares and the assumption by the Successor Fund of the Stated Liabilities of the Existing Fund do not constitute a tax-free reorganization, Existing Fund shareholders generally will recognize gain or loss equal to the difference between the value of the Successor Fund shares the shareholder acquires and the tax basis of the shareholder's Existing Fund shares.

Shareholders of the Existing Funds should consult their tax advisors regarding the effect, if any, of the proposed Reorganizations in light of their individual circumstances. Since the foregoing discussion relates only to certain federal income tax consequences of the Reorganizations, each shareholder of an Existing Fund should also consult such shareholder's tax advisors as to the federal, state and local tax consequences, if any, of the Reorganizations based upon the shareholder's particular circumstances.


COMPARATIVE INFORMATION ABOUT THE EXISTING AND SUCCESSOR FUNDS

This portion of the Proxy Statement/Prospectus is designed to allow you to compare various features of the Successor Funds with those of the Existing Funds.

The Existing Trust and the Successor Trust
------------------------------------------
The Existing Trust and the Successor Trust are both business trusts organized under the laws of the Commonwealth of Massachusetts. The Existing Trust is governed by an Amended and Restated Declaration of Trust dated September 20, 1996, as amended (the "Existing Trust Instrument"); the Successor Trust is governed by an Amended and Restated Declaration of Trust dated June 1, 1992, as amended (the "Successor Trust Instrument"; each of the Successor Trust Instrument and the Existing Trust Instrument may be referred to as a "Trust Instrument"). The Existing Trust and the Successor Trust (each, a "Trust") are each authorized to issue shares of beneficial interest in separate portfolios (series) in addition to the Existing Funds and the Successor Funds, respectively. Each share of a given class of a Fund represents an equal proportionate interest in the shares of that class of the Fund and has identical voting, dividend, redemption, liquidation, and other rights. In general, shares of each Fund have no preemptive, conversion or other rights. Each Trust Instrument provides that shares are non-assessable by the applicable Trust. However, under Massachusetts law, shareholders of a Fund could under certain circumstances be held personally liable for the obligations of that Fund. Neither the Existing Funds nor the Successor Funds hold regular or annual shareholder meetings. Each Trust Instrument also requires that meetings of shareholders be called upon the written request of holders of at least 10 percent of the outstanding shares entitled to vote at the meeting, and specifies procedures for meetings called for the purpose of voting on the removal of any Trustee upon such a written request. The Trustees of each Trust may also be removed by written consent of the holders of at least two thirds of the outstanding shares. Under the Existing Trust Instrument and the Bylaws of the Successor Trust, the holders of a majority of the outstanding shares entitled to vote at a meeting, present in person or by proxy, constitute a quorum at any shareholder meeting. Each Trust Instrument provides that each shareholder is entitled to one vote for each whole share and a proportionate vote for each fractional share owned by the shareholder on any matter on which such shareholder is entitled to vote. More comparative information on the Existing and Successor Trust Instruments is included in Appendix C.

The foregoing is only a summary of certain characteristics of the Existing Trust Instrument and the Successor Trust Instrument and does not constitute a comprehensive description of all provisions thereof.

Comparative Information on Fundamental Investment Restrictions
--------------------------------------------------------------
The Existing Funds and the Successor Funds are each subject to certain fundamental investment restrictions regarding their investments. A fundamental investment restriction may not be changed without the affirmative vote of the holders of a majority of the Fund's outstanding securities (as defined in the 1940
Act). However,
investment restrictions that are not fundamental may be changed by a Fund's Trustees without shareholder approval. The tables in Appendix B compare the fundamental investment restrictions of the Existing Funds and the Successor Funds. Differences in fundamental investment restrictions between an Existing Fund and its corresponding Successor Fund are not expected to result in any material difference between the manner in which the Successor Fund is managed as compared to the Existing Fund.

Capitalization
--------------
Each Successor Fund will be the accounting successor to the corresponding Existing Fund after consummation of the Reorganization. No capitalization information is shown for the Successor Funds because the Successor Funds will not commence operations until the completion of the Reorganizations. Accordingly, the pro forma capitalization of the combined Funds will be identical to the capitalization of the corresponding Existing Fund, shown in the tables below as of September 30, 2003.

Conseco Science & Technology Fund and Managers Science &
Technology Fund
----------------------------------------------------------------


						Net Asset Value
				Net Assets	per Share	Shares Outstanding
				----------	---------	------------------
Conseco Science &
Technology Fund Class A		1,146,117	$1.86		617,544

Pro Forma Combined-
Managers Science &
Technology Fund Class A		1,146,117	$1.86		617,544

Conseco Science &
Technology Fund Class B		  627,833	$1.83		342,454

Pro Forma Combined-
Managers Science &
Technology Fund Class B		  627,833	$1.83		342,454

Conseco Science &
Technology Fund Class C		1,389,049	$1.84		756,962

Pro Forma Combined-
Managers Science &
Technology Fund Class C		1,389,049	$1.84		756,962

Conseco Science &
Technology Fund Class Y		  249,806	$1.89		131,864

Pro Forma Combined-
Managers Science &
Technology Fund Class Y		  249,806	$1.89		131,864




Conseco 20 Fund and Managers 20 Fund
------------------------------------

						Net Asset Value
				Net Assets	per Share	Shares Outstanding
				----------	---------	------------------
Conseco 20 Fund Class A		 7,552,531	$4.78		1,580,897

Pro Forma Combined-
Managers 20 Fund Class A	 7,552,531	$4.78		1,580,897

Conseco 20 Fund Class B		18,206,161	$4.60		3,954,315

Pro Forma Combined-
Managers 20 Fund Class B	18,206,161	$4.60		3,954,315

Conseco 20 Fund Class C		16,733,651	$4.62		3,619,452

Pro Forma Combined-
Managers 20 Fund Class C	16,733,651	$4.62		3,619,452

Conseco 20 Fund Class Y		 9,189,399	$4.82		1,904,661

Pro Forma Combined-
Managers 20 Fund Class Y	 9,189,399	$4.82		1,904,661




Conseco Equity Fund and Managers Mid-Cap Fund
---------------------------------------------

						Net Asset Value
				Net Assets	per Share	Shares Outstanding
				----------	---------	------------------
Conseco Equity Fund- Class A	11,454,063	$9.32		1,228,906

Pro Forma Combined-
Managers Mid-Cap Fund Class A	11,454,063	$9.32		1,228,906

Conseco Equity Fund- Class B	15,606,846	$8.99		1,736,779

Pro Forma Combined-
Managers Mid-Cap Fund Class B	15,606,846	$8.99		1,736,779

Conseco Equity Fund- Class C	15,539,974	$8.99		1,728,047

Pro Forma Combined-
Managers Mid-Cap Fund Class C	15,539,974	$8.99		1,728,047

Conseco Equity Fund- Class Y	61,305,529	$9.72		6,307,029

Pro Forma Combined-
Managers Mid-Cap Fund Class Y	61,305,529	$9.72		6,307,029





Conseco Large-Cap Fund and Managers Large-Cap Fund
--------------------------------------------------

						Net Asset Value
				Net Assets	per Share	Shares Outstanding
				----------	---------	------------------
Conseco Large-Cap Fund Class A	  813,907	$5.53		147,297

Pro Forma Combined-
Managers Large-Cap Fund Class A	  813,907	$5.53		147,297

Conseco Large-Cap Fund Class B	1,927,239	$5.43		355,060

Pro Forma Combined-
Managers Large-Cap Fund Class B	1,927,239	$5.43		355,060

Conseco Large-Cap Fund Class C	1,409,831	$5.43		259,497

Pro Forma Combined-
Managers Large-Cap Fund Class C	1,409,831	$5.43		259,497

Conseco Large-Cap Fund Class Y	  431,018	$5.60		 76,981

Pro Forma Combined-
Managers Large-Cap Fund Class Y	  431,018	$5.60		 76,981



Conseco Balanced Fund and Managers Balanced Fund
------------------------------------------------

						Net Asset Value
				Net Assets	per Share	Shares Outstanding
				----------	---------	------------------
Conseco Balanced Fund Class A	 3,433,864	$9.64		  356,053

Pro Forma Combined-
Managers Balanced Fund Class A	 3,433,864	$9.64		  356,053

Conseco Balanced Fund Class B	11,724,015	$9.49		1,234,911

Pro Forma Combined-
Managers Balanced Fund Class B	11,724,015	$9.49		1,234,911

Conseco Balanced Fund Class C	 8,636,718	$9.58		  901,653

Pro Forma Combined-
Managers Balanced Fund Class C	 8,636,718	$9.58		  901,653

Conseco Balanced Fund Class Y	 7,759,571	$9.72		  798,435

Pro Forma Combined-
Managers Balanced Fund Class Y	 7,759,571	$9.72		  798,435




Conseco Convertible Securities Fund and Managers Convertible Securities
Fund
-----------------------------------------------------------------------

						Net Asset Value
				Net Assets	per Share	Shares Outstanding
				----------	---------	------------------
Conseco Convertible
Securities Fund Class A		2,681,707	$9.90		270,956

Pro Forma Combined-
Managers Convertible
Securities Fund Class A		2,681,707	$9.90		270,956

Conseco Convertible
Securities Fund Class B		9,703,720	$9.84		986,475

Pro Forma Combined-
Managers Convertible
Securities Fund Class B		9,703,720	$9.84		986,475

Conseco Convertible
Securities Fund Class C		3,503,828	$9.87		354,894

Pro Forma Combined-
Managers Convertible
Securities Fund Class C		3,503,828	$9.87		354,894

Conseco Convertible
Securities Fund Class Y		2,194,578	$9.90		221,602

Pro Forma Combined-
Managers Convertible
Securities Fund Class Y		2,194,578	$9.90		221,602




Conseco High Yield Fund and Managers High Yield Fund
----------------------------------------------------

						Net Asset Value
				Net Assets	per Share	Shares Outstanding
				----------	---------	------------------
Conseco High Yield
Fund Class A			28,133,489	$8.15		3,451,307

Pro Forma Combined-
Managers High Yield Fund
Class A				28,133,489	$8.15		3,451,307

Conseco High Yield
Fund Class B			36,304,124	$8.09		4,487,557

Pro Forma Combined-
Managers High Yield
Fund Class B			36,304,124	$8.09		4,487,557

Conseco High Yield
Fund Class C			13,891,653	$8.08		1,719,173

Pro Forma Combined-
Managers High Yield
Fund Class C			13,891,653	$8.08		1,719,173

Conseco High Yield
Fund Class Y			11,229,998	$8.20		1,368,839

Pro Forma Combined-
Managers High Yield
Fund Class Y			11,229,998	$8.20		1,368,839



Conseco Fixed Income Fund and Managers Fixed Income Fund
--------------------------------------------------------

						Net Asset Value
				Net Assets	per Share	Shares Outstanding
				----------	---------	------------------
Conseco Fixed Income
Fund Class A			 8,123,898	$10.52 		 772,180

Pro Forma Combined-
Managers Fixed Income
Fund Class A			 8,123,898	$10.52		 772,180

Conseco Fixed Income
Fund Class B			30,605,886	$10.48		2,920,814

Pro Forma Combined-
Managers Fixed Income
Fund Class B			30,605,886	$10.48		2,920,814

Conseco Fixed Income
Fund Class C			22,415,093	$10.54		2,126,568

Pro Forma Combined-
Managers Fixed Income
Fund Class C			22,415,093	$10.54		2,126,568

Conseco Fixed Income
Fund Class Y			24,315,262	$10.57		2,300,484

Pro Forma Combined-
Managers Fixed Income
Fund Class Y			24,315,262	$10.57		2,300,484





Comparison of Investment Advisory Arrangements
----------------------------------------------
Investment Advisor: the Successor Funds
Managers is the investment advisor to each Successor Fund. Managers has overall supervisory responsibility for the investment program of each Successor Fund. Managers will select and recommend, subject to the approval of the Board of Trustees of the Successor Trust, one or more sub-advisors to manage each Successor Fund's investment portfolio. It also allocates assets to the asset managers based on certain evolving targets, monitors the performance, security holdings and investment strategies of these external asset managers and, when appropriate, researches any potential new asset managers for the Successor Funds. The SEC has given the Successor Trust an exemptive order permitting Managers to change sub-advisors without prior shareholder approval, but subject to shareholder notification within 90 days of any such changes. The SEC has also given the Existing Funds an exemptive order that permits 40|86, without shareholder approval but subject to certain conditions, to employ new sub-advisers for the Existing Funds, change the terms of particular sub-advisory agreements or continue the employment of existing sub-advisors after events occur that would otherwise cause the automatic termination of the sub-advisory agreements under the 1940 Act, subject to the approval of the Trustees. Managers also furnishes certain administrative, compliance and accounting services for the Successor Trust and each Successor Fund.


Sub-Advisors:  the Successor Funds
----------------------------------
Managers has contracted with 40|86, the investment advisor to the Existing Funds, to act as sub-advisor for Managers Convertible Securities Fund, Managers High Yield Fund, Managers Fixed Income Fund and the fixed-income portion of Managers Balanced Fund. Managers has also contracted with Oak Associates, ltd. ("Oak") to act as sub-advisor for Managers Science & Technology Fund and Managers 20 Fund and with Chicago Equity Partners, LLC ("CEP") to act as sub-advisor for Managers Mid-Cap Fund, Managers Large-Cap Fund and the equity portion of Managers Balanced Fund (each of 40|86, Oak and CEP a "Successor Sub-Advisor" and together, the "Successor Sub-Advisors").

As sub-advisor for Managers Convertible Securities Fund, Managers High Yield Fund, Managers Fixed Income Fund and the fixed-income portion of Managers Balanced Fund, 40|86 will provide day-to-day management of the investment operations of these Funds. 40|86, formerly Conseco Capital Management, Inc., is a registered investment adviser located at 11825 N. Pennsylvania Avenue, Carmel, Indiana 46032, and is a wholly-owned subsidiary of Conseco, Inc. ("Conseco"),a publicly held financial services company that provides investment, lending and insurance products to more than 12 million customers. As of September 30, 2003, 40|86 managed more than $26 billion.

As sub-advisor for Managers Science & Technology Fund and Managers 20 Fund, Oak will provide day-to-day management of the investment operations of these Funds. Oak, located at 3875 Embassy Parkway, Suite 250, Akron, Ohio 44333, is an investment management firm with approximately $8.4 billion in assets under management as of September 30, 2003.

As sub-advisor for Managers Mid-Cap Fund, Managers Large-Cap Fund and the equity portion of Managers Balanced Fund, CEP will provide day-to-day management of the investment operations of these Funds. CEP, located at 180 LaSalle Street, Suite 3800, Chicago, Illinois, 60601, is an investment management firm with approximately $5.7 billion in assets under management as of September 30, 2003.

The day-to-day management of the investment operations of each Existing Fund is provided by one or more of the Successor Sub-Advisors. If the Reorganization is approved by shareholders, the day-to-day management of the investment operations of each Successor Fund will continue to be provided by the same Successor Sub-Advisor(s) that currently provides such management to the Existing Fund with which the Successor Fund will be reorganized.

Portfolio Managers
------------------
Robert L. Cook, CFA, joined 40|86 in 1994 as a Securities Analyst and is currently Director of Research and a Senior Vice President of 40|86. He is responsible for managing Managers Convertible Securities Fund and for co-managing Managers High Yield Fund. He will continue as portfolio manager of Managers Convertible Securities Fund and as co-portfolio manager of Managers High Yield Fund following the Reorganizations.

Gregory J. Hahn, CFA,joined 40|86 in 1989, served as Senior Vice President of Investments beginning in 1993 and is currently Chief Fixed Income Investment Officer and Senior Vice President, Portfolio Analytics of 40|86. He is responsible for managing the fixed-income portion of Managers Balanced Fund. He will continue as portfolio manager of the fixed-income portion of Managers Balanced Fund following the Reorganizations.

Thomas G. Hauser, CFA, joined 40|86 in 2001 and is a Senior Vice President of, and portfolio manager for, 40|86. Prior to joining 40|86, he was a Vice President of, and a portfolio manager for, Van Kampen Investments from 1993 to 2001. He is responsible for managing Managers High Yield Fund. He will continue as portfolio manager of Managers High Yield Fund following the Reorganizations.

Leo J. Dierckman, joined 40|86 in 1999 as a Securities Analyst and is currently Second Vice President-Fixed Income Research of 40|86. Prior to joining 40|86, Mr. Dierckman served as Vice President of Finance for HealthCareContinuum from 1989 to 1999. He is responsible for managing Managers Convertible Securities Fund. He will continue as portfolio manager of Managers Convertible Securities Fund following the Reorganizations.

Mike Richman, joined 40|86 in 1997, served as an Investment Analyst in 40|86's Investment Reporting department beginning in 1998 and is an Assistant Vice President and Portfolio Manager of 40|86. Prior to joining 40|86, Mr. Richman worked in the Investment Reporting department of Conseco, Inc. He is responsible for managing Managers Fixed Income Fund. He will continue as portfolio manager of Managers Fixed Income Fund following the Reorganizations.

CEP will utilize a team approach to manage Managers Equity Fund, Managers Large - Cap Fund and the equity portion of Managers
Balanced Fund.

Oak will utilize a team approach to manage Managers Science &
Technology Fund and Managers 20 Fund.

Investment Management Agreement -- Existing Funds. Under the investment management agreement between 40|86 and the Existing Trust with respect to the Existing Funds (the "Existing Management Agreement"), 40|86 may (a) oversee the management of each Existing Fund's portfolio by one or more investment sub-advisors, rather than directly managing each Existing Fund, or
(b) provide a continuous investment program for each Existing Fund, including investment research and management with respect to all securities, investments and cash equivalents in each Existing Fund, and determine what securities and other investments would be purchased, retained or sold by each Existing Fund.40|86's oversight of sub-advisors includes reviewing prospective sub-advisors, selecting such sub-advisors, and monitoring and evaluating the sub-advisor's performance. 40|86 is responsible, under the Existing Management Agreement, for reporting to the Existing Trust's Board of Trustees the results of its evaluation, supervision, and monitoring duties and making recommendations to the Existing Trust's Board of Trustees concerning the renewal, modification or termination of sub-advisory agreements.

The Existing Management Agreement continues for successive one-year periods, so long as its continuance is approved at least annually (a) by the vote of a majority of the outstanding voting securities of the Existing Fund (as defined in the 1940 Act) or
(b) by the vote of a majority of the Existing Trust's Board of Trustees, provided that in either event the continuance is also approved by the vote of a majority of those Trustees who are not "interested persons" of the Existing Trust as that term is defined in the 1940 Act (the "Independent Trustees") cast in person at a meeting called for the purpose of voting on the continuance. The Existing Management Agreement terminates automatically upon assignment (as defined in the 1940 Act) and is terminable at any time without penalty by the Existing Trust or by vote of the holders of a majority of an Existing Fund's outstanding voting securities on 60 days written notice to 40|86 or, without penalty, by 40|86 on 60 days written notice to the Existing Trust. Under the Existing Management Agreement, 40|86 is not liable for any error in judgment or mistake of law or for any loss suffered by an Existing Fund or its shareholders in connection with the matters to which the agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of 40|86 in the performance of its duties or from reckless disregard by 40|86 of its obligations and duties under the agreement.

Under the Existing Management Agreement, 40|86 is paid a fee by the Existing Fund at an annual rate of the average daily net assets of each Existing Fund as described below.


Fund 					Annual Investment Advisory Fee
Conseco Science & Technology Fund 		1.00%
Conseco 20 Fund 				0.70%
Conseco Equity Fund 				0.70%
Conseco Large-Cap Fund 				0.70%
Conseco Balanced Fund 				0.70%
Conseco Convertible Securities Fund 		0.85%
Conseco High Yield Fund 			0.70%
Conseco Fixed Income Fund 			0.45%


Since each Existing Fund's commencement of operations, 40|86 has agreed to waive a portion of its fees for providing investment management services to each Existing Fund and/or pay a portion of each Existing Fund's expenses to ensure that total annual operating expenses do not exceed certain specified percentages of the average daily net assets for each Existing Fund. The total expense limitation does not cover interest, taxes, brokerage commissions or extraordinary expenses. 40|86 is entitled to reimbursement of fees waived or reimbursed by 40|86 to the Existing Funds under the provisions of the agreement to the extent that actual fees and expenses for any period are less than the total expense limitation and provided that the repayment occurs within three (3) years after the waiver or reimbursement. The current contractual expense limitations are as follows:



Fund 				Class A		Class B and	Class Y
				Shares		C Shares	Shares
				----------	---------	---------
Conseco Science & Technology 	1.75%		2.25%		1.25%
Conseco 20 			1.75%		2.25%		1.25%
Conseco Equity 			1.50%		2.00%		1.00%
Conseco Large-Cap 		1.50%		2.00%		1.00%
Conseco Balanced 		1.50%		2.00%		1.00%
Conseco Convertible
 Securities 			1.55%		2.05%		1.05%
Conseco High Yield 		1.40%		1.90%		0.90%
Conseco Fixed Income 		1.10%		1.60%		0.60%



Conseco Services, LLC (the "Existing Administrator"), a wholly-owned subsidiary of Conseco and an affiliate of 40|86, receives compensation from the Existing Trust pursuant to an Administration Agreement with respect to each Existing Fund. Under that agreement, the Existing Administrator supervises the overall administration of the Existing Funds. The administrative services include supervising the preparation and filing of all documents required for compliance by the Existing Funds with applicable laws and regulations, supervising the maintenance of books and records, and other general and administrative responsibilities. For providing these services, the Existing Administrator receives a fee from each Existing Fund of 0.20% per annum of its average daily net assets.

Investment Management Agreement -- Successor Funds .The terms of the investment management agreement between Managers and the Successor Funds (the "Successor Management Agreement") provide for Managers to have overall supervisory responsibility for each Successor Fund's general investments and management of its assets in accordance with the Successor Fund's investment objectives, policies and restrictions subject to such direction as it may receive from the Successor Trust's Board of Trustees from time to time. Managers is responsible for (a) selecting and recommending to the Trustees of the Successor Trust one or more sub-advisors for each Successor Fund and for monitoring and evaluating the performance of each sub-advisor on an ongoing basis and (b) exercising investment discretion and making all determinations with respect to any portion of a Successor Fund's assets not assigned to a sub-advisor, including determinations regarding the purchase and sale of portfolio securities.

The Successor Management Agreement has an initial two year term and then continues in effect, unless terminated as described below, for successive one-year periods, so long as its continuance is approved at least annually (a) by the vote of a majority of the outstanding voting securities of each Successor Fund (as defined in the 1940 Act) or (b) by the vote of a majority of the Successor Trust's Board of Trustees, provided that in either event the continuance is also approved by the vote of a majority of the Independent Trustees cast in person at a meeting called for the purpose of voting on the continuance. The Successor Management Agreement terminates automatically in the event of its assignment (as defined in the 1940 Act) and may be terminated at any time, without the payment of any penalty,(i) by the vote of a majority of the Successor Trust's Board of Trustees, (ii)by vote of a majority of the outstanding voting securities of the Successor Trust, or (iii) with respect to a Successor Fund, by vote of a majority of the outstanding shares of the Successor Fund, in each case upon sixty (60) days written notice to Managers. The Successor Management Agreement may be terminated by Managers upon sixty (60) days written notice to the Successor Trust. The Successor Management Agreement provides that, in the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations or duties, Managers is not subject to liability to a Successor Fund or any Successor Fund shareholder for any act or omission in the course of, or connected with, services rendered under the agreement or for any losses that may be sustained in the purchase, holding, or sale of any security, provided that these provisions shall not protect Managers from liability in violation of the 1940 Act.

Under the Successor Management Agreement, for both the services provided to, and the expenses assumed for each Successor Fund, Managers is paid a fee by the Successor Fund. This fee is computed daily and paid monthly, at an annual rate of a certain percentage of the average daily net assets of each Existing Fund. The annual investment advisory fee rate of each Successor Fund is the same as that of the corresponding Existing Fund.

If each Reorganization is approved, Managers will contractually agree to continue for each Successor Fund the current expense limitation currently being maintained by 40|86 with respect to the corresponding Existing Fund. Consequently, until at least April 30, 2005, provided that Managers remains investment advisor to the Successor Funds, Managers has agreed to waive fees and pay or reimburse each Successor Fund to the extent total expenses (exclusive of brokerage, interest, taxes and extraordinary expenses) of the Successor Fund exceed certain specified percentages of the average daily net assets for each Successor Fund. Each Successor Fund is obligated to repay Managers the amounts waived, paid or reimbursed in future years provided that the repayment occurs within three (3) years after the waiver or reimbursement and that repayment would not cause the Successor Fund's expenses in any such future year to exceed the percentage limitation established for the corresponding Existing Fund as set forth in the prospectus.

Managers also serves as the administrator to the Successor Funds and receives compensation from the Successor Trust pursuant to an Administration and Shareholder Services Agreement. Under that agreement, Managers supervises the overall administration of and certain shareholder services for each Successor Fund. The administrative services include supervising the preparation and filing of all documents required for compliance by each Successor Fund with applicable laws and regulations, supervising the maintenance of books and records, and other general and administrative responsibilities. The shareholder services include processing and/or coordinating Successor Fund share purchases and redemption, responding to inquiries from shareholders and providing omnibus level support for financial intermediaries who perform sub-accounting for shares held of record by financial intermediaries for the benefit of other beneficial owners. For providing these services, Managers receives a fee from each Successor Fund of 0.20% per annum of its average daily net assets.

Sub-Advisory Agreements -- Existing Funds .Under the sub-advisory agreements between 40|86 and each of CEP and Oak (each an "Existing Sub-Advisor") (the "Existing Sub-Advisory Agreements"), each Existing Sub-Advisor is responsible, subject to the supervision of the Existing Trust's Board of Trustees and 40|86, for the actual investment management of all or a designated portion of the assets of certain Existing Funds, including placing purchase and sell orders for investments and for other related transactions for those Existing Funds.

Each Existing Sub-Advisory Agreement continues for successive one-year periods, so long as its continuance is approved at least annually (a) by the vote of a majority of the outstanding voting securities of the Existing Fund (as defined in the 1940 Act) or
(b) by the vote of a majority of the Existing Trust's Board of Trustees, provided that in either event the continuance is also approved by the vote of a majority of the Existing Trust 's Independent Trustees cast in person at a meeting called for the purpose of voting on the continuance. Each Existing Sub-Advisory Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act). Each Existing Sub-Advisory Agreement also provides that an Existing Fund, by the vote of a majority of the Existing Trust's Board of Trustees or a majority of its outstanding voting securities, may terminate an agreement, without penalty, on sixty (60) days written notice to the Existing Sub-Advisor and the Existing Sub-Advisor may terminate an agreement, without penalty, on one-hundred and twenty (120) days written notice to 40|86. 40|86 may terminate an agreement, without penalty, on one-hundred and twenty (120) days written notice to the Existing Sub-Advisor.

Each Existing Sub-Advisory Agreement provides that an Existing Sub-Advisor will not be liable for any error of judgment or mistake of law or for any loss suffered by an Existing Fund, its shareholders, the Existing Trust or 40|86 in connection with the matters to which the agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Existing Sub-Advisor in the performance of its duties or from reckless disregard by it of its obligations and duties under the agreement.

Under each Existing Sub-Advisory Agreement, an Existing Sub-Advisor receives a sub-advisory fee from 40|86 (not from the Existing Fund), computed daily and paid monthly, at an annual rate of 0.30% based on the average daily net assets of the portion of each Existing Fund under the Existing Sub-Advisor's management.

Sub-Advisory Agreements -- Successor Funds. Under the sub-advisory agreements between Managers and each Successor Sub-Advisor (the "Successor Sub-Advisory Agreements"), each Successor Sub-Advisor manages all or a portion of a Successor Fund's portfolio, including the determination of the purchase, retention, or sale of securities, cash, and other investments for the Successor Fund in accordance with the Successor Fund's investment objectives, policies, and investment restrictions. The Successor Sub-Advisor provides these services subject to the general supervision of Managers and the Successor Trust's Board of Trustees.

Each Successor Sub-Advisory Agreement has an initial term of two years and then continues in effect, unless terminated as described below, for successive one-year periods, so long as its continuance is approved at least annually (a) by the vote of a majority of the outstanding voting securities of the Successor Fund (as defined in the 1940 Act) or (b) by the vote of a majority of the Successor Trust's Board of Trustees, provided that in either event the continuance is also approved by the vote of a majority of the Successor Trust's Independent Trustees cast in person at a meeting called for the purpose of voting on the continuance. Each Successor Sub-Advisory Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act). Under the terms of each Successor Sub-Advisory Agreement, the agreement may be terminated: (i) by Managers at any time, without payment of a penalty, upon notice to the Successor Sub-Advisor and the Successor Trust, (ii) with respect to a Successor Fund, at any time, without payment of a penalty, by the Successor Trust or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Successor Fund upon notice to the Successor Sub-Advisor, or (iii) by the Successor Sub-Advisor at any time, without payment of a penalty, upon thirty (30) days written notice to Managers and the Successor Trust. Each Successor Sub-Advisory Agreement provides that the Successor Sub-Advisor shall not be subject to any liability for any act or omission, error of judgment, or mistake of law or for any loss suffered by Managers or the Successor Trust in connection with the Successor Sub-Advisory Agreement, except by reason of the Sub-Advisor's willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of the Successor Sub-Advisor's reckless disregard of its obligations and duties under the Successor Sub-Advisory Agreement.

Under each Successor Sub-Advisory Agreement, a Successor Sub-Advisor receives a sub-advisory fee from Managers (not from the Successor Fund), computed daily and paid monthly, at the same annual rate currently paid under the Existing Sub-Advisory Agreements.

Independent Public Accountants
------------------------------
The Successor Trust has selected PricewaterhouseCoopers LLP, 125
High Street, Boston, Massachusetts 02110, as the independent accountants for the Successor Funds for the fiscal year ending
December 31,2004.

Recommendation of the Existing Trust's Trustees

For the reasons discussed above under the caption "Reasons for the Reorganizations," the Board of Trustees of the Existing Trust, including the Trustees who are not "interested persons" of the Existing Funds, approved the Reorganizations. In particular, the Trustees determined that the Reorganizations are in the best interests of the Existing Funds.

THE BOARD OF TRUSTEES OF THE EXISTING TRUST RECOMMENDS THAT YOU
VOTE FOR APPROVAL OF THE REORGANIZATION FOR YOUR FUND.

VOTING MATTERS

General Information
-------------------
This solicitation is being made primarily by the mailing of this Proxy Statement/Prospectus and the accompanying proxy card. In addition, D. F. King & Co., Inc. ("D. F. King") has been retained by the Existing Trust to assist in the solicitation of proxies.
D. F. King, which may hire subcontractors as needed, may contact Existing Trust shareholders by mail, telephone, facsimile, telegraph and personal interviews and may request brokers, dealers and other nominee shareholders to forward materials to beneficial owners of shares of the Existing Trust. D. F. King will receive reasonable and customary compensation for its services (estimated at $35,000) and will be reimbursed for certain customary out-of-pocket expenses. The cost of preparing, printing and mailing the Prospectus/Proxy Statement, and all other costs incurred in connection with the solicitation of proxies, including the fees of D. F. King, will be paid by 40|86 and Managers, as agreed between them.

The Existing Trust may arrange to have proxies authorized by telephone. If the Existing Trust solicits proxies by telephone, it will use procedures designed to authenticate shareholders' identities, to allow shareholders to authorize voting in accordance with their instructions and to confirm that their instructions have been properly recorded. Telephonic proxies may be revoked in the same manner as proxies voted by mail may be revoked.

Voting Rights and Required Vote
-------------------------------
The shareholders of each Existing Fund will vote separately on the Plan. Shareholders of each Existing Fund are entitled to one full vote for each full share held and a fractional vote for each fractional share held. Any shareholder giving a proxy may revoke it at any time before it is exercised by submitting to the Secretary of the Existing Trust (the "Secretary") a written notice of revocation or a subsequently executed proxy. To be effective, such revocation or subsequently executed proxy must be received by the Secretary prior to the Special Meeting and must indicate the shareholder's name and account number. In addition, although mere attendance at the Special Meeting will not revoke a proxy, a shareholder present at the Special Meeting may withdraw the shareholder's proxy by voting in person.

A majority of the issued and outstanding shares of each Existing Fund entitled to vote constitutes a quorum for the transaction of business at the Special Meeting. Each shareholder will be entitled to one vote for each share of an Existing Fund held on the close of business on November 26, 2003 (the "Record Date") and a fractional vote for each fractional share held at that time. Approval of the Plan (and therefore the Reorganization) as to an Existing Fund will require the affirmative vote of a majority of the outstanding shares of the Existing Fund entitled to vote at the Special Meeting. On the Record Date, there were 1,727,469 outstanding shares of Conseco Science and Technology Fund, 10,714,947 outstanding shares of Conseco 20 Fund, 10,418,201 outstanding shares of Conseco Equity Fund, 778,343 outstanding shares of Conseco Large-Cap Fund, 3,188,422 outstanding shares of Conseco Balanced Fund, 1,790,144 outstanding shares of Conseco Convertible Securities Fund, 10,883,654 outstanding shares of Conseco High Yield Fund, and 7,775,572 outstanding shares of Conseco Fixed Income Fund.

Each shareholder of an Existing Fund is asked to sign and return the enclosed proxy card to indicate their voting instructions. You may, however, revoke your proxy by executing another proxy, by giving written notice of such revocation to the Secretary or by attending the Special Meeting and voting by ballot at that meeting. If you return a signed proxy card without indicating voting instructions, your shares will be voted in favor of the Plan. If any other matter is properly placed before the Special Meeting, your shares will be voted in accordance with the recommendation of the Board of Trustees of the Existing Trust. The Existing Trust and the Successor Trust have no knowledge of any other matters which may be presented to the Special Meeting and only the business stated in the Notice of Special Meeting shall be considered at the Special Meeting. However, should any other matter requiring a vote of the Existing Funds' shareholders arise, the proxies will vote thereon according to their best judgment in the interests of the Existing Funds.

The Existing Trust will include abstentions and broker non-votes for purposes of determining whether a quorum is present at the Special Meeting. Fifty percent (50%) of the outstanding shares of each Existing Fund entitled to be present and vote will constitute a quorum at the Special Meeting as to that Existing Fund. Due to the requirement that the Plan be approved as to an Existing Fund by the affirmative vote of a majority of the outstanding voting securities of the Existing Fund, abstentions and broker non-votes have the effect of a vote against the Plan.

If sufficient votes of an Existing Fund in favor of the Plan are not received by the time scheduled for the Special Meeting, the holders of shares present in person or by proxy at the Special Meeting and entitled to vote at the Special Meeting, whether or not sufficient to constitute a quorum, may adjourn the Special Meeting as to that Existing Fund by the affirmative vote of a majority of votes cast on the matter. The persons named as proxies will vote those proxies that they are entitled to vote "FOR" the Plan in favor of such an adjournment and will vote those proxies required to be voted "AGAINST" the Plan against such an adjournment. Abstentions and broker non-votes will have no effect on the matter of adjournment. Any business that might have been transacted at a meeting originally called may be transacted at any such adjourned session(s) at which a quorum is present. The costs of any additional solicitation and of any adjourned session(s) will be borne by 40|86 and Managers, as agreed between them. If sufficient votes of an Existing Fund in favor of the Plan have been received, the Special Meeting may be concluded as to that Existing Fund, notwithstanding the fact that the Special Meeting may be adjourned as to the other Existing Funds.

Shareholder Proposals
---------------------
As a general matter, the Existing Funds do not hold annual or other regular meetings of shareholders. A shareholder proposal intended to be presented at any subsequent meeting of the shareholders of the Existing Funds must be received by the Existing Trust within a reasonable time before the Board of Trustees makes the solicitation relating to such meeting in order to be included in the Existing Trust's proxy statement and forms of proxy relating to that meeting or otherwise to be considered at the meeting. Moreover, inclusion of such proposals is subject to limitations under the federal securities laws. Persons named as proxies for any subsequent shareholders' meeting will vote in their discretion with respect to proposals submitted on an untimely basis.

Share Ownership
===============
Existing Funds
--------------
As of November 26, 2003, the percentage ownership of each person owning of record more than 5% of the outstanding Class A, B, C and Y Shares of each Existing Fund is listed below:

Conseco Science & Technology Fund
=================================




Name and Address			      Percentage Ownership
----------------------------------	-------------------------------

					Class A	Class B	Class C	Class Y
					-------	-------	-------	-------
Merrill Lynch Pierce Fenner & Smith	38.60%	63.64%	39.31%	55.43%
Attn: Fund Administrator
Attn: Lisa Stamper
4800 Deer Lake Drive E., FL2
Jacksonville, FL 32246-6484

Legg Mason Wood Walker Inc.		    -	    -	 8.87%	    -
P.O. Box 1476
Baltimore, MD  21203-1476


Pershing LLC				    -	    -	 7.13%	    -
P.O. Box 2052
Jersey City, NJ 07303-2052


First Clearing Corporation 		    -	    -	    -	34.78%
A/C 5039-4497 Fundsource
1100 Ridgemont Drive
Glen Allen, VA 23060







Conseco 20 Fund
===============
Name and Address			      Percentage Ownership
----------------------------------	-------------------------------

					Class A	Class B	Class C	Class Y
					-------	-------	-------	-------
Merrill Lynch Pierce Fenner & Smith	36.42%	61.93%	54.56%	28.28%
Attn: Fund Administrator
Attn: Lisa Stamper
4800 Deer Lake Drive E., FL2
Jacksonville, FL 32246-6484

Charles Schwab & Co. Inc.		 6.55%	    -	    -	    -
Attn: Mutual Funds
101 Montgomery Street
San Francisco, CA 94104-4122


Prudential Securities Inc.		    -	    -	    -	34.38%
P. O. Box 5310
Scranton, PA 18505-5320





Conseco Equity Fund
==================
Name and Address			      Percentage Ownership
----------------------------------	-------------------------------

					Class A	Class B	Class C	Class Y
					-------	-------	-------	-------
Merrill Lynch Pierce Fenner & Smith	39.11%	63.67%	77.84%	 7.25%
Attn: Fund Administrator
Attn: Lisa Stamper
4800 Deer Lake Drive E., FL2
Jacksonville, FL 32246-6484

Charles Schwab & Co. Inc.		13.59%	    -	    -	    -
Attn: Mutual Funds
101 Montgomery Street
San Francisco, CA 94104-4122

US Bank NA				 6.98%	    -	    -	    -
5085 E. State Road 334
Zionsville, IN 48077-8662


Prudential Securities Inc.		    -	    -	    -	89.46%
P. O. Box 5310
Scranton, PA 18505-5320








Conseco Large-Cap Fund
======================
Name and Address			      Percentage Ownership
----------------------------------	-------------------------------

					Class A	Class B	Class C	Class Y
					-------	-------	-------	-------
Merrill Lynch Pierce Fenner & Smith	77.77%	56.88%	73.15%	84.90%
Attn: Fund Administrator
Attn: Lisa Stamper
4800 Deer Lake Drive E., FL2
Jacksonville, FL 32246-6484

First Clearing Corporation 		 8.69%	    -	    -	    -
A/C 6748-6037
1155 Herring Road
Colorado Springs, CO
80906-4224


First Clearing Corporation 		    -	    -	 9.30%	    -
A/C 3071-3439
658 Harvard Terrace
Frankfurt, IN 46041-3149

First Clearing Corporation 		    -	    -	    -	12.19%
A/C 3087-1433
525 Edward Court
Carmel, IN 46033-7219

Pershing LLC
P.O. Box 2052
Jersey City, NJ 07303-2052		    -     5.17%	    -	   -








Conseco Balanced Fund
=====================
Name and Address			      Percentage Ownership
----------------------------------	-------------------------------

					Class A	Class B	Class C	Class Y
					-------	-------	-------	-------
Merrill Lynch Pierce Fenner & Smith	44.10%	75.67%	83.18%	10.57%
Attn: Fund Administrator
Attn: Lisa Stamper
4800 Deer Lake Drive E., FL2
Jacksonville, FL 32246-6484

Charles Schwab & Co. Inc.		23.54%	    -	    -	    -
Attn: Mutual Funds
101 Montgomery Street
San Francisco, CA 94104-4122

Prudential Securities Inc.		    -	    -	    -	86.85%
P. O. Box 5310
Scranton, PA
18505-5320







Conseco Convertible Securities Fund
===================================
Name and Address			      Percentage Ownership
----------------------------------	-------------------------------

					Class A	Class B	Class C	Class Y
					-------	-------	-------	-------
Merrill Lynch Pierce Fenner & Smith	44.48%	66.03%	69.98%	48.52%
Attn: Fund Administrator
Attn: Lisa Stamper
4800 Deer Lake Drive E., FL2
Jacksonville, FL 32246-6484

Mohinder Maan & Talinden Maan		23.80%	    -	    -	    -
1228 Kahului Street
Honolulu, HI 96825-3002

Pershing LLC				    -	 6.13%	    -	    -
P.O. Box 2052
Jersey City, NJ
07303-2052

Prudential Securities Inc.		    -	    -	    -	48.70%
P. O. Box 5310
Scranton, PA
18505-5320





Conseco High Yield Fund
=======================
Name and Address			      Percentage Ownership
----------------------------------	-------------------------------

					Class A	Class B	Class C	Class Y
					-------	-------	-------	-------
Merrill Lynch Pierce Fenner & Smith	36.17%	70.34%	74.27%	35.33%
Attn: Fund Administrator
Attn: Lisa Stamper
4800 Deer Lake Drive E., FL2
Jacksonville, FL 32246-6484

Charles Schwab & Co. Inc.		25.49%	    -	    -	 7.82%
Attn: Mutual Funds
101 Montgomery Street
San Francisco, CA 94104-4122

UBS Financial Services, Inc.		13.57%	    -	    -	    -
1233 Shelby Street
Indianapolis, IN 46203-1942


Prudential Securities Inc.		    -	    -	    -	12.49%
P. O. Box 5310
Scranton, PA
18505-5320

Richard Goldsmith
38 Long Neck Point Rd
Darien, CT 06820-5812			   -	    -	    -    9.11%










Conseco Fixed Income Fund
=========================
Name and Address			      Percentage Ownership
----------------------------------	-------------------------------

					Class A	Class B	Class C	Class Y
					-------	-------	-------	-------
Merrill Lynch Pierce Fenner & Smith	61.63%	71.22%	84.28%	19.67%
Attn: Fund Administrator
Attn: Lisa Stamper
4800 Deer Lake Drive E., FL2
Jacksonville, FL 32246-6484

Charles Schwab & Co. Inc.		 6.35%	    -	    -	    -
Attn: Mutual Funds
101 Montgomery Street
San Francisco, CA 94104-4122

Prudential Securities Inc.		    -	    -	    -	59.37%
P. O. Box 5310
Scranton, PA 18505-5320

NFSI FEBO #279-06725			    -	    -	    -	 5.31%
Associated Physicians & Surgeons LLC
401(k) PSP
221 S. 6th Street
Terre Haute, IN 47807-4214

First Clearing Corp.			 5.11%	    -	    -	    -
Lisa Burkhart Peterson, TTEE
1155 Herring Road
Colorado Springs, CO
80906-4224







As of November 26, 2003, the Trustees and Officers of the
Existing Funds as a group owned less than 1% of the outstanding
Class A, B, C and Y shares of each Existing Fund.

Successor Funds
---------------
No shares of the Successor Funds were outstanding as of November
26, 2003.

AVAILABLE INFORMATION
----------------------
The Existing Funds and the Successor Funds are each subject to the informational requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940 and in accordance therewith file reports, proxy material and other information with the SEC. Such reports, proxy material and other information can be inspected and copied at the Public Reference Facilities maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549. Copies of such material also can be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549.

			APPENDIX A
    	AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this 5th day of November, 2003, by and between CONSECO FUND GROUP, a Massachusetts business trust (the "Predecessor Trust"), on behalf of its series listed on Schedule A attached hereto under the column "Predecessor Fund" (collectively, the "Predecessor Funds" and each individually, a "Predecessor Fund"), and THE MANAGERS TRUST II, a Massachusetts business trust (the "Successor Trust"), on behalf of its series listed on Schedule A attached hereto under the column "Corresponding Successor Fund" (collectively, the "Successor Funds" and each individually, a "Successor Fund").

Except as otherwise specifically noted, all references in this Agreement to action taken by the Predecessor Funds or the Successor Funds shall be deemed to refer to action taken by the Predecessor Trust or the Successor Trust, respectively, on behalf of the respective portfolio series. Reference to a "corresponding" Fund shall mean, with respect to any Fund, the fund listed opposite of such Fund on Schedule A attached hereto under the column "Predecessor Fund" or "Corresponding Successor Fund," as applicable.

This Agreement is intended to be and is adopted as a plan of reorganization for each Predecessor Fund within the meaning of the Treasury Regulations under Section 368 (a) of the United States Internal Revenue Code of 1986, as amended (the "Code"). Each reorganization (a "Reorganization") will consist of the transfer by a Predecessor Fund of all of its assets to the corresponding Successor Fund identified in Schedule A, in exchange solely for shares of beneficial interest in such Successor Fund ("New Shares") having a net asset value equal to the net asset value of the corresponding Predecessor Fund, the assumption by each Successor Fund of the Stated Liabilities (as defined in Section 1.3) of the corresponding Predecessor Fund, and the distribution of the New Shares to the shareholders of each Predecessor Fund in complete liquidation of such Predecessor Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement. The terms and conditions contained in this Agreement shall apply separately to each Reorganization and to each Predecessor Fund and each Successor Fund participating therein.

WHEREAS, the Predecessor Trust and the Successor Trust are each open-end, registered investment companies of the management type;
and

WHEREAS, the Board of Trustees of the Predecessor Trust and the Board of Trustees of the Successor Trust have determined that it is in the best interest of the Predecessor Funds and the Successor Funds, respectively, that the assets of each Predecessor Fund be acquired by the corresponding Successor Fund pursuant to this Agreement and that the interests of shareholders of the Predecessor Funds will not be diluted as a result of the Reorganization;

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.PLAN OF REORGANIZATION
------------------------
1.1.Subject to the requisite approval of the Predecessor
Funds' shareholders and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Predecessor Trust agrees to transfer all of the assets of each Predecessor Fund, as set forth in Section 1.2, to the corresponding Successor Fund, and the Successor Trust,on behalf of each Successor Fund,agrees in exchange therefor:(i)to deliver to the Predecessor Trust a number of full and fractional (rounded to the third decimal place)New Shares of each class of each Successor Fund equal to the number of shares of the corresponding class of the corresponding Predecessor Fund and having a net asset value equal to the net asset value of the corresponding Predecessor Fund, as of the time and date set forth in Article 2 and (ii) to assume the Stated Liabilities of the corresponding Predecessor Fund as described in Section 1.3. Such transactions shall take place at the closing provided for in Section 2.1 (the "Closing").

1.2.The assets of each Predecessor Fund to be acquired by the corresponding Successor Fund shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests, and dividends or interest or other receivables that are owned by the Predecessor Fund, and any deferred or prepaid expenses shown as an asset on the books of the Predecessor Fund, on the closing date provided in Section 2.1 (the "Closing Date").

1.3.Each Predecessor Fund will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date. Each Successor Fund shall assume only those accrued and unpaid liabilities of its corresponding Predecessor Fund set forth in the Predecessor Fund's statement of assets and liabilities as of the Closing Date delivered by the Predecessor Trust on behalf of the corresponding Predecessor Fund to the Successor Trust on behalf of the Successor Fund pursuant to Section 4.6 hereof (the "Stated Liabilities"). Each Successor Fund shall assume only the Stated Liabilities and shall not assume any other debts, liabilities or obligations of its corresponding Predecessor Fund. Unless the Successor Trust otherwise directs, on or as soon as practicable prior to the Closing Date, each Predecessor Fund will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed all of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.


1.4.Immediately following delivery to the Predecessor Funds of the New Shares, each Predecessor Fund will distribute pro rata to its holders of record, determined as of immediately after the close of business on the Closing Date, of each class of shares (the "Current Shareholders"), the corresponding class of New Shares received pursuant to Section 1.1 and will completely liquidate. Such distribution and liquidation will be accomplished by the transfer of the New Shares then credited to the accounts of each class of each Predecessor Fund on the books of the corresponding class of the corresponding Successor Fund to open accounts on the share records of the corresponding class of such Successor Fund in the names of such Predecessor Fund's Current Shareholders and representing the respective pro rata number of the class of New Shares due such shareholders. All issued and outstanding shares of the Predecessor Funds will simultaneously be canceled on the books of the Predecessor Trust; any share certificates representing interests in the Predecessor Funds will represent a number of New Shares after the Closing Date as determined in accordance with this Section 1.4. The Successor Funds shall not issue certificates representing the New Shares in connection with such exchange. Ownership of New Shares will be shown on the books of the Successor Funds' transfer agent. As soon as reasonably practicable after the Closing, the Predecessor Trust shall take all steps necessary to effect a complete liquidation of the Predecessor Funds.

1.5.Any reporting responsibility of the Predecessor Funds including, but not limited to, the responsibility for filing of regulatory reports, tax returns, or other documents with the U.S. Securities and Exchange Commission (the "Commission"), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Predecessor Funds.

1.6.All books and records of each Predecessor Fund, including all books and records required to be maintained under the Investment Company Act of 1940, as amended (the "1940 Act") and the rules and regulations thereunder, shall be available to the corresponding Successor Fund from and after the Closing Date and shall be turned over to such Successor Fund as soon as practicable following the Closing Date.

1.7.The failure to consummate the transactions contemplated hereby with respect to any particular

Reorganization shall not affect the consummation or validity of any other Reorganization, and the provisions of this Agreement shall be construed to effect this intent, including, without limitation, as the context requires, construing the terms "Successor Fund" and "Predecessor Fund" as meaning only those series of the Successor Trust and the Predecessor Trust, respectively, which are involved in a Reorganization as of the Closing Date.


2.CLOSING AND CLOSING DATE
--------------------------
2.1.The Closing Date shall be the date that is a full business day following satisfaction (or waiver as provided herein) of all of the conditions set forth in Articles 5, 6 and 7 of this Agreement (other than those conditions which may by their terms be satisfied only at the Closing), or such later date as the parties may agree in writing. All acts taking place at the Closing shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date unless otherwise agreed to by the parties. The close of business on the Closing Date shall be as of 4:00 p. m. New York Time. The Closing shall be held at the offices of Goodwin Procter LLP, Boston, Massachusetts, or at such other time and/or place as the parties may agree.

2.2.The Predecessor Trust shall direct The Bank of New York
(the "Custodian"), as custodian for the Predecessor Funds, to deliver, at the Closing, a certificate of an authorized officer stating that (i) assets shall have been delivered in proper form to the Successor Funds prior to or on the Closing Date, and (ii) all necessary taxes in connection with the delivery of the assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. Each Predecessor Fund's portfolio securities represented by a certificate or other written instrument shall be presented for examination by the Custodian to the custodian for the Successor Funds no later than five business days preceding the Closing Date, and shall be transferred and delivered by each Predecessor Fund as of the Closing Date for the account of the corresponding Successor Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Custodian shall deliver, as of the Closing Date, by book entry, in accordance with the customary practices of the Custodian and the securities depositories (as defined in Rule 17f-4 under the 1940
Act) in which each Predecessor Fund's assets are deposited, each Predecessor Fund's assets deposited with such depositories. The cash to be transferred by the Predecessor Funds shall be delivered by wire transfer of federal funds on the Closing Date.

2.3. The Predecessor Trust shall cause U.S. Bancorp Mutual
Fund Services, LLC (the "Transfer Agent"), transfer agent of the Predecessor Funds, to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Current Shareholders and the number and percentage ownership of outstanding shares of each Predecessor Fund owned by each such shareholder immediately prior to the Closing. Each Successor Fund shall issue and deliver a confirmation evidencing the New Shares to be credited on the Closing Date to the Predecessor Trust or provide evidence satisfactory to the Predecessor Trust that such New Shares have been credited to the accounts of the corresponding Predecessor Fund on the books of the applicable Successor Fund. At the Closing, each party shall deliver to the other such bills of sales, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

2.4.Within thirty (30) days after the Closing Date, each Predecessor Fund shall deliver to the corresponding Successor Fund a statement of the Predecessor Fund's assets and Stated Liabilities, together with a list of such Predecessor Fund's portfolio securities and other assets showing the respective adjusted bases and holding periods thereof for income tax purposes, as of the Closing Date, certified by an appropriate officer of Predecessor Trust.

3.REPRESENTATIONS AND WARRANTIES
--------------------------------
3.1. The Predecessor Trust, on behalf of each Predecessor Fund, hereby represents and warrants to the Successor Trust, as follows:

(a) The Predecessor Trust is a voluntary association with transferable shares of the type commonly referred to as a Massachusetts business trust duly organized and validly existing under the laws of the Commonwealth of Massachusetts with power under its Declaration of Trust (the Agreement and Declaration of Trust of each of the Predecessor and Successor Trusts as amended and/or restated through the date in question being referred to herein as its "Declaration of Trust") to own all of its property and assets and to carry on its business as it is now being conducted.

(b) The Predecessor Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Securities and Exchange Commission (the "Commission") as an investment company under the 1940 Act, and the registration of its shares under the Securities Act of 1933, as amended (the "1933 Act"), are in full force and effect.

(c) The current prospectus and statement of additional information of each Predecessor Fund and each prospectus and statement of additional information of that Predecessor Fund used at all times prior to the date of this Agreement (i) conforms or conformed, as applicable, at the time of its use in all material respects to the applicable requirements of the 1933 Act, and the 1940 Act and the rules and regulations of the Commission thereunder and (ii) do or did not, as applicable, include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

(d) The Predecessor Trust is not, and the execution, delivery and performance of this Agreement by the Predecessor Trust for itself and on behalf of each Predecessor Fund will not result, in a material violation of the Predecessor Trust's Declaration of Trust or By-Laws or of any statute, regulation, order, judgment or decree or any agreement, indenture, instrument, contract, lease or other undertaking relating to the Predecessor Funds.

(e)On the Closing Date, each Predecessor Fund will have good and marketable title to its assets and full right, power, and authority to sell, assign, transfer and deliver such assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such assets, the corresponding Successor Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Successor Trust.

(f) The execution, delivery and performance of this Agreement will not result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Predecessor Trust, on behalf of the Predecessor Funds, is a party or by which it is bound.

(g) Except as otherwise disclosed in writing to the Successor Trust, the Predecessor Funds have no material contracts or other commitments (other than this Agreement) which will be terminated with liability to the Predecessor Funds prior to the Closing Date.

(h) Except as otherwise disclosed in writing to the Successor Trust, no material litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Predecessor Trust or any Predecessor Fund or any of the properties or assets of the Predecessor Funds. The Predecessor Trust knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated.

(i) The Statement of Assets and Liabilities, Statement of
Operations and Statement of Changes in Net Assets of each of the Predecessor Funds as of December 31, 2002 audited by

PricewaterhouseCoopers LLP (copies of which have been furnished to the Successor Trust) fairly and accurately reflect the financial condition of each Predecessor Fund as of such date in accordance with generally accepted accounting principles consistently applied, and there are no known liabilities of the Predecessor Funds (contingent or otherwise) as of such date not disclosed therein.

(j) Since December 31, 2002, there has not been any material adverse change in any Predecessor Fund 's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Predecessor Funds of indebtedness maturing more than six months from the date such indebtedness was incurred. For the purposes of this subparagraph (j), neither a decline in the net asset value per share of any of the Predecessor Funds, the discharge of any Predecessor Fund's liabilities, nor the redemption of shares of the Predecessor Funds by any shareholders of the Predecessor Funds shall, in and of itself, constitute a material adverse change.

(k) All federal and other tax returns and reports of the Predecessor Funds required by law to have been filed have been timely filed and are correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on said returns and reports have been timely paid, and, to the best of the Predecessor Trust's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns.

(l) For each taxable year of its operation, each Predecessor Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected (in the current or a prior taxable year) to be treated as such, has been eligible to and has computed (or will compute) its federal income tax under Section 852 of the Code, and, unless the Successor Trust otherwise directs, will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date.

(m) All issued and outstanding shares of the Predecessor
Funds are duly and validly issued and outstanding, fully paid and non-assessable by the Predecessor Trust (recognizing that, under Massachusetts law, each Predecessor Fund's shareholders could, under certain circumstances be held personally liable for obligations of the respective Predecessor Fund) and have been offered and sold in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. The Predecessor Funds do not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Predecessor Funds, nor is there outstanding any security convertible into any of the shares of the Predecessor Funds.

(n) The Predecessor Trust has full power and authority to execute, deliver and carry out the terms of this Agreement on behalf of the Predecessor Funds.

(o) The execution, delivery and performance of this Agreement has been duly authorized by all necessary action on the part of the Board of Trustees of the Predecessor Trust, and, subject to the approval of each Predecessor Fund's shareholders, this Agreement constitutes a valid and binding obligation of the Predecessor Trust enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights, and to general equity principles.

(p) No authorization, consent or approval of any governmental or other public body or authority or any other party is necessary for the execution and delivery of this Agreement by the Predecessor Trust for itself and on behalf of the Predecessor Funds or the consummation of any transactions contemplated hereby by the Predecessor Trust, other than as shall be obtained at or prior to the Closing.

(q) The information to be furnished by the Predecessor
Funds for use in registration
statements, proxy materials and other documents filed or to be filed with any federal, state or local regulatory authority (including the National Association of Securities Dealers, Inc.), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations thereunder applicable thereto.

3.2. The Successor Trust, on behalf of each Successor Fund, hereby represents and warrants to the Predecessor Trust, as follows:

(a) The Successor Trust is a voluntary association with transferable shares of the type commonly referred to as a Massachusetts business trust duly organized and validly existing under the laws of the Commonwealth of Massachusetts with power under its Declaration of Trust to own all of its property and assets. No Successor Fund has commenced operations, and none will do so until after the Closing, provided that, for purposes of this representation, the activities contemplated by Section 5.3 shall not constitute the commencement of operations.

(b) The Successor Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and the registration of its shares under the 1933 Act, are in full force and effect.

(c) The Successor Trust is not, and the execution, delivery and performance of this Agreement by the Successor Trust for itself and on behalf of each Successor Fund will not, result in a material violation of the Successor Trust's Declaration of Trust or By-laws or of any statute, regulation, order, judgment or decree or any agreement, indenture, instrument, contract, lease or other undertaking relating to the Successor Funds.

(d) The Successor Funds have no material contracts or other commitments (other than this Agreement) which will be terminated with liability to the Successor Funds prior to the Closing Date.

(e) No material litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Successor Trust or any Successor Fund or any of the properties or assets of the Successor Funds. The Successor Trust knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated.

(f) Before the Closing Date, there will be no (1) issued and outstanding New Shares, (2) options, warrants, or other rights to subscribe for or purchase any New Shares, (3) securities convertible into any New Shares, or (4) other securities issued by any Successor Fund, except as provided in
Section 5.3. The New Shares to be issued and delivered to the Predecessor Funds for the account of the shareholders of the Predecessor Funds, when so issued and delivered, will be duly and validly issued, and will be fully paid and non-assessable by the Successor Trust (recognizing that, under Massachusetts law, shareholders of the Successor Trust could under certain circumstances be held personally liable for its obligations).

(g) The New Shares to be issued and delivered to each Predecessor Fund at the Closing for the account of the Current
Shareholders pursuant to the terms of this Agreement, will be duly authorized.

(h) The Successor Trust has full power and authority to execute, deliver and carry out the terms of this Agreement on behalf of the Successor Funds.

(i) The execution, delivery and performance of this Agreement has been duly authorized by all necessary action on the part of the Board of Trustees of the Successor Trust and this Agreement constitutes a valid and binding obligation of the Successor Trust enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors rights, and to general equity principles.

(j) No authorization, consent or approval of any governmental or other public body or authority or any other party is necessary for the execution and delivery of this Agreement by the Successor Trust for itself and on behalf of the Successor Funds or the consummation of any transactions contemplated hereby by the Successor Trust, other than as shall be obtained at or prior to the Closing.

(k)The execution, delivery and performance of this Agreement will not result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Successor Trust, on behalf of the Successor Funds, is a party or by which it is bound.

(l) The information to be furnished by the Successor Funds for use in registration statements, proxy materials and other documents filed or to be filed with any federal, state or local regulatory authority (including the National Association of Securities Dealers, Inc.), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations thereunder applicable thereto.

4.COVENANTS OF THE SUCCESSOR TRUST AND THE PREDECESSOR TRUST

4.1.The Predecessor Trust will operate the business of the Predecessor Funds in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions.

4.2.The Predecessor Trust will call a meeting of each of the Predecessor Funds' shareholders to consider and act upon this Agreement and to take all other action necessary to obtain
Predecessor Fund shareholder approvals necessary to effect the transactions contemplated herein.

4.3.The Predecessor Trust covenants that the New Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

4.4.The Predecessor Trust will assist the Successor Trust in obtaining such information as the Successor Trust reasonably requests concerning the record and beneficial ownership of each class of the shares of each Predecessor Fund.

4.5.Subject to the provisions of this Agreement, the Successor Trust and the Predecessor Trust will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

4.6.The Predecessor Trust, on behalf of each Predecessor
Fund, shall furnish to its corresponding Successor Fund on the first business day following the Closing Date, a final statement of the total amount of each Predecessor Fund's assets and liabilities as of the Closing Date, which statement shall be certified by an appropriate officer of the Predecessor Trust as being determined in accordance with generally accepted accounting principles consistently applied. As promptly as practicable, but in any case within sixty (60) days after the Closing Date, the Predecessor Trust, on behalf of each Predecessor Fund, shall furnish its corresponding Successor Fund, in such form as reasonably satisfactory to the Successor Trust, on behalf of each Successor Fund, a statement certified by an officer of the Predecessor Trust of such Predecessor Fund's federal income tax attributes that will be carried over to the corresponding Successor Fund in the Reorganization.

4.7.The Successor Trust shall prepare on behalf of each Successor Fund a Registration Statement on Form N-14 under the
1933 Act relating to the New Shares to be issued in each Reorganization, which, without limitation, shall include a proxy statement of each corresponding Predecessor Fund and the prospectuses of the Successor Funds (the "Registration
Statement").

4.8.As soon as is reasonably practicable after the Closing,
(a) the Predecessor Trust, on behalf of each Predecessor Fund:(i) shall prepare and file all federal and other tax returns and reports of each Predecessor Fund required by law to be filed with respect to all periods ending on or before the Closing but not theretofore filed and (ii) shall pay all federal and other taxes shown as due thereon and/or all federal and other taxes that were unpaid as of the Closing; (b) the Predecessor Trust will file any final regulatory reports, including but not limited to any Form N-SAR, Form N-CSR and Rule 24f-2 filings with respect to the Predecessor Fund; and (c) the Predecessor Trust will take all other steps as are necessary and proper to effect the termination or declassification of the Predecessor Funds in accordance with the laws of the Commonwealth of Massachusetts and other applicable requirements.

4.9.The Successor Trust and the Predecessor Trust shall each use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

4.10.The Predecessor Trust, on behalf of Predecessor Funds, covenants that the Predecessor Trust will, from time to time, as and when reasonably requested by the Successor Trust, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as the Successor Trust, on behalf of the Successor Funds, may reasonably deem necessary or desirable in order to vest in and confirm (a) the Predecessor Trust's, on behalf of the Predecessor Funds, title to and possession of the New Shares to be delivered hereunder, and (b) the Successor Trust's, on behalf of the Successor Funds, title to and possession of all the assets of the Predecessor Funds, and otherwise to carry out the intent and purpose of this Agreement.

4.11.The Successor Trust agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and such of the state blue sky or securities laws as may be necessary in order to operate the Successor Funds after the Closing Date.

4.12.Effective as of the Closing Date, 40/86 Advisors, Inc. shall have obtained at its own expense a directors and officers liability insurance "tail" policy (the "D&O Tail Policy") in form and substance reasonably satisfactory to the Successor Trust and the Independent Trustees (as defined below), which policy shall provide insurance coverage to the Independent Trustees for a period of six (6) years following the Closing Date (the "Indemnification Period") for acts or omissions taken prior to and including the Closing Date in their capacity as trustees of the Predecessor Trust, with an aggregate limitation of liability of $15 million. The D&O Tail Policy shall name the Successor Trust as an additional insured.

The Indemnification Obligation under this Section 4.12 with respect to a matter shall be limited to (i) the indemnification and advancement of expenses to which the Independent Trustee would have been entitled with respect to such matter under
Section 5.3 of the Predecessor Trust's Declaration of Trust, less
(ii) the amounts paid to the Independent Trustee under the D&O Tail Policy with respect to such matter, if any.

The parties acknowledge and agree that the Independent
Trustees shall each be a third-party beneficiary of the Indemnification Obligation described in this Section 4.12. Notwithstanding anything in this Agreement to the contrary, the Indemnification Obligation pursuant to this Section 4.12 shall survive the Closing and shall remain and continue in full force and effect for and throughout the Indemnification Period. The Indemnification Obligation of the Indemnifying Series under this
Section 4.12 shall be binding upon the entity surviving any merger, consolidation, or sale or disposition of all or substantially all the assets of any Indemnifying Series.

5.CONDITIONS PRECEDENT TO OBLIGATIONS OF THE PREDECESSOR TRUST

The obligations of the Predecessor Trust to consummate the transactions provided for herein with respect to each Predecessor Fund shall be subject, at its election, to the performance by the Successor Trust on behalf of each corresponding Successor Fund of all the obligations to be performed by them hereunder on or before the Closing Date, and, in addition thereto, to the following further conditions:

5.1.All representations and warranties of the Successor
Trust with respect to each Successor Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date.

5.2.The Successor Trust, on behalf of the Successor Funds, shall have delivered to the Predecessor Trust on the Closing Date a certificate executed in its name by its President or Vice President and its Secretary or Assistant Secretary, in a form reasonably satisfactory to the Predecessor Trust, and dated as of the Closing Date, certifying the satisfaction of the condition described in Section 5.1 and as to such other matters as the Predecessor Trust shall reasonably request.

5.3.Prior to the Closing, the trustees of each Successor
Trust shall have authorized the issuance of, and each Successor Fund shall have issued, one or more New Shares to the adviser of the Successor Trust or an affiliate thereof to vote on an investment advisory agreement and other matters necessary for the operation of each Successor Fund in accordance with the Registration Statement, its Declaration of Trust and By-Laws and applicable law (collectively, "Organizational Matters"), provided that such New Shares shall have been redeemed prior to the Closing Date. The Organizational Matters shall have been approved, to the extent required by law, by the adviser of the Successor Trust or an affiliate thereof as the sole initial shareholder of each Successor Fund.

5.4.The Predecessor Trust shall have received an opinion of Goodwin Procter LLP, counsel to each Successor Fund, in the form previously agreed upon by the parties.

6.CONDITIONS PRECEDENT TO OBLIGATIONS OF THE SUCCESSOR TRUST

The obligations of the Successor Trust to complete the transactions provided for herein with respect to each Successor Fund shall be subject, at its election, to the performance by the Predecessor Trust on behalf of each corresponding Predecessor Fund of all of the obligations to be performed by them hereunder on or before the Closing Date and, in addition thereto, to the following conditions:

6.1.All representations and warranties of the Predecessor
Trust with respect to each Predecessor Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date.

6.2.The Predecessor Trust, on behalf of the Predecessor
Funds, shall have delivered to the Successor Trust on the Closing Date a certificate executed in its name by its President or Vice President and its Secretary or Assistant Secretary, in a form reasonably satisfactory to the Successor Trust, and dated as of the Closing Date, certifying the satisfaction of the condition described in Section 6.1 and as to such other matters as the Successor Trust shall reasonably request.

6.3.The Successor Trust shall have received an opinion of Kirkpatrick & Lockhart LLP, counsel to each Predecessor Fund, in the form previously agreed upon by the parties.

7.FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE SUCCESSOR TRUST AND THE PREDECESSOR TRUST
--------------------------------------------------------------
The obligations of the Predecessor Trust, on behalf of each Predecessor Fund, and the Successor Trust, on behalf of the corresponding Successor Fund, to consummate the transactions contemplated by this Agreement shall be subject, at their election, to the following conditions:

7.1.The Agreement and the transactions contemplated herein shall have been approved by the trustees and the holders of the outstanding shares of beneficial interest in each Predecessor Fund as required under the Declaration of Trust and By-Laws of the Predecessor Trust and certified copies of the resolutions evidencing such approval shall have been delivered to the Successor Trust.

7.2.On the Closing Date, no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or to obtain damages or other relief in connection with this Agreement or the transactions contemplated herein.

7.3.All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities deemed necessary by the Successor Trust or the Predecessor Trust to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Successor Trust or the Predecessor Trust.

7.4.The Registration Statement under the 1933 Act registering the New Shares with respect to each Successor Fund under the 1933 Act, as amended by such amendment or amendments thereto as are determined by the Board of Trustees of the Successor Trust to be necessary and appropriate to effect the registration of the New Shares, shall have been filed with the Commission and the Registration Statement, as so amended, shall have become effective, and no stop-order suspending the effectiveness of the Registration Statement, as so amended, shall have been issued, and no proceeding for that purpose shall have been initiated or threatened by the Commission (and not withdrawn or terminated).

7.5.The New Shares with respect to each Successor Fund shall have been duly qualified for offering to the public in all states in which such qualification is required for consummation of the transactions contemplated hereunder.

7.6.The parties shall have received an opinion from the law firm of Goodwin Procter LLP addressed to the Successor Trust, on behalf of each Successor Fund, and the Predecessor Trust, on behalf of each Predecessor Fund, substantially to the effect that the transactions contemplated by this Agreement shall constitute a tax-free reorganization for federal income tax purposes under
Section 368(a) of the Code.

With respect to a particular Reorganization, the tax opinion addressed to the Successor Trust and the Predecessor
Trust shall contain, at a minimum, the following conclusions:

(a) The transfer by a Predecessor Fund of all of its assets to the corresponding Successor Fund, in exchange solely for New Shares, the assumption by each Successor Fund of the Stated Liabilities of the corresponding Predecessor Fund, and the distribution of the New Shares to the shareholders of each Predecessor Fund in complete liquidation of such Predecessor Fund will constitute a reorganization within the meaning of Section 368(a) of the Code;

(b) The Predecessor Fund and the Successor Fund each will be "a party to a reorganization" within the meaning of Section
368(b) of the Code;

(c) The Predecessor Fund will recognize no gain or loss on
(i) the transfer of its assets to
the corresponding Successor Fund in exchange solely for New Shares and the Successor Fund's assumption of the Predecessor Fund's Stated Liabilities or (ii) the subsequent distribution of those shares to the Predecessor Fund's Current Shareholders in exchange for their Predecessor Fund shares;

(d) The Successor Fund will recognize no gain or loss on its receipt of the corresponding Predecessor Fund's assets in exchange solely for New Shares and the Successor Fund 's assumption of the Predecessor Fund's Stated Liabilities;

(e) The Successor Fund's basis in the corresponding
Predecessor Fund's assets will, in each instance, be the same as the corresponding Predecessor Fund's basis therein immediately before the Reorganization, and the Successor Fund's holding period for the corresponding Predecessor Fund's assets will, in each instance, include the Predecessor Fund's holding period therefore;

(f) A Current Shareholder of the Predecessor Fund will recognize no gain or loss on the exchange of all its Predecessor
Fund shares solely for New Shares pursuant to the Reorganization;

(g) A Current Shareholder's aggregate basis in the New
Shares it receives in the Reorganization will be the same as its aggregate basis in the Predecessor Fund shares it surrenders in exchange for those New Shares, and its holding period for those New Shares will include, in each instance, its holding period for those Predecessor Fund shares, provided the Current Shareholder holds them as capital assets on the Closing Date.

The delivery of such opinion is conditioned upon receipt by the law firm of Goodwin Procter LLP of representations it shall request of the Successor Trust, on behalf of itself and each Successor Fund, and the Predecessor Trust, on behalf of itself and the corresponding Predecessor Fund. Notwithstanding anything herein to the contrary, neither the Successor Trust nor the Predecessor Trust may waive the condition set forth in this
Section 7.6.

7.7.Unless the Successor Trust otherwise directs, at or immediately prior to the Closing, each Predecessor Fund shall have declared and paid a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to each Predecessor Fund's shareholders all of such Predecessor Fund's investment company taxable income for taxable years ending at or prior to the Closing and all of its net capital gain, if any, realized in taxable years ending at or prior to the Closing (after reduction for any capital loss carry-forward).

8.BROKERAGE FEES AND EXPENSES
-----------------------------
8.1.The Successor Trust and the Predecessor Trust each represents and warrants to the other that there are no brokers or finders entitled to receive any payments from them in connection with the transactions provided for herein.

8.2.All of the expenses and costs of the Reorganizations and the transactions contemplated thereby shall be borne by 40/86 Advisors, Inc. and The Managers Funds LLC as agreed between them, provided that neither the Predecessor Fund nor the Successor Fund will be reimbursed for any expenses incurred by it or on its behalf in connection with the Reorganization unless those expenses are solely and directly related to the Reorganization (determined in accordance with the guidelines set forth in Rev.Rul.73-54, 1973-1 C.B. 187).

9.ENTIRE AGREEMENT
------------------
The Successor Trust and the Predecessor Trust agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

10.TERMINATION; NO SURVIVAL
---------------------------
This Agreement and the transactions contemplated hereby may be terminated and abandoned: (i) by mutual agreement of the parties,
(ii) by either party if the Closing shall not have occurred on or before January 31, 2004, unless such date is extended by mutual agreement of the parties, or (iii) by either party if the other party shall have materially breached its obligations under this Agreement or made a material and intentional misrepresentation herein or in connection herewith. In the event of any such termination, there shall be no liability for damages on the part of either the Successor Trust or the Predecessor Trust, or their respective trustees or officers, to the other party. The representations and warranties contained herein or in any document delivered pursuant hereto or in connection herewith shall not survive the Closing.

11.AMENDMENTS
-------------
This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Predecessor Trust and the Successor Trust; provided that, after a Predecessor Fund's shareholders approve this Agreement, no such amendment, modification or supplement shall have a material adverse effect on their interests.

12.NOTICES
----------
Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy or certified mail addressed to the parties hereto at their principal place of business.

13.HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION
OF LIABILITY; DISCLOSURE
-----------------------------------------------------------------
13.1.The Article and Section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

13.2.This Agreement may be executed in any number of counterparts each of which shall be deemed an original.

13.3.This Agreement shall be governed by and construed in accordance with the laws of the Commonwealth of Massachusetts;
provided that, in the case of any conflict between those laws and the federal securities laws, the latter shall govern.

13.4.This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Except as provided in Section 4.12, nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

13.5.It is expressly agreed that the obligations of the Predecessor Trust hereunder shall not be binding upon any of the trustees, shareholders, nominees, officers, agents, or employees of the Predecessor Trust personally, but shall bind only the trust property of the Predecessor Trust, as provided in the Declaration of Trust of the Predecessor Trust. The execution and delivery of this Agreement by such officers of the Predecessor Trust shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of the Predecessor Trust as provided in the Declaration of Trust of the Predecessor Trust. The Predecessor Trust is a series company with multiple series and has entered into this Agreement on behalf of the Predecessor Funds. With respect to any obligation of the Predecessor Trust arising hereunder with respect to a Predecessor Fund, the Successor Trust and the corresponding Successor Fund shall look for payment or satisfaction of such obligations solely to the assets and property of such Predecessor Fund and not to its shareholders or any other series of the Predecessor Trust.

13.6.It is expressly agreed that the obligations of the Successor Trust hereunder shall not be binding upon any of the trustees, shareholders, nominees, officers, agents or employees of the Successor Trust personally, but shall bind only the trust property of the Successor Trust, as provided in the Successor Trust's Declaration of Trust. The execution and delivery of this Agreement by such officers of the Successor Trust shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of the Successor Trust as provided in the Successor Trust's Declaration of Trust. The Successor Trust is a series company with multiple series and has entered into this Agreement on behalf of the Successor Funds. With respect to any obligation of the Successor Trust arising hereunder with respect to a Successor Fund, the Predecessor Trust and the corresponding Predecessor Fund shall look for payment or satisfaction of such obligations solely to the assets and property of such Successor Fund and not to its shareholders or any other series of the Successor Trust.

13.7.The sole remedy of a party hereto for a breach of any representation or warranty made in this Agreement by the other party shall be an election by the non-breaching party not to complete the transactions contemplated herein.



[SIGNATURE PAGE FOLLOWS ]

IN WITNESS WHEREOF, each of Conseco Fund Group, on behalf of the Predecessor Funds, and The Managers Trust II, on behalf of the
Successor Funds, has caused this Agreement to be executed by its President or Vice President:





ATTEST:			CONSECO FUND GROUP, on behalf of the
Predecessor Funds

/s/Sarah L. Todd 		By: /s/Gregory J. Hahn
Name: Gregory J. Hahn
Title: President


ATTEST:	THE MANAGERS TRUST II, on behalf of the
Successor Funds

/s/Galan G. Daukas 	By:/s/Peter M. Lebovitz
Name: Peter M. Lebovitz
Title: President



For purposes of Sections 4.12 and 8.2 only, the undersigned executes this Agreement:

40|86 ADVISORS, INC.

By:/s/Eric R. Johnson
Name: Eric R. Johnson
Title: President

For purposes of Section 8.2 only, the undersigned executes this
Agreement:

THE MANAGERS FUNDS LLC
By:/s/Peter M. Lebovitz
Name: Peter M. Lebovitz
Title: President

APPENDIX B

COMPARISON OF INVESTMENT RESTRICTIONS

Comparative Information on Fundamental Investment Restrictions

1.Comparison of fundamental investment restrictions of Conseco
Science & Technology Fund, Conseco 20 Fund, Conseco Large-Cap
Fund, Conseco Convertible Securities Fund and Conseco High Yield
Fund against corresponding Successor Funds




Subject Matter	Existing Fund				Successor Fund
of Restriction
--------------	--------------------------------------	-------------------------------------------
Borrowing 	The Fund may not borrow money, except	The Fund may not borrow money, except:
		that it may: (i) borrow from banks;and 	(i) in amounts not to exceed 33 1/3% of the
		(ii) enter into reverse repurchase 	value of the Fund's total assets (including
		agreements, provided that (i) and (ii) 	the amount borrowed) taken at market
		in combination do not exceed 33 1/3% 	value from banks or through reverse
		of the value of its total assets 	repurchase agreements or forward roll
		(including the amount borrowed) less	transactions; (ii) up to an additional 5%
		liabilities (other than borrowings); 	of its total assets for temporary purposes;
		and except that the Fund may borrow 	(iii) in connection with short-term credits
		from any person up to 5% of its total 	as may be necessary for the clearance of
		assets (not including the amount 	purchases and sales of portfolio securities;
		borrowed) for temporary purposes (but 	and (iv) the Fund may purchase securities
		not for leverage or the purchase of	on margin to the extent permitted by
		investments).				applicable law. For purposes of this
							investment restriction, investments in short
							sales, roll transactions, futures contracts,
							options on futures contracts, securities
							or indices and forward commitments,
							entered into in accordance with the Fund's
--------------	--------------------------------------	-------------------------------------------




Subject Matter	Existing Fund				Successor Fund
of Restriction
--------------	--------------------------------------	-------------------------------------------
Lending 	The Fund may not make loans of its 	The Fund may not make loans, except
		assets if, as a result, more than 	that it may: (i) lend portfolio securities in
		33 1/3% of the Fund's total assets 	accordance with the Fund's investment
		would be lent to other parties, except 	policies up to 33 1/3% of the Fund's total
		through (i) entering into repurchase	assets taken at market value; (ii) enter
		agreements and (ii) purchasing debt	into repurchase agreements; (iii) purchase
		instruments.				all or a portion of an issue of debt
							securities, bank loan participation interests,
							bank certificates of deposit, bankers '
							acceptances, debentures or other securities,
							whether or not the purchase is made upon
							the original issuance of the securities; and
							(iv) lend portfolio securities and participate
							in an interfund lending program with
							other series of the Trust provided that no
							such loan may be made if, as a result, the
							aggregate of such loans would exceed 33 1/3%
							of the value of the Fund's total assets.
--------------	--------------------------------------	-------------------------------------------
Purchases of	No fundamental restriction.		The Fund may purchase securities
Securities on						on margin to the extent permitted by
Margin							applicable law.
--------------	--------------------------------------	-------------------------------------------
Diversification With respect to 75% of a Fund's total 	With respect to 75% of its total assets, the
		assets, the Fund may not purchase the 	Fund may not purchase securities of an
		securities of any issuer if: (i) more 	issuer (other than the U.S. government, its
		than 5% of the Fund's total assets 	agencies, instrumentalities or authorities
		would be invested in the securities	or repurchase agreements collateralized
		of that issuer; or (ii) the Fund would 	by U.S. government securities, and
		own more than 10% of the outstanding 	other investment companies)if: (a) such
		voting securities of that issuer; this	purchase would, at the time, cause more
		restriction doesnot apply to U.S. 	than 5% of the Fund's total assets taken at
		Government securities (as defined in 	market value to be invested in the securities
		the Prospectus).			of such issuer; or (b) such purchase would,
							at the time, result in more than 10% of the
							outstanding voting securities of such issuer
							being held by the Fund.
--------------	--------------------------------------	-------------------------------------------




Subject Matter	Existing Fund				Successor Fund
of Restriction
--------------	--------------------------------------	-------------------------------------------
Industry	The Fund may not invest in the 		The Fund may not invest more than 25%
Concentration	securities of issuers in any one 	of its total assets in the securities of one
		industry if thereafter more than 25% 	or more issuers conducting their principal
		of the assets of the Fund would be 	business activities in the same industry
		invested in securities of issuers in	(other than U.S. Government securities).
		that industry; investing in cash items,
		U.S. Government securities (as defined
		in the Prospectus), or repurchase
		agreements as to these securities, will
		not be considered investments in an
		industry.
--------------	--------------------------------------	-------------------------------------------
Commodities	The Fund may not purchase or sell	The Fund may not purchase or sell
& Commodity	commodities or commodity contracts, 	commodities, except it may purchase and
Contracts	except that it may purchase or sell 	sell futures contracts (including futures
		options, futures contracts, and options contracts on commodities) and options
		on futures contracts and may engage in 	thereon.
		interest rate and foreign currency
		transactions.
--------------	--------------------------------------	-------------------------------------------
Senior 		The Fund may not issue any "senior 	The Fund may not issue "senior securities."
Securities 	security" (as such term is defined in 	For purposes of this restriction, borrowing
		Section 18(f) of the 1940 Act), except 	money, making loans, the issuance of
		as permitted under the 1940 Act.	shares of beneficial interest in multiple
							classes or series, the deferral of Trustees'
							fees, the purchase or sale of options,
							futures contracts, forward commitments
							and repurchase agreements entered into
							in accordance with the Fund's investment
							policies, are not deemed to be senior
							securities.
--------------	--------------------------------------	-------------------------------------------
Real Estate 	The Fund may not purchase or sell real 	The Fund may not purchase or sell real
		estate, except that it may purchase 	estate, except that it may: (i) acquire or
		securities which are issued by 		lease office space for its own use; (ii)
		companies which invest in real estate 	invest in securities of issuers that invest
		or which are secured by real estate or	in real estate or interests therein; (iii)
		interests therein.			invest in securities that are secured by
							real estate or interests therein; (iv)
							purchase and sell mortgage-related
							securities; and (v) hold and sell real
							estate acquired by the Fund as a result of
							the ownership of securities.
--------------	--------------------------------------	-------------------------------------------
Underwriting 	The Fund may not underwrite securities 	The Fund may not underwrite the securities
		of other issuers except to the extent 	of other issuers, except to the extent that
		that the Fund may be deemed to be an 	the Fund may be considered to be an
		underwriter under the Securities Act of underwriter under the 1933 Act.
		1933, as amended (the "1933 Act") in
		connection with the purchase or sale of
		portfolio securities.
--------------	--------------------------------------	-------------------------------------------
Joint Accounts 	The Fund may not participate on a joint No fundamental restriction.
		or a joint and several basis in any
		securities trading account.
--------------	--------------------------------------	-------------------------------------------


2. Comparison of fundamental investment restrictions of Conseco
Equity Fund, Conseco Balanced Fund and Conseco Fixed Income Fund against corresponding Successor Funds



Subject Matter	Existing Fund				Successor Fund
of Restriction
--------------	--------------------------------------	-------------------------------------------
Borrowing 	The Fund may not borrow money or 	The Fund may not borrow money, except:
		pledge, mortgage, or assign assets, 	(i) in amounts not to exceed 33 1/3% of
		except that it may: (i) borrow from 	the value of the Fund's total assets
		banks, but only if immediately after 	(including the amount borrowed) taken at
		each borrowing and continuing 		market value from banks or through reverse
		thereafter it will have an asset	repurchase agreements or forward roll
		coverage of at least 300 percent; (ii)  transactions; (ii) up to an additional 5%
		enter into reverse repurchase 		of its total assets for temporary purposes;
		agreements, options, futures, options 	(iii) in connection with short-term credits
		on futures contracts, foreign currency  as may be necessary for the clearance of
		futures contracts and forward currency  purchases and sales of portfolio securities;
		contracts as described in the 		and (iv) the Fund may purchase securities
		Prospectus and in this SAI. (The 	on margin to the extent permitted by
		deposit of assets in escrow in 		applicable law. For purposes of this
		connection with the writing of covered 	investment restriction, investments in
		put and call options and the purchase 	short sales, roll transactions, futures
		of securities on a when-issued or 	contracts, options on futures contracts,
		delayed delivery basis and collateral	securities or indices and forward
		arrangements with respect to initial or commitments, entered into in accordance with
		variation margin deposits for future 	the Fund's investment policies, shall
		contracts, and options on futures 	not constitute borrowing.
		contracts and foreign currency futures
		and forward currency contracts will not
		be deemed to be pledges of the Fund's
		assets).
--------------	--------------------------------------	-------------------------------------------
Lending 	The Fund may not make loans of its	The Fund may not make loans, except
		assets, except that the Fund may enter 	that it may: (i) lend portfolio securities
		into repurchase agreements and lend 	in accordance with the Fund's investment
		portfolio securities in an amount not 	policies up to 33 1/3% of the Fund's total
		to exceed 15% of the value of total 	assets taken at market value; (ii) enter
		assets. Any loans of portfolio 		into repurchase agreements; (iii) purchase
		securities will be made according	all or a portion of an issue of debt
		to guidelines established by the SEC 	securities, bank loan participation
		and the Board of Trustees.		interests, bank certificates of deposit,
							bankers' acceptances, debentures or other
							securities, whether or not the purchase is
							made upon the original issuance of the
							securities; and (iv) lend portfolio
							securities and participate in an interfund
							lending program with other series of the
							Trust provided that no such loan may be
							made if, as a result, the aggregate of
							such loans would exceed 33 1/3% of the
							value of the Fund's total assets.
--------------	--------------------------------------	-------------------------------------------
Purchases of	The Fund may not purchase securities 	The Fund may purchase securities
Securities on	on margin, except that: (i) each Fund 	on margin to the extent permitted by
Margin		engaged in transactions in options, 	applicable law.
		futures, and options on futures may
		make margin deposits in connection
		with those transactions; and (ii)
		except that effecting short sales
		against the box will not be deemed to
		constitute a purchase of securities on
		margin.
--------------	--------------------------------------	-------------------------------------------




Subject Matter	Existing Fund				Successor Fund
of Restriction
---------------	--------------------------------------	-------------------------------------------
Diversification With respect to 75% of its total 	With respect to 75% of its total assets,
		assets, the Fund may not purchase the 	the Fund may not purchase securities of an
		securities of any issuer if: (i) more 	issuer (other than the U.S. government, its
		than 5% of the Fund's total assets 	agencies, instrumentalities or authorities
		would be invested in the securities of	or repurchase agreements collateralized
		that issuer; or (ii) the Fund would 	by U.S. government securities, and
		own more than 10% of the outstanding 	other investment companies)if: (a) such
		voting securities of that issuer; this 	purchase would, at the time, cause more
		restriction does not apply to U.S. 	than 5% of the Fund's total assets taken at
		Government securities (as defined in 	market value to be invested in the
		the Prospectus).			securities of such issuer; or (b) such
							purchase would, at the time, result in
							more than 10% of the outstanding voting
							securities of such issuer being held by
							the Fund.
--------------	--------------------------------------	-------------------------------------------
Industry	The Fund may not invest in the 		The Fund may not invest more than 25%
Concentration	securities of issuers in any one 	of its total assets in the securities of
		industry if thereafter more than 25% 	one or more issuers conducting their
		of the assets of the Fund would be 	principal business activities in the same
		invested in securities of issuers in	industry (other than U.S. Government
		that industry; investing in cash items, securities).
		U.S. Government securities (as defined
		in the Prospectus), or repurchase
		agreements as to these securities,
		will not be considered investments in
		an industry.
--------------	--------------------------------------	-------------------------------------------
Commodities	The Fund may not purchase or sell	The Fund may not purchase or sell
& Commodity	commodities or commodity contracts 	commodities or commodity contracts,
Contracts	(which, for the purpose of this 	except it may purchase and sell futures
		restriction, shall not include foreign 	contracts (including futures contracts on
		currency futures or forward currency 	commodities) and options thereon.
		contracts), except that: (i) the Fund
		may engage in interest rate futures
		contracts, stock index futures, futures
		contracts based	on other financial
		instruments, and options on such
		futures contracts; and (ii) solely
		with respect to Conseco Balanced Fund,
		the Fund may engage in futures
		contracts on gold.
--------------	--------------------------------------	-------------------------------------------
Senior 		The Fund may not issue any "senior 	The Fund may not issue "senior securities."
Securities 	security," except that: (i) obligations For purposes of this restriction, borrowing
		under interest rate swaps will not be 	money, making loans, the issuance of
		treated as senior securities for 	shares of beneficial interest in multiple
		purposes of this restriction so long as classes or series, the deferral of Trustees'
		they are covered in accordance with	fees, the purchase or sale of options,
		applicable regulatory requirements; 	futures contracts, forward commitments
		and (ii) other good faith hedging 	and repurchase agreements entered into
		transactions and similar investment 	in accordance with the Fund's investment
		strategies will also not be treated as 	policies, are not deemed to be senior
		senior securities for purposes of this 	securities.
		restriction so long as they are
		covered	in accordance with applicable
		regulatory requirements and are
		structured consistent with current SEC
		interpretations.
--------------	--------------------------------------	-------------------------------------------




Subject Matter	Existing Fund				Successor Fund
of Restriction
---------------	--------------------------------------	-------------------------------------------
Real Estate 	The Fund may not purchase or sell real	The Fund may not purchase or sell real
		estate, except that it may purchase 	estate, except that it may: (i) acquire or
		marketable securities which are issued 	lease office space for its own use;
		by companies which invest in real 	(ii) invest in securities of issuers
		estate or interests thereon. 		that invest in real estate or interests
							therein; (iii) invest in securities
							that are secured by real estate or
							interests therein; (iv) purchase and
							sell mortgage-related securities; and
							(v) hold and sell real estate acquired
							by the Fund as a result of the
							ownership of securities.
---------------	--------------------------------------	-------------------------------------------
Underwriting 	The Fund may not underwrite securities 	The Fund may not underwrite the securities
		of other issuers except to the extent 	of other issuers,except to the extent that
		that the Fund may be deemed to be an 	the Fund may be considered to be an
		underwriter under the Securities Act 	underwriter under the 1933 Act.
		of 1933, as amended (the "1933 Act")
		in connection with the purchase or
		sale of portfolio securities.
---------------	--------------------------------------	-------------------------------------------
Exercising	The Fund may not invest in securities 	No fundamental restriction.
Control		for the purpose of exercising control
		or management.
---------------	--------------------------------------	-------------------------------------------
Joint Accounts 	The Fund may not participate on a 	No fundamental restriction.
		joint or a joint and several basis in
		any securities trading account.
---------------	--------------------------------------	-------------------------------------------
Put and Call	The Fund may not write, purchase or 	No fundamental restriction.
Options		sell puts, calls or any combination
		thereof, except that: (i) it may write
		listed covered or secured calls and
		puts and enter into closing purchase
		transactions with respect to such
		calls and puts if, after writing any
		such call or put, not more than 25% of
		the assets of the Fund are subject to
		covered or secured calls and puts; and
		(ii) it may purchase calls and puts
		with a value of up to 5% of each such
		Fund's net assets.
---------------	--------------------------------------	-------------------------------------------



		APPENDIX C

Certain Provisions of the Existing Trust Instrument and the
		Successor Trust Instrument
		--------------------------



		Existing Trust 			Successor Trust
--------------	------------------------------	---------------------------------------
Shareholder 	Shareholders have the right to	Shareholders have the power to vote
Voting Rights  	vote with respect to: (1) the 	with respect to: (1) the election or
		election and removal of 	removal of Trustees; (2) amendments
		Trustees; (2) amendments to 	to the Successor Trust Instrument; (3)
		the Existing Trust Instrument; 	termination of the Successor Trust or a
		(3) termination of the Existing series or class thereof; (3) reorganization
		Trust; (4) reorganization or 	or sale of assets; (5) the approval of
		sale of assets; (5) any change 	investment advisory contracts; (6)
		to the investment objectives 	derivative actions; (7) any plan adopted
		and policies and the investment pursuant to Rule 12b-1 (or any successor
		limitations of a Fund; and (6)	rule) under the 1940 Act, and related
		all matters for which the 	matters; (8) certain changes to Fund
		approval of the shareholders 	investment restrictions; and (9) with
		is required by the 1940 Act.	respect to such additional matters relating
						to the Successor Trust as may be required
						by the Successor Trust Instrument, the
						Bylaws or any registration of the Trust as
						an investment company under the 1940
						Act with the SEC or as the Trustees may
						consider necessary or desirable.
--------------	------------------------------	---------------------------------------
Mergers and	The Trustees may merge any 	Generally, the Successor Trust or any
Reorganizations	Existing Fund or class thereof 	series thereof may merge or consolidate
		with any other Existing Fund 	with any other corporation, association,
		or class thereof without	trust or other organization or may sell,
		shareholder approval, unless 	lease or exchange all or substantially
		such approval is otherwise 	all its assets when authorized by the
		required by law. Any other 	affirmative vote or written consent of
		merger of the Existing Trust	the holders of two-thirds of the shares
		or an Existing Fund would 	of the Successor Trust or such series
		require the affirmative vote 	outstanding and entitled to vote; provided,
		of not less than a majority of 	however, that, if the merger or
		the outstanding shares.		consolidation is recommended by the
						Trustees, the vote or written consent of
						the holders of a majority of the
						outstanding voting securities of the Trust
						or such series (within the meaning of the
						1940 Act) shall be sufficient
						authorization.
--------------	------------------------------	---------------------------------------




		Existing Trust 			Successor Trust
--------------	------------------------------	---------------------------------------
Amendment 	With very limited exceptions,	With very limited exceptions, all
of Trust	all amendments to the Existing	amendments to the Successor Trust
Instrument	Trust Instrument must be 	Instrument must be approved by a
		approved by a majority of the 	majority of the shares of the affected
		shares of the affected Existing Successor Fund or class then outstanding
		Fund or class then outstanding	and entitled to vote, provided that any
		and entitled to vote, provided 	amendment diminishing or eliminating
		that any amendment diminishing 	voting rights or reducing payment rights
		or eliminating voting rights 	on liquidation must be approved by
		or reducing payment rights on 	two-thirds of the shares outstanding
		liquidation must be approved 	and entitled to vote of the relevant
		by two-thirds of the shares 	affected Successor Fund or class. The
		outstanding and entitled to 	Trustees of the Successor Trust may
		vote of the relevant affected	amend the Successor Trust Instrument
		Existing Fund or class.		without shareholder approval in order
						to: (1) change the name of the Successor
						Trust; (2) bring the Successor Trust
						into conformity with applicable law or
						regulation; or (3) make any other changes
						which do not adversely affect the rights
						of shareholders.
--------------	------------------------------	---------------------------------------
Termination 	Termination of the Existing 	Termination of the Successor Trust or any
of Trust,	Trust or any Existing Fund or 	Successor Fund or class thereof can be
Series or 	class thereof can be effected 	effected by (1) the vote or written consent
Class		by the affirmative vote of 	of the holders of two-thirds of the shares
		the holders of a majority of 	then outstanding and entitled to vote with
		the shares then outstanding 	respect to such termination by a written
		and entitled to vote with	consent of such shareholders, (2) by the
		respect to such termination, 	written consent of a majority of Trustees
		or by written consent of a 	and the holders of a majority of the shares
		majority of such shareholders	entitled to vote, or (3) by a notice to
		and a majority of the 		shareholders that a majority of Trustees
		Trustees.			have determined that the Successor Trust
						or a Successor Fund or class thereof is no
						longer economically viable.
--------------	------------------------------	---------------------------------------



The foregoing is only a summary of certain characteristics of the Existing Trust Instrument and the Successor Trust Instrument and does not constitute a comprehensive description of all provisions thereof.





			PART B

	STATEMENT OF ADDITIONAL INFORMATION

	Managers Science & Technology Fund
		Managers 20 Fund
	     Managers Mid-Cap Fund
	    Managers Large-Cap Fund
	    Managers Balanced Fund
       Managers Convertible Securities Fund
	   Managers High Yield Fund
	  Managers Fixed Income Fund

Each a series of
Managers Trust II
40 Richards Avenue
Norwalk, Connecticut 06854

This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus/Proxy Statement dated December 4, 2003, relating to the proposed reorganization of each series of Conseco Fund Group into a corresponding newly created series of Managers Trust II. A copy of the Prospectus/Proxy Statement may be obtained without charge by contacting The Managers Funds LLC ("Managers")at 40 Richards Avenue, Norwalk, CT 06854 or by telephoning Managers toll free at 1-800-835-3879.

The date of this Statement of Additional Information is December
4,2003.

STATEMENT OF ADDITIONAL INFORMATION

TABLE OF CONTENTS


Page
----
Exhibits							A-25

Pro Forma Financial Statements					A-25

Introduction							A-25

Incorporation by Reference					A-25

Additional Information about the Managers Funds			A-26

About the Managers Funds					A-26
Description of the Managers Funds and Their
Investments and Risks						A-26
Management of the Managers Funds				A-26
Control Persons and Principal Holders of Securities		A-26
Investment Advisory and Other Services				A-26
Brokerage Allocation and Other Practices			A-26
Capital Stock and Other Securities				A-26
Purchase, Redemption and Pricing of Shares			A-26
Taxation of the Managers Funds					A-27
Distributor							A-27
Calculation of Performance Data					A-27
Financial Statements						A-27

Additional Information about the Conseco Funds			A-27

Fund History							A-27
Description of the Funds and Their Investments and Risks	A-27
Management of the Funds						A-27
Control Persons and Principal Holders of Securities		A-27
Investment Advisory and Other Services				A-27
Brokerage Allocation and Other Practices			A-27
Capital Stock and Other Securities				A-28
Purchase, Redemption and Pricing of Shares			A-28
Taxation of the Fund						A-28
Distributor							A-28
Calculation of Performance Data					A-28
Financial Statements						A-28


EXHIBITS
The following documents are exhibits to this Statement of Additional Information:

Exhibit A: Statement of Additional Information, dated December 4,
2003, of Managers Trust II with respect to Managers Science &
Technology Fund, Managers 20 Fund, Managers Mid-Cap Fund,
Managers Large-Cap Fund, Managers Balanced Fund, Managers
Convertible Securities Fund, Managers High Yield Fund and
Managers Fixed Income Fund (the "Managers SAI").

Exhibit B: Statement of Additional Information, dated May 1,
2003, of Conseco Fund Group (the "Conseco SAI").

Exhibit C: Annual Report, dated December 31, 2002, of Conseco
Fund Group, which includes audited financial statements of Conseco Fund Group as of December 31, 2002.

Exhibit D: Semi-Annual Report, dated June 30, 2003, of Conseco
Fund Group, which includes audited financial statements of the Conseco Fund Group for the six months ended June 30,2003.



PRO FORMA FINANCIAL STATEMENTS
------------------------------
Pro forma financial statements are not included since Conseco Science & Technology Fund, Conseco 20 Fund, Conseco Equity Fund, Conseco Large-Cap Fund, Conseco Balanced Fund, Conseco Convertible Securities Fund, Conseco High Yield Fund and Conseco Fixed Income Fund (the "Conseco Funds") are being combined with Managers Science & Technology Fund, Managers 20 Fund, Managers Mid-Cap Fund, Managers Large-Cap Fund, Managers Balanced Fund, Managers Convertible Securities Fund, Managers High Yield Fund and Managers Fixed Income Fund (the "Managers Funds"), respectively, which are newly created funds that do not have any assets or liabilities.


INTRODUCTION
------------
This Statement of Additional Information is intended to supplement the information provided in a Prospectus/Proxy Statement dated December __, 2003 (the "Prospectus/Proxy Statement") relating to the proposed reorganization of Conseco Science & Technology Fund, Conseco 20 Fund, Conseco Equity Fund, Conseco Large-Cap Fund, Conseco Balanced Fund, Conseco Convertible Securities Fund, Conseco High Yield Fund and Conseco Fixed Income Fund, each a series of Conseco Fund Group, into Managers Science & Technology Fund, Managers 20 Fund, Managers Mid-Cap Fund, Managers Large-Cap Fund, Managers Balanced Fund, Managers Convertible Securities Fund, Managers High Yield Fund and Managers Fixed Income Fund, each a series of Managers Trust
II. The Prospectus/Proxy Statement has been sent to the shareholders of the Conseco Funds in connection with the solicitation of proxies to be voted at the Special Meeting of shareholders of the Conseco Funds to be held on January 22, 2004.


INCORPORATION BY REFERENCE
--------------------------
The following documents are incorporated by reference into this Statement of Additional Information:

* The Conseco SAI (file no. 333-13185), filed with the
Securities and Exchange Commission on May 1, 2003 (accession number: 0000936329-03-000082)
* Annual Report, dated December 31, 2002, of Conseco Fund
Group (file no. 811-07839) filed with the Securities and Exchange
Commission on March 11, 2003 (accession number: 0000936329-03-
000054)

* Semi-Annual Report, dated June 30, 2003, of Conseco Fund
Group (file no. 811-07839) filed with the Securities and Exchange
Commission on September 9, 2003 (accession number: 0000894189-03-
001384)

* Managers Trust II SAI (file no. 811-43089), filed with the Securities and Exchange Commission on November 3, 2003
(accession number: 0000879947-03-000011)



ADDITIONAL INFORMATION ABOUT THE MANAGERS FUNDS
-----------------------------------------------

About the Managers Funds
-------------------------
For additional information about the Managers Funds generally, see "General Information" in the Managers SAI.

Description of the Managers Funds and Their Investments and Risks
-----------------------------------------------------------------
For additional information about the investment objective, policies, risks and restrictions of the Managers Funds, see "Investment Techniques and Associated Risks" and "Investment Restrictions" in the Managers SAI.

Management of the Managers Funds
--------------------------------
For additional information regarding the management of the Managers Funds, see "Trustees and Officers" in the Managers SAI.

Control Persons and Principal Holders of Securities
---------------------------------------------------
For additional information regarding ownership of shares of the Managers Funds, see "Control Persons and Principal Holders of
Securities" in the Managers SAI.

Investment Advisory and Other Services
--------------------------------------
For additional information about investment advisory and other services, see "Management of the Funds" in the Managers SAI.

Brokerage Allocation and Other Practices
----------------------------------------
For additional information regarding brokerage allocation practices of the Managers Funds, see "Brokerage Allocation and Other Practices" in the Managers SAI.

Capital Stock and Other Securities
----------------------------------
For additional information regarding voting rights and other aspects of shares of the Managers Funds, see "Purchase, Redemption and Pricing of Shares - Capital Structure" in the
Managers SAI.

Purchase, Redemption and Pricing of Shares
------------------------------------------
For additional information about share purchase, redemption and pricing of shares of the Managers Funds, see "Purchase, Redemption and Pricing of Shares" in the Managers SAI.

Taxation of the Managers Funds
------------------------------
For additional information regarding tax matters, see "Certain
Tax Matters" in the Managers SAI.

Distributor
-----------
For additional information about the distribution of shares of the Managers Funds, see "Management of the Funds: Administrative
Services and Distribution Agreements" in the Managers SAI.

Calculation of Performance Data
-------------------------------
For additional information regarding the investment performance of the Managers Funds, see "Performance Data" in the Managers
SAI.

Financial Statements
--------------------
For additional information, see "Financial Statements " in the Managers SAI.

	ADDITIONAL INFORMATION ABOUT THE CONSECO FUNDS

Fund History
------------
For additional information about the Conseco Funds generally and their history, see "General Information" in the Conseco SAI.

Description of the Funds and Their Investments and Risks
--------------------------------------------------------
For additional information about the investment objective, policies, risks and restrictions of each Conseco Fund, see "Investment Restrictions", "Investment Strategies", "Temporary Defensive Positions", "Portfolio Turnover" and "Description of Securities and Investment Techniques" in the Conseco SAI.

Management of the Funds
-----------------------
For additional information regarding the management of the Conseco Funds, see "Management" in the Conseco SAI.

Control Persons and Principal Holders of Securities
---------------------------------------------------
For additional information regarding ownership of shares of each Conseco Fund, see "Control Persons and Principal Holders of
Securities" in the Conseco SAI.

Investment Advisory and Other Services
--------------------------------------
For additional information about investment advisory and other services, see "Management-The Advisor" in the Conseco SAI.

Brokerage Allocation and Other Practices
----------------------------------------
For additional information regarding brokerage allocation practices of the Conseco Funds, see "Securities Transactions" in the Conseco SAI.

Capital Stock and Other Securities
----------------------------------
For additional information regarding voting rights and other aspects of shares of the Conseco Funds, see "Information on Capitalization and Other Matters" in the Conseco SAI.

Purchase, Redemption and Pricing of Shares
------------------------------------------
For additional information about share purchase, redemption and pricing of shares of each Conseco Fund, see "Purchase, Redemption and Pricing of Shares" in the Conseco SAI.

Purchase, Redemption and Pricing of Shares
------------------------------------------
For additional information about share purchase, redemption and pricing of fund shares of each Conseco Fund.
see "Purchase, Redemption and Pricing of Shares" in the Conseco
SAI.

Taxation of the Fund
--------------------
For additional information regarding tax matters, see "Taxes" in the Conseco SAI.

Distributor
-----------
For additional information about the distribution of shares of the Conseco Funds, see "Distribution Arrangements" in the Conseco
SAI.

Calculation of Performance Data
-------------------------------
For additional information regarding the investment performance of each Conseco Fund, see "Investment Performance" in the Conseco
SAI.

Financial Statements
--------------------
For additional information, see "Financial Statements" in the Conseco SAI.

		THREE EASY WAYS TO VOTE YOUR PROXY
     Read the Proxy Statement and have the Proxy card at hand.

TELEPHONE: 	Call 1-800-690-6903 and follow the simple instructions.
INTERNET: 	Go to www.proxyweb.com and follow the on-line directions.
MAIL: 	Vote, sign, date and return your proxy by mail.

If you vote by Telephone or Internet, do not mail your proxy.

		CONSECO FUND GROUP

	PROXY FOR SPECIAL MEETING OF SHAREHOLDERS

		JANUARY 22, 2004

****   Control Number 999 999 999 999 99   ****

FUND NAME PRINTS HERE

The undersigned, revoking previous proxies, hereby appoints Sarah L.
Todd and William P. Kovacs, or any one of them, with full power of substitution, as proxies to appear and vote all of the shares of Conseco Fund Group (the "Trust") standing in the name of the undersigned on the record date of the Special Meeting of Shareholders of the Trust to be held at 11815 N. Pennsylvania Street, Carmel, Indiana 46032 on the twenty-second day of January, 2004 at 10:00 a.m. Eastern time, or at any postponement or adjournment thereof; and the undersigned hereby instructs said proxies to vote as indicated on this proxy card.

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES OF THE TRUST. Please sign, date and return the proxy card promptly using the enclosed envelope. Every properly signed proxy will be voted in the manner specified hereon. IF YOU SIGN, DATE AND RETURN THIS PROXY BUT DO NOT FILL IN A BOX ON THE REVERSE SIDE, WE WILL VOTE YOUR SHARES "FOR" THE PROPOSAL. As to any other matter, said proxy or proxies shall vote in accordance with their best judgment.

Date----------------------

The Undersigned acknowledges receipt with this proxy card of a copy of the Notice of Special Meeting of Shareholders and the accommpanying
Prospectus/Proxy Statement.

[Box omitted]

Signature(s)		(Sign in the Box)


Please date and sign your name or names to authorize the voting of your shares as indicated above. Your signature(s) on this proxy card should be exactly as your name or names appear on this proxy. If the shares are held jointly, each holder should sign. If signing is by attorney, executor, administrator, trustee or guardian, please print your full title below your signature.

Please fill in box(es) as shown using black or blue ink or number 2 pencil. [X]

PLEASE DO NOT USE FINE POINT PENS.

Please refer to the accompanying Prospectus/Proxy Statement for a discussion of the proposal.



THE BOARD OF TRUSTEES RECOMMENDS THAT YOU VOTE "FOR" THE PROPOSAL TO:

1. Approve an Agreement and Plan of Reorganization by and between Conseco Fund Group and Managers Trust II on behalf of your fund. Pursuant to this Agreement, as described in the accompanying prospectus/proxy statement, your fund will transfer all of its assets to a newly created Managers fund with substantially similar objectives and policies as your fund in exchange for shares of that Managers fund.

FOR AGAINST	ABSTAIN
[ ]   [ ]	  [ ]

PLEASE SIGN AND DATE ON THE REVERSE SIDE.

=======================================================================

			    PART C INFORMATION

=======================================================================

PART C

		OTHER INFORMATION

Item 15.	INDEMNIFICATION

Reference is made to Article IV, Sections 4.2 and 4.3 of the Successor Trust's Declaration of Trust (Exhibit 1) with respect to indemnification of the Trustees and officers of the Successor Trust against liabilities which may be incurred by them in such capacities. Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "Act"), may be permitted to directors, officers and controlling persons of the Successor Trust pursuant to the foregoing provisions, or otherwise, the Successor Trust has been advised that, in the opinion of the Securities and Exchange Commission ("SEC"), such indemnification is against public policy as expressed in the act, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Successor Trust of expenses incurred or paid by a Trustee, an officer or a controlling person of the Successor Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the act and will be governed by the final adjudication of such issue.


Item 16.	EXHIBITS




EXHIBIT		EXHIBIT TITLE
NUMBER

Exhibit 1	Amended and Restated Declaration of Trust dated June
		1, 1992, is incorporated by reference to the
		Registration Statement on Form N-1A, Registration
		Nos. 033-43089; 811-06431 (filed May 31, 1995).

Exhibit 2	By-Laws, dated October 3, 1991, are incorporated by
		reference to the Registration Statement on Form N-
		1A, Registration Nos. 033-43089; 811-06431 (filed
		May 31, 1995).

Exhibit 3	Not applicable.

Exhibit 4	Form of Agreement and Plan of Reorganization (filed
		as Appendix A to Part A of this Registration Statement).

Exhibit 5	Not applicable.

Exhibit 6(a)	Form of Investment Advisory Agreement for Managers
		Science & Technology Fund, Managers 20 Fund,
		Managers Mid-Cap Fund, Managers Large-Cap Fund,
		Managers Balanced Fund, Managers Convertible
		Securities Fund, Managers High Yield Fund and
		Managers Fixed Income Fund.*



Exhibit 6(b)	Form of Investment Subadvisory for Managers Science
		& Technology Fund, Managers 20 Fund, Managers Mid-
		Cap Fund, Managers Large-Cap Fund, Managers Balanced
		Fund, Managers Convertible Securities Fund, Managers
		High Yield Fund and Managers Fixed Income Fund.*

Exhibit 7	Form of Distribution Agreement between Managers
		Distributors, Inc. and Managers Trust II.*

Exhibit 8	Not applicable.

Exhibit 9	Custodian Contract between The Bank of New York and
		Managers Trust II dated June 25, 2002 is
		incorporated by reference to the Registration
		Statement on Form N-1A, Registration Nos. 033-43039,
		811-06431 (filed December 18, 2002).

Exhibit 10(a)	Plan of Distribution pursuant to Rule 12b-1 for
		Managers Science & Technology Fund, Managers 20
		Fund, Managers Mid-Cap Fund, Managers Large-Cap
		Fund, Managers Balanced Fund, Managers Convertible
		Securities Fund, Managers High Yield Fund and
		Managers Fixed Income Fund.*

Exhibit 10(b)	Rule 18f-3 Plan for Managers Science & Technology
		Fund, Managers 20 Fund, Managers Mid-Cap Fund,
		Managers Large-Cap Fund, Managers Balanced Fund,
		Managers Convertible Securities Fund, Managers High
		Yield Fund and Managers Fixed Income Fund filed
		herewith as Exhibit 10(b).

Exhibit 11	Opinion of Goodwin Procter LLP.**

Exhibit 12	Opinion of Goodwin Procter LLP with respect to tax
		matters.***

Exhibit 13(a)	Form of Administration and Shareholder Servicing
		Agreement is incorporated by reference to the
		Registration Statement on Form N-1A, Registration
		Nos. 033-43089; 811-06431 (filed August 1, 2000).

Exhibit 13(b)	Form of Supplement to the Administration and
		Shareholder Servicing Agreement with respect to
		Managers Science & Technology Fund, Managers 20
		Fund, Managers Mid-Cap Fund, Managers Large-Cap
		Fund, Managers Balanced Fund, Managers Convertible
		Securities Fund, Managers High Yield Fund and
		Managers Fixed Income Fund.*

Exhibit 13(c)	Form of Transfer Agency and Service Agreement
		between Managers Trust II and Firstar Mutual Fund
		Services, LLC.*





Exhibit 14	Consent of PricewaterhouseCoopers LLP, independent
		accountants is filed herewith as Exhibit 14.

Exhibit 15	Not applicable.

Exhibit 16	Powers of Attorney.**

Exhibit 17	Not applicable.



* Incorporated by reference to the corresponding exhibit in the Post-Effective Amendment to the Registrant's Registration Statement on Form N-1A filed on November 3, 2003.

**  Previously filed as an exhibit to this Registration Statement.

*** The Registrant hereby undertakes to file the opinion of Goodwin
    Procter LLP  with respect to tax matters by post-effective amendment.

Item 17	UNDERTAKINGS

(1)	The undersigned registrant agrees that prior to any public
reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)	The undersigned registrant agrees that every prospectus
that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

=======================================================================

Exhibit 10(b)	Rule 18f-3 Plan for Managers Science & Technology Fund,
		Managers 20 Fund, Managers Mid-Cap Fund, Managers
		Large-Cap Fund, Managers Balanced Fund, Managers
		Convertible Securities Fund, Managers High Yield Fund and Managers Fixed Income Fund

=======================================================================


		THE MANAGERS TRUST II
	MULTIPLE CLASS EXPENSE ALLOCATION PLAN
		PURSUANT TO RULE 18f-3

		  October 21, 2003

	The Managers Trust II, a Massachusetts business trust (the "Trust"), engages in business as an open-end management investment company. The Trust issues shares of beneficial interest in separate series, with shares of each series representing interests in a separate portfolio of securities and other assets (the Trust's series together with all other such series subsequently established by the Trust are referred to herein individually as a "Series" and, collectively as the "Series"). The Trust has designated for each Series certain separate classes of shares, as set forth on Schedule A hereto (each a "Class"). The Trustees of the Trust, including a majority of the Trustees who are not interested persons of the Trust (as defined in the Investment Company Act of 1940, as amended ("1940 Act") ("Independent Trustees")), having been furnished with and having evaluated information reasonably necessary to evaluate this Multiple Class Expense Allocation Plan Pursuant to Rule 18f-3 ("Plan"), have determined in the exercise of their reasonable business judgment that the Plan is in the best interests of each class of each Series individually, and each Series and the Trust as a whole. Accordingly, the Trust has hereby adopted this Plan on behalf of its Series set forth on Schedule A hereto.

	Section 1.	Class Differences.

	Each Class of a Series shall represent an equal pro rata interest in the same portfolio of investments of that Series and, except as otherwise set forth in this Plan, shall differ solely with respect to: (i) distribution, service and other charges and expenses as provided for in Sections 2 and 3 of this Plan;
(ii) the exclusive voting rights of each Class on matters submitted to shareholders that relate solely to that Class;
(iii) the separate voting rights of each Class on matters submitted to shareholders in which the interests of one Class differ from the interests of another Class; (iv) such differences relating to eligible investors as may be set forth in the prospectuses and statements of additional information of each Series, as the same may be amended or supplemented from time to time (each a "Prospectus" and "SAI" and collectively, the "Prospectus" and "SAI"); (v) the designation of each Class;
(vi) exchange privileges; and (vii) conversion features.

	Section 2.	Distribution and Service Arrangements.
Class A shares shall be subject to an initial sales charge.
The initial sales charge shall be reduced or waived for certain eligible purchasers and for certain large volume purchases, as set forth in the Prospectus or SAI. Class A shares shall be charged annual distribution and service fees under a Distribution and Service Plan adopted pursuant to Rule 12b-1 under the 1940 Act. The amount of the initial sales charge, and the amount of fees under the Distribution and Service Plan pertaining to the Class A shares, are set forth on Schedule B hereto.

	Class B shares shall not be subject to an initial sales charge, but shall be subject to a contingent deferred sales charge and shall be charged annual distribution and service fees under a Distribution and Service Plan adopted pursuant to Rule 12b-1 under the 1940 Act. The amount of and the provisions related to the contingent deferred sales charge, and the amount of fees under the Distribution and Service Plan pertaining to the Class B shares, are set forth on Schedule B hereto.

	Class C shares shall be subject to an initial sales charge, shall be subject to a contingent deferred sales charge and shall be charged annual distribution and service fees under a Distribution and Service Plan adopted pursuant to Rule 12b-1 under the 1940 Act. The amount of and the provisions related to the front-end sales load, contingent deferred sales charge, and the amount of fees under the Distribution and Service Plan pertaining to the Class C shares, are set forth on Schedule B hereto.

	Class Y shares shall be offered without imposition of an initial sales charge or contingent deferred sales charge and are not subject to any distribution or service fees. Class Y shares shall be offered only to those institutional and individual investors meeting the eligibility requirements set forth in the Prospectus and SAI.

	Section 3.	Expense Allocation.

	(a)	Class Expenses.

	Certain expenses may be attributable to a particular Class ("Class Expenses"). Class Expenses shall be allocated exclusively to the particular Class to which they are attributable. In addition to the distribution and service fees described in Section 2 above, Class Expenses may include, but are not limited to, (a) expenses associated with the addition of classes of shares to the Trust (to the extent that the expenses were not fully accrued prior to the issuance of the new classes of shares); (b) expenses of administrative personnel and services required to support the shareholders of a specific Class;
(c) litigation or other legal expenses relating to a specific Class of shares; (d) Trustees' fees or expenses incurred as a result of issues relating to a specific Class of shares,
(e) accounting expenses relating to a specific Class of shares; and (f) transfer agency fees and expenses.

	Expenses attributable to a Series other than Class Expenses shall be allocated to each Class based on its net asset value relative to the net asset value of the Series.

	Section 4.	Conversion Feature.

	Class B shares shall automatically convert to Class A shares after a specified period of time after the date of purchase, based on the relative net asset value of each such Class without imposition of any sales charge, fee or other charge, as set forth in Schedule C. No other Class shall be subject to any automatic conversion feature.

	Section 5.	Exchange Privilege.

	Shares of a Class may be exchanged only for shares of the same Class of another Series, or for shares of a money market fund, as set forth in the Prospectus.

	Section 6.	Additional Information.

	The Prospectus and SAI contain additional information about each Class and the Series' multiple class structure. This Plan is subject to the terns of the Prospectus and SAI; provided, however, that none of the terms set forth in the Prospectus and SAI shall be inconsistent with the terms of this Plan.

	Section 7.	Term and Termination.

	(a)	The Series.

	This Plan shall become effective with respect to each Series as set forth on Schedule A hereto, and shall continue in effect with respect to the Classes of each such Series until terminated in accordance with the provisions of Section 7(b) hereof.

	(b)	Termination.

	This Plan may be terminated at any time with respect to the Trust or any Series or Class thereof, as the case may be, by vote of a majority of both the Trustees of the Trust and the Non-Interested Trustees. The Plan may remain in effect with respect to the Trust or any Series or Class thereof even if it has been terminated in accordance with this Section 7(b) with respect to any other Series or Class of the Trust.

	Section 8.	Amendments.

	Before any material amendment to this Plan affecting the Trust or any Series or Class thereof, a majority of both the Trustees of the Trust and the Non-Interested Trustees shall find that the amendment is in the best interests of each Class of each Series individually and each Series and the Trust as a whole.

		THE MANAGERS TRUST II
	MULTIPLE CLASS EXPENSE ALLOCATION PLAN
		PURSUANT TO RULE 18f-3
	Managers Science & Technology Fund
		Managers 20 Fund
	    Managers Mid-Cap Fund
	   Managers Large-Cap Fund
	   Managers Balanced Fund
	Managers Convertible Securities Fund
	     Managers High Yield Fund
	    Managers Fixed Income Fund

		THE MANAGERS TRUST II
	MULTIPLE CLASS EXPENSE ALLOCATION PLAN
		PURSUANT TO RULE 18f-3

			SCHEDULE B

1.	Class A

	Initial Sales Charge - Class A Shares. The offering price of Class A shares is net asset value plus a varying sales charge depending on the amount invested. The maximum initial sales charge imposed on purchases of Class A shares of the Funds
(except the Manager Fixed Income Fund) listed in Schedule A hereto is 5.75% of the offering price. The maximum initial sales charge imposed on purchases of Class A shares of the Manager
Fixed Income Fund is 5.00% of the offering price. The sales charge applicable to Class A shares is determined as follows:


			Sales Charge
			------------
	    Managers Science & Technology Fund
		      Managers 20 Fund
		   Managers Mid-Cap Fund
		  Managers Large-Cap Fund
		   Managers Balanced Fund
	   Managers Convertible Securities Fund
		  Managers High Yield Fund



			As % of Public	As % of Net
			Offering Price	Amount Invested
			--------------	---------------
On purchase of:
$500 - 49,999		5.75%		6.10%
$50,000 - 99,999	4.50%		4.71%
$100,000 - 249,999	3.50%		3.63%
$250,000 - 499,999	2.50%		2.56%
$500,000 - 999,999	1.50%		1.52%
$1,000,000 or more	None		None




			Sales Charge
			------------
		Managers Fixed Income Fund


			As % of Public	As % of Net
			Offering Price	Amount Invested
			--------------	---------------
On purchase of:
$500 - 49,999		5.00%		5.56%
$50,000 - 99,999	4.50%		4.71%
$100,000 - 249,999	3.50%		3.63%
$250,000 - 499,999	2.50%		2,56%
$500,000 - 999,999	1.50%		1.52%
$1,000,000 or more	None		None


	Waiver of Class A Initial Sales Charge. The provisions for waiving the Class A initial sales charge shall be those as set forth in the relevant Series' current Prospectus and SAI.

	Amount of Distribution and Service Plan Fees. Class A shares of each Series are subject to distribution and service fees at a rate of up to 0.50% of the average daily net assets of that Class.

2.	Class B

	Contingent Deferred Sales Charge -- Class B Shares. A contingent deferred sales charge is imposed upon redemptions of Class B shares within six years of their purchase. The contingent deferred sales charge is a percentage of (1) the net asset value of the shares at the time of purchase or (2) the net asset value of the shares at the time of redemption, whichever is less. The contingent deferred sales charge is determined as follows:


Redemption During		Contingent Deferred Sales Charge
----------------------------	--------------------------------
lst year since purchase				5%
2nd year since purchase				4%
3rd year since purchase				3%
4th year since purchase				3%
5th year since purchase				2%
6th year since purchase				1%
7th year since purchase				0%
8th year since purchase				0%





	The contingent deferred sales charge will not apply to shares acquired by the reinvestment of dividends or capital gains distributions.

	In determining the applicability and rate of any contingent deferred sales charge, Class B shares acquired through reinvestment of dividends and capital gains distributions will be redeemed first, followed by the Class B shares held by the shareholder for the longest period of time. The contingent deferred sales charge, if any, upon redemption of Class B shares acquired through an exchange will be calculated based on the original purchase date of the Class B shares exchanged.

	Waiver of the Contingent Deferred Sales Charge. The provisions for waiving the contingent deferred sales charge on Class B shares shall be those as set forth in the relevant
Series' current Prospectus and SAI.

	Amount of Distribution and Service Plan Fees. Class B shares of a Series are subject to distribution and service fees at an annual rate of up to 1.00% of the average daily net assets of that Class.

3.	Class C

	Initial Sales Charge - Class C Shares. The offering price of Class C shares is net asset value plus a 1.00% initial sales charge.

	Waiver of Class C Initial Sales Charge. The provisions for waiving the Class C initial sales charge shall be those as set forth in the relevant Series' current Prospectus and SAI.

	Contingent Deferred Sales Charge - Class C Shares. Class C shares held for less than one year are subject to a contingent deferred sates charge on redemptions in an amount equal to 1% of the lower of (1) the net asset value of the shares at the time of purchase or (2) the net asset value of the shares at the time of redemption. Class C shares held one year or longer are not subject to this contingent deferred sales charge. The contingent deferred sales charge also will not apply to shares acquired by the reinvestment of dividends or capital gains distributions.
The order in which Class C shares are redeemed will be determined as described for Class B shares above.

	The contingent deferred sales charge, if any, upon redemption of Class C shares acquired through an exchange and held less than one year will be calculated based on the original purchase date of the Class C shares exchanged.

	Waiver of the Contingent Deferred Sales Charge. The provisions for waiving the contingent deferred sales charge on Class C shares shall be those as set forth in the relevant
Series' current Prospectus and SAI.

	Amount of Distribution and Service Plan Fees. Class C shares of a Series are subject to distribution and service fees at an annual rate of up to 1.00% of the average daily net assets of that Class.

		THE MANAGERS TRUST II
	MULTIPLE CLASS EXPENSE ALLOCATION PLAN
		PURSUANT TO RULE 18f-3

			SCHEDULE C

	Conversion Feature - Class B Shares. Class B shares will automatically convert to a number of Class A shares of equal dollar value eight years after purchase. No initial sales charge or other charge is imposed at conversion. When Class B shares convert, a pro rata amount of Class B shares that were acquired by the reinvestment of dividends and capital gains distributions will also convert to Class A shares.

=======================================================================

Exhibit 14	Consent of PricewaterhouseCoopers LLP,
		independent accountants

=======================================================================


We hereby consent to the incorporation by reference in this Registration Statement on Form N-14 of our report dated February 25, 2003, relating to the financial statements and financial highlights which appears in the December 31, 2002 Annual Report to Shareholders of Conseco Fund Group, which is also incorporated by reference into the Registration Statement.



PricewaterhouseCoopers LLP

Indianapolis, Indiana
December 15, 2003

=======================================================================

				SIGNATURES

=======================================================================

As required by the Securities Act of 1933, this post-effective amendment to the registration statement has been signed on behalf of the registrant, in the City of Norwalk and State of Connecticut, on the 18th day of December, 2003.


					MANAGERS TRUST II



					By:/s/ Donald S. Rumery
					------------------------
					Name: Donald S. Rumery
					Title:  Treasurer


	SIGNATURE		TITLE			DATE
	---------		-----			----


	*			Trustee			December 18, 2003
------------------------------
Jack W. Aber


	*			Trustee			December 18, 2003
------------------------------
William E. Chapman, II


	*			Trustee			December 18, 2003
------------------------------
Sean M. Healey


	*			Trustee			December 18, 2003
------------------------------
Edward J. Kaier


	*			Trustee			December 18, 2003
------------------------------
Eric Rakowski


	*			Trustee			December 18, 2003
------------------------------
Steven J. Paggioli


	*			Trustee			December 18, 2003
------------------------------
Madeline H. McWhinney




	SIGNATURE		TITLE			DATE
	---------		-----			----


	*			Trustee			December 18, 2003
------------------------------
Thomas R. Schneeweis


	*			Trustee, President and	December 18, 2003
------------------------------	Principal Executive
Peter M. Lebovitz		Officer


	*			Principal Financial	December 18, 2003
------------------------------	Officer
Galan G. Daukas


	*			Treasurer and Principal	December 18, 2003
------------------------------	Accounting Officer
Donald S. Rumery



*By Donald S. Rumery pursuant to power of attorney